Hartford Balanced HLS Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
	Asset-Backed - Automobile - 0.1%
$ 126,198	CFMT LLC Series 2021-AL1, 1.39%, 09/22/2031(1)	$125,910
637,770	Enterprise Fleet Financing LLC Series 2023-3, 6.40%, 03/20/2030(1)	643,506
	Wheels Fleet Lease Funding 1 LLC
891,710	Series 2024-2A, 4.87%, 06/21/2039(1)	897,992
403,721	Series 2023-2A, 6.46%, 08/18/2038(1)	407,122
		2,074,530
	Asset-Backed - Student Loan - 0.1%
976,667	Navient Private Education Refi Loan Trust Series 2023-A, 5.51%, 10/15/2071(1)	987,668
	Commercial Mortgage-Backed Securities - 0.1%
395,000	BX Trust Series 2025-ARIA, 5.03%, 12/13/2042(1)(2)	397,080
1,504,174	RFR Trust Series 2025-SGRM, 5.38%, 03/11/2041(1)(2)	1,521,916
		1,918,996
	Other Asset-Backed Securities - 0.2%
79,107	Castlelake Aircraft Structured Trust Series 2019-1A, 3.97%, 04/15/2039(1)	78,319
	CF Hippolyta Issuer LLC
110,943	Series 2021-1A, 1.53%, 03/15/2061(1)	88,830
191,711	Series 2022-1A, 5.97%, 08/15/2062(1)	190,506
1,319,099	Home Partners of America Trust Series 2021-2, 2.30%, 12/17/2026(1)	1,295,259
56,761	Horizon Aircraft Finance II Ltd. Series 2019-1, 3.72%, 07/15/2039(1)	56,333
140,233	Horizon Aircraft Finance III Ltd. Series 2019-2, 3.43%, 11/15/2039(1)	137,423
673,907	Kubota Credit Owner Trust Series 2023-2A, 5.28%, 01/18/2028(1)	678,055
36,572	MACH 1 Cayman Ltd. Series 2019-1, 3.47%, 10/15/2039(1)	36,267
76,290	Start II Ltd. Series 2019-1, 4.09%, 03/15/2044(1)	76,291
		2,637,283
	Whole Loan Collateral CMO - 0.9%
11,081	Angel Oak Mortgage Trust Series 2019-6, 2.62%, 11/25/2059(1)(2)	10,995
286,634	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/2058	279,330
	Federal National Mortgage Association Connecticut Avenue Securities Trust
120,700	Series 2021-R01, 5.21%, 10/25/2041, 30 day USD SOFR Average + 1.55%(1)(2)	120,776
29,735	Series 2016-C03, 9.68%, 10/25/2028, 30 day USD SOFR Average + 6.01%(2)	29,834
	Flagstar Mortgage Trust
449,698	Series 2021-9INV, 2.00%, 09/25/2041(1)(2)	397,854
210,379	Series 2018-3INV, 4.00%, 05/25/2048(1)(2)	196,163
2,070,186	GS Mortgage-Backed Securities Trust Series 2026-DSC1, 4.73%, 05/25/2066(1)(3)	2,051,118
120,088	MetLife Securitization Trust Series 2017-1A, 3.00%, 04/25/2055(1)(2)	114,992
	Pretium Mortgage Credit Partners LLC
2,806,711	Series 2025-RPL6, 3.85%, 09/25/2069(1)(3)	2,782,037
1,850,293	Series 2025-RPL2, 4.00%, 08/25/2064(1)(3)	1,791,555
1,472,294	Series 2026-RPL1, 4.15%, 01/25/2070(1)(3)	1,426,040
461,339	PRPM Trust Series 2026-RCF1, 4.85%, 01/25/2056(1)(3)	458,764
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4% - (continued)
	Whole Loan Collateral CMO - 0.9% - (continued)
	Towd Point Mortgage Trust
$ 71,954	Series 2017-4, 2.75%, 06/25/2057(1)(2)	$70,790
7,780	Series 2018-1, 3.00%, 01/25/2058(1)(2)	7,743
	Verus Securitization Trust
274,374	Series 2026-R1, 4.83%, 10/25/2067(1)(2)	271,961
2,361,511	Series 2025-R2, 5.09%, 07/25/2067(1)(2)	2,353,924
1,225,000	Series 2026-R2, 5.39%, 10/25/2067(1)(2)	1,224,372
		13,588,248
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $21,256,724)	$21,206,725
CORPORATE BONDS - 10.4%
	Aerospace & Defense - 0.1%
245,000	Boeing Co. 5.71%, 05/01/2040	$245,385
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	518,648
		764,033
	Agriculture - 0.5%
	BAT Capital Corp.
820,000	5.35%, 08/15/2032	841,417
2,638,000	5.63%, 08/15/2035(4)	2,713,080
100,000	7.08%, 08/02/2043	109,918
	Philip Morris International, Inc.
2,080,000	4.25%, 10/29/2032	2,014,953
1,580,000	5.25%, 02/13/2034	1,608,916
75,000	Reynolds American, Inc. 5.85%, 08/15/2045	72,636
		7,360,920
	Auto Parts & Equipment - 0.1%
1,150,000	LG Energy Solution Ltd. 5.25%, 04/02/2031(1)	1,146,434
	Commercial Banks - 2.0%
1,200,000	Banco Santander SA 5.37%, 07/15/2028, (5.37% fixed rate until 07/15/2027; 1 yr. USD CMT + 0.95% thereafter)(2)	1,212,945
688,000	Bank of America Corp. 5.51%, 01/24/2036, (5.51% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.21% thereafter)(2)	701,609
	Citizens Financial Group, Inc.
455,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 0.58% thereafter)(2)	468,573
2,875,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 0.95% thereafter)(2)	3,081,317
2,505,000	Commonwealth Bank of Australia 5.07%, 09/14/2028(1)	2,567,738
	Credit Agricole SA
1,540,000	4.63%, 09/11/2028, (4.63% fixed rate until 09/11/2027; 6 mo. USD SOFR + 0.70% thereafter)(1)(2)	1,539,554
2,733,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 0.61% thereafter)(1)(2)	2,845,112
	Goldman Sachs Group, Inc.
1,966,000	4.15%, 01/21/2029, (4.15% fixed rate until 01/21/2028; 6 mo. USD SOFR + 0.66% thereafter)(2)	1,953,869
640,000	4.52%, 01/21/2032, (4.52% fixed rate until 01/21/2031; 6 mo. USD SOFR + 1.20% thereafter)(2)	630,299
1,150,000	6.25%, 02/01/2041	1,210,499

1

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.4% - (continued)
	Commercial Banks - 2.0% - (continued)
$ 1,100,000	HSBC Holdings PLC 4.68%, 03/10/2032, (4.68% fixed rate until 03/10/2031; 6 mo. USD SOFR + 1.53% thereafter)(2)	$1,085,423
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(2)	572,946
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 0.99% thereafter)(2)	297,407
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 0.96% thereafter)(2)	687,537
1,938,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(2)	1,939,337
1,335,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	1,359,240
930,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(2)	947,020
3,996,000	5.57%, 04/22/2036, (5.57% fixed rate until 04/22/2035; 6 mo. USD SOFR + 1.68% thereafter)(2)	4,117,814
	Morgan Stanley
1,740,000	4.24%, 01/09/2030, (4.24% fixed rate until 01/09/2029; 6 mo. USD SOFR + 0.80% thereafter)(2)	1,722,441
1,283,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(2)	1,282,471
		30,223,151
	Diversified Financial Services - 0.5%
	American Express Co.
1,325,000	4.92%, 07/20/2033, (4.92% fixed rate until 07/20/2032; 6 mo. USD SOFR + 0.71% thereafter)(2)	1,327,421
2,037,000	5.28%, 07/27/2029, (5.28% fixed rate until 07/27/2028; 6 mo. USD SOFR + 1.28% thereafter)(2)	2,071,704
1,715,000	Aviation Capital Group LLC 1.95%, 09/20/2026(1)	1,694,604
2,615,000	Blackstone Holdings Finance Co. LLC 2.55%, 03/30/2032(1)	2,286,774
405,000	Equitable America Global Funding 3.95%, 09/15/2027(1)	401,665
		7,782,168
	Electric - 1.5%
	AEP Texas, Inc.
290,000	5.20%, 04/15/2036	285,204
206,000	5.85%, 10/15/2055	198,660
500,000	Arizona Public Service Co. 3.75%, 05/15/2046	371,640
1,349,000	CenterPoint Energy Houston Electric LLC 4.85%, 04/01/2036	1,321,066
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	1,919,637
	Duke Energy Corp.
1,008,000	3.95%, 08/15/2047	746,958
340,000	4.95%, 09/15/2035	331,447
2,030,000	5.70%, 09/15/2055	1,918,393
35,000	Duke Energy Indiana LLC 4.95%, 03/15/2036	34,456
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.4% - (continued)
	Electric - 1.5% - (continued)
	FirstEnergy Pennsylvania Electric Co.
$ 241,000	3.60%, 06/01/2029(1)	$234,033
75,000	5.20%, 04/01/2028(1)	76,065
	Georgia Power Co.
756,000	4.30%, 03/15/2042	652,247
245,000	4.75%, 09/01/2040	229,663
165,000	Ohio Edison Co. 4.95%, 12/15/2029(1)	166,676
	Pacific Gas & Electric Co.
560,000	4.75%, 02/15/2044	466,580
3,393,200	4.95%, 07/01/2050	2,810,846
65,000	5.20%, 05/01/2036	63,351
25,000	5.25%, 03/01/2052	21,272
75,000	6.00%, 05/01/2056	71,178
65,000	6.75%, 01/15/2053	67,443
875,000	Public Service Co. of Colorado 4.15%, 03/13/2029	872,497
1,395,000	Public Service Co. of Oklahoma 5.45%, 01/15/2036	1,403,949
600,000	Public Service Electric & Gas Co. 3.65%, 09/01/2042	471,333
	SCE Recovery Funding LLC
298,342	0.86%, 11/15/2033	269,877
220,000	1.94%, 05/15/2040	171,397
125,000	2.51%, 11/15/2043	84,150
1,156,000	Sempra 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(2)	1,124,221
	Southern California Edison Co.
1,108,000	4.00%, 04/01/2047	823,165
968,000	4.65%, 10/01/2043	809,522
1,015,000	4.80%, 03/15/2033	996,870
59,000	6.20%, 09/15/2055	58,511
430,000	Southwestern Electric Power Co. 5.20%, 04/01/2036	422,841
1,230,376	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	1,221,819
170,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	172,691
	Virginia Electric & Power Co.
1,422,000	4.90%, 09/15/2035	1,391,259
873,000	5.60%, 09/15/2055	830,819
		23,111,736
	Food - 0.7%
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
335,000	3.00%, 05/15/2032	297,694
1,295,000	5.63%, 03/10/2037(1)	1,299,053
1,450,000	5.75%, 04/01/2033	1,496,749
175,000	5.95%, 04/20/2035	181,661
540,000	6.25%, 03/01/2056	529,362
455,000	6.38%, 04/15/2066	446,474
647,000	6.40%, 05/10/2057(1)	645,803
2,578,000	6.75%, 03/15/2034	2,835,411
	Mars, Inc.
1,510,000	5.20%, 03/01/2035(1)	1,524,376
848,000	5.65%, 05/01/2045(1)	837,414
924,000	5.70%, 05/01/2055(1)	900,967
		10,994,964
	Gas - 0.1%
500,000	CenterPoint Energy Resources Corp. 5.40%, 07/01/2034	510,264

2

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.4% - (continued)
	Gas - 0.1% - (continued)
$ 371,000	NiSource, Inc. 5.35%, 07/15/2035	$373,524
455,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	449,070
		1,332,858
	Healthcare - Services - 0.3%
	Ascension Health
1,056,000	4.29%, 11/15/2030	1,045,571
250,000	4.92%, 11/15/2035	247,018
1,839,000	HCA, Inc. 4.90%, 11/15/2035	1,777,963
920,000	Providence St. Joseph Health Obligated Group 5.40%, 10/01/2033	938,032
175,000	Sutter Health 2.29%, 08/15/2030	159,439
155,000	Toledo Hospital 5.75%, 11/15/2038	155,160
		4,323,183
	Insurance - 1.2%
	American International Group, Inc.
437,000	3.40%, 06/30/2030	416,746
375,000	4.38%, 06/30/2050	303,731
390,000	4.85%, 05/07/2030	393,918
	Athene Global Funding
1,665,000	2.50%, 03/24/2028(1)	1,585,545
1,280,000	5.58%, 01/09/2029(1)	1,291,769
1,960,000	Brighthouse Financial Global Funding 5.65%, 06/10/2029(1)	1,973,355
355,000	CNO Global Funding 4.88%, 12/10/2027(1)	355,828
1,005,000	Fortitude Global Funding 4.63%, 10/06/2028(1)	994,798
805,000	Liberty Mutual Group, Inc. 4.57%, 02/01/2029(1)	800,867
425,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	425,061
975,000	NLG Global Funding 4.35%, 09/15/2030(1)	957,621
215,000	Pricoa Global Funding I 4.70%, 05/28/2030(1)	215,563
	Protective Life Global Funding
510,000	4.80%, 06/05/2030(1)	509,857
1,375,000	5.43%, 01/14/2032(1)	1,408,057
	RGA Global Funding
1,645,000	4.35%, 08/25/2028(1)	1,636,177
370,000	5.00%, 08/25/2032(1)	366,004
1,220,000	5.25%, 01/09/2030(1)	1,239,598
1,010,000	5.45%, 05/24/2029(1)	1,034,580
2,090,000	Sammons Financial Group Global Funding 4.95%, 06/12/2030(1)	2,090,657
		17,999,732
	Internet - 0.2%
775,000	Alphabet, Inc. 5.75%, 02/15/2066	767,515
	Amazon.com, Inc.
295,000	4.88%, 03/13/2036	292,311
330,000	5.65%, 03/13/2046	328,858
425,000	5.80%, 03/13/2056	424,658
730,000	5.95%, 03/13/2066	732,393
255,000	6.05%, 03/13/2076	253,506
110,000	Meta Platforms, Inc. 5.50%, 11/15/2045	104,095
		2,903,336
	Mining - 0.1%
1,765,000	Glencore Funding LLC 6.38%, 10/06/2030(1)	1,872,370
	Oil & Gas - 0.2%
	Diamondback Energy, Inc.
551,000	3.50%, 12/01/2029	531,664
1,550,000	5.75%, 04/18/2054	1,465,901
1,085,000	Saudi Arabian Oil Co. 6.38%, 06/02/2055(1)	1,077,902
		3,075,467
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.4% - (continued)
	Pharmaceuticals - 0.0%
	Novartis Capital Corp.
$ 140,000	5.60%, 03/18/2046	$140,233
95,000	5.70%, 03/18/2056	95,678
		235,911
	Pipelines - 0.6%
	Columbia Pipelines Holding Co. LLC
140,000	5.00%, 11/17/2032(1)	139,078
305,000	5.68%, 01/15/2034(1)	312,082
	Columbia Pipelines Operating Co. LLC
1,179,000	6.50%, 08/15/2043(1)	1,231,011
419,000	6.54%, 11/15/2053(1)	439,546
	Enbridge, Inc.
395,000	4.90%, 06/20/2030	399,134
400,000	5.55%, 06/20/2035	408,559
1,369,230	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	1,214,695
100,000	Gray Oak Pipeline LLC 3.45%, 10/15/2027(1)	98,094
	Greensaif Pipelines Bidco SARL
920,000	5.85%, 02/23/2036(1)	922,045
1,796,000	6.10%, 08/23/2042(1)	1,785,246
	Whistler Pipeline LLC
1,454,000	5.40%, 09/30/2029(1)	1,489,394
995,000	5.70%, 09/30/2031(1)	1,022,044
		9,460,928
	Real Estate Investment Trusts - 1.0%
2,410,000	American Tower Trust I 5.49%, 03/15/2053(1)	2,436,731
	Extra Space Storage LP
2,075,000	5.50%, 07/01/2030	2,128,526
935,000	5.90%, 01/15/2031	976,084
	GLP Capital LP/GLP Financing II, Inc.
2,200,000	3.25%, 01/15/2032	1,961,239
939,000	6.75%, 12/01/2033	988,980
	Healthpeak OP LLC
1,450,000	4.75%, 01/15/2033	1,418,389
1,175,000	5.38%, 02/15/2035	1,178,623
	Kilroy Realty LP
756,000	2.65%, 11/15/2033	600,484
410,000	3.05%, 02/15/2030	373,849
1,583,000	5.88%, 10/15/2035	1,526,141
672,000	LXP Industrial Trust 6.75%, 11/15/2028	704,536
545,000	SBA Tower Trust 1.63%, 05/15/2051(1)	536,095
	WEA Finance LLC
160,000	2.88%, 01/15/2027(1)	158,018
350,000	3.50%, 06/15/2029(1)	338,211
		15,325,906
	Semiconductors - 0.4%
	Foundry JV Holdco LLC
305,000	5.90%, 01/25/2030(1)	315,644
1,314,000	5.90%, 01/25/2033(1)	1,350,939
1,411,000	6.20%, 01/25/2037(1)	1,458,109
400,000	6.25%, 01/25/2035(1)	418,954
1,007,000	6.30%, 01/25/2039(1)	1,048,892
200,000	6.40%, 01/25/2038(1)	208,478
1,936,000	Intel Corp. 4.60%, 03/25/2040	1,707,168
		6,508,184
	Software - 0.4%
	Oracle Corp.
1,975,000	3.60%, 04/01/2050	1,192,363
282,000	3.95%, 03/25/2051	178,691
55,000	4.00%, 07/15/2046	37,039
55,000	4.00%, 11/15/2047	36,399
525,000	4.55%, 02/04/2029	518,365

3

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.4% - (continued)
	Software - 0.4% - (continued)
$ 155,000	5.38%, 09/27/2054	$119,896
179,000	5.55%, 02/06/2053	142,817
161,000	5.88%, 09/26/2045	138,901
155,000	6.00%, 08/03/2055	129,949
395,000	6.55%, 02/04/2046	368,518
490,000	6.85%, 02/04/2066	450,468
	Salesforce, Inc.
1,375,000	4.65%, 03/15/2029	1,377,847
1,375,000	4.90%, 09/15/2031	1,373,053
		6,064,306
	Telecommunications - 0.4%
	AT&T, Inc.
370,000	3.50%, 09/15/2053	242,623
185,000	3.55%, 09/15/2055	120,317
325,000	3.65%, 06/01/2051	223,123
410,000	3.65%, 09/15/2059	265,672
185,000	3.80%, 12/01/2057	124,925
267,000	4.35%, 06/15/2045	215,384
1,320,000	5.55%, 11/01/2045	1,249,643
1,371,000	5.85%, 04/30/2046	1,335,998
1,747,000	T-Mobile USA, Inc. 5.05%, 07/15/2033	1,759,099
		5,536,784
	Trucking & Leasing - 0.1%
775,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 02/01/2030(1)	786,626
	Total Corporate Bonds (cost $158,060,494)	$156,808,997
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
	Israel - 0.1%
1,630,000	Israel Government International Bonds 5.38%, 03/12/2029	$1,653,742
	Mexico - 0.0%
205,000	Mexico Government International Bonds 6.75%, 02/09/2056	198,973
	Saudi Arabia - 0.1%
670,000	Saudi Government International Bonds 5.38%, 01/13/2031(1)	684,210
	Total Foreign Government Obligations (cost $2,491,108)	$2,536,925
MUNICIPAL BONDS - 0.6%
	Airport - 0.0%
60,000	Dallas Fort Worth International Airport, TX, Rev 4.09%, 11/01/2051	$48,485
710,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060	457,776
		506,261
	General - 0.1%
162,830	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	181,828
540,000	Kansas Dev Finance Auth, KS, Rev, (BAM) 2.77%, 05/01/2051	375,166
1,250,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	1,319,650
		1,876,644
	General Obligation - 0.3%
4,436,912	State of Illinois, IL, GO 5.10%, 06/01/2033	4,519,475
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.6% - (continued)
	Tobacco - 0.0%
$ 115,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	$105,171
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
375,000	6.67%, 11/15/2039	400,567
390,000	6.81%, 11/15/2040	425,589
		826,156
	Utility - Electric - 0.1%
250,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	263,269
802,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	859,771
		1,123,040
	Total Municipal Bonds (cost $9,597,979)	$8,956,747
U.S. GOVERNMENT AGENCIES - 0.8%
	Mortgage-Backed Agencies - 0.8%
	Federal Home Loan Mortgage Corp. - 0.0%
106	6.41%, 04/01/2029, 1 yr. USD CMT + 2.28%(2)	$105
	Federal National Mortgage Association - 0.8%
2,520,000	4.20%, 10/01/2030	2,515,885
2,270,000	4.34%, 08/01/2030	2,280,983
2,650,000	4.40%, 09/01/2030	2,662,764
2,310,000	4.47%, 05/01/2030	2,320,760
1,304,000	4.60%, 04/01/2030	1,319,812
		11,100,204
	Government National Mortgage Association - 0.0%
22,097	5.00%, 07/15/2037	22,556
256	6.00%, 03/15/2028	257
254	6.00%, 04/15/2028	258
4,020	6.00%, 05/15/2028	4,073
2,599	6.00%, 07/15/2028	2,668
961	6.00%, 08/15/2028	995
4,216	6.00%, 09/15/2028	4,293
14,540	6.00%, 10/15/2028	14,645
13,964	6.00%, 11/15/2028	14,212
10,220	6.00%, 12/15/2028	10,419
290	6.00%, 12/15/2031	295
4,120	6.00%, 09/15/2032	4,183
2,514	6.00%, 11/15/2032	2,557
1,163	6.00%, 04/15/2033	1,173
29,251	6.00%, 06/15/2033	29,791
7,919	6.00%, 10/15/2033	8,231
642	6.00%, 11/15/2033	674
14,430	6.00%, 10/15/2034	14,627
38,035	6.00%, 01/15/2035	39,163
3,872	6.00%, 06/15/2035	3,987
3,231	6.50%, 03/15/2028	3,319
6,001	6.50%, 04/15/2028	6,098
2,953	6.50%, 05/15/2028	3,041
8,450	6.50%, 06/15/2028	8,610
1,534	6.50%, 10/15/2028	1,576
345	6.50%, 02/15/2035	355
410	7.00%, 11/15/2031	417
237	7.00%, 03/15/2032	240
235,725	7.00%, 11/15/2032	246,282
18,356	7.00%, 01/15/2033	18,967
20,556	7.00%, 05/15/2033	21,082
2,327	7.00%, 07/15/2033	2,398

4

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.8% - (continued)
	Mortgage-Backed Agencies - 0.8% - (continued)
	Government National Mortgage Association - 0.0% - (continued)
$ 24,079	7.00%, 11/15/2033	$24,695
7,326	7.50%, 09/16/2035	7,307
82	8.00%, 12/15/2026	83
216	8.00%, 07/15/2029	220
316	8.00%, 12/15/2029	323
1,777	8.00%, 01/15/2030	1,809
776	8.00%, 02/15/2030	785
341	8.00%, 03/15/2030	344
2,060	8.00%, 04/15/2030	2,082
1,768	8.00%, 05/15/2030	1,800
7,727	8.00%, 06/15/2030	7,876
515	8.00%, 07/15/2030	522
15,709	8.00%, 08/15/2030	16,022
7,183	8.00%, 09/15/2030	7,315
17,111	8.00%, 12/15/2030	17,443
		580,068
	Total U.S. Government Agencies (cost $11,650,506)	$11,680,377
U.S. GOVERNMENT SECURITIES - 22.2%
	U.S. Treasury Securities - 22.2%
	U.S. Treasury Bonds - 6.4%
2,781,200	2.38%, 05/15/2051	$1,739,880
2,226,400	2.50%, 02/15/2045	1,561,350
2,625,200	2.50%, 02/15/2046	1,811,183
2,041,900	2.75%, 11/15/2047	1,440,257
5,152,000	2.88%, 05/15/2052	3,572,992
400,000	3.25%, 05/15/2042	329,594
4,488,500	3.38%, 08/15/2042	3,749,125
4,012,200	3.63%, 02/15/2053	3,220,104
2,560,100	3.63%, 05/15/2053	2,052,780
5,250,000	3.88%, 02/15/2043	4,664,912
4,748,300	3.88%, 05/15/2043	4,208,366
5,140,000	4.00%, 11/15/2042	4,651,098
4,436,100	4.00%, 11/15/2052	3,811,407
3,288,900	4.13%, 08/15/2044	2,983,906
2,696,900	4.13%, 08/15/2053	2,365,055
1,499,700	4.25%, 02/15/2054	1,343,403
2,696,400	4.25%, 08/15/2054	2,414,963
6,600,000	4.38%, 11/15/2039	6,437,062
5,215,900	4.38%, 08/15/2043(5)	4,923,117
3,865,900	4.50%, 02/15/2044	3,696,918
2,720,600	4.50%, 11/15/2054	2,541,636
1,295,700	4.63%, 05/15/2044	1,256,576
3,720,800	4.63%, 11/15/2044	3,600,310
2,848,700	4.63%, 11/15/2045	2,747,660
1,560,000	4.63%, 02/15/2046	1,503,938
2,765,000	4.63%, 05/15/2054	2,636,363
1,329,600	4.63%, 02/15/2055	1,268,158
1,647,800	4.63%, 11/15/2055	1,574,421
3,964,000	4.75%, 11/15/2043	3,916,308
367,200	4.75%, 02/15/2045	360,803
3,955,400	4.75%, 11/15/2053	3,845,854
1,390,000	4.75%, 05/15/2055	1,353,458
2,301,800	4.75%, 08/15/2055	2,243,176
3,358,700	4.75%, 02/15/2056	3,275,782
299,400	4.88%, 08/15/2045	298,418
3,511,200	5.00%, 05/15/2045	3,556,873
		96,957,206
	U.S. Treasury Notes - 15.8%
590,000	2.63%, 07/31/2029	567,460
1,655,000	2.75%, 05/31/2029	1,601,342
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 22.2% - (continued)
	U.S. Treasury Securities - 22.2% - (continued)
	U.S. Treasury Notes - 15.8% - (continued)
$ 326,000	3.25%, 06/30/2029	$320,079
2,799,600	3.38%, 11/30/2027	2,778,931
13,692,100	3.38%, 12/31/2027	13,586,735
5,844,100	3.38%, 02/29/2028	5,797,986
2,265,200	3.50%, 09/30/2027	2,254,139
12,028,400	3.50%, 10/31/2027	11,964,029
9,148,100	3.50%, 01/31/2028	9,095,927
2,465,500	3.50%, 01/15/2029	2,444,505
4,176,200	3.50%, 09/30/2029	4,125,955
635,000	3.50%, 04/30/2030	625,326
5,843,300	3.50%, 11/30/2030	5,735,792
15,109,000	3.50%, 02/28/2031	14,816,263
12,254,300	3.63%, 08/31/2027	12,217,920
5,466,100	3.63%, 08/31/2029	5,424,250
512,000	3.63%, 03/31/2030	506,700
6,285,100	3.63%, 08/31/2030	6,208,009
4,379,200	3.63%, 09/30/2030	4,324,631
5,858,100	3.63%, 10/31/2030	5,782,357
5,583,500	3.63%, 12/31/2030	5,507,599
4,919,400	3.75%, 06/30/2027	4,915,557
3,510,900	3.75%, 08/15/2027	3,506,511
3,749,200	3.75%, 05/15/2028	3,744,074
620,000	3.75%, 05/31/2030	616,222
758,000	3.75%, 12/31/2030	751,516
4,960,800	3.75%, 01/31/2031	4,918,556
1,559,900	3.75%, 08/31/2031	1,540,523
390,600	3.75%, 10/31/2032	382,468
867,200	3.75%, 11/30/2032	848,738
313,100	3.75%, 02/28/2033	305,957
8,590,100	3.88%, 07/31/2027	8,593,456
4,325,400	3.88%, 03/31/2028	4,331,821
685,000	3.88%, 11/30/2029	684,839
4,451,400	3.88%, 04/30/2030	4,446,531
5,772,100	3.88%, 06/30/2030	5,763,307
3,949,500	3.88%, 07/31/2030	3,942,866
2,332,600	3.88%, 08/31/2032	2,303,351
1,755,700	3.88%, 12/31/2032	1,730,256
4,968,700	4.00%, 07/31/2029	4,990,826
150,000	4.00%, 10/31/2029	150,598
1,488,300	4.00%, 02/28/2030	1,493,939
5,910,000	4.00%, 03/31/2030	5,931,239
3,432,700	4.00%, 05/31/2030	3,444,366
483,900	4.00%, 07/31/2030	485,431
891,300	4.00%, 06/30/2032	887,227
1,991,900	4.00%, 07/31/2032	1,981,863
3,454,200	4.00%, 01/31/2033	3,427,754
1,711,800	4.00%, 11/15/2035	1,669,807
2,706,700	4.13%, 03/31/2029	2,729,221
4,671,800	4.13%, 10/31/2029	4,710,123
4,018,100	4.13%, 11/30/2029	4,051,375
754,300	4.13%, 08/31/2030	760,105
1,589,200	4.13%, 10/31/2031	1,597,519
497,800	4.13%, 03/31/2032	499,550
1,790,400	4.13%, 05/31/2032	1,795,086
11,960,900	4.13%, 02/15/2036	11,774,011
2,347,800	4.25%, 06/30/2029	2,376,230
3,448,800	4.25%, 01/31/2030	3,492,449
4,392,000	4.38%, 12/31/2029	4,466,287
1,184,800	4.63%, 04/30/2029	1,211,643
1,733,700	4.63%, 04/30/2031	1,785,169

5

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 22.2% - (continued)
	U.S. Treasury Securities - 22.2% - (continued)
	U.S. Treasury Notes - 15.8% - (continued)
$ 1,012,100	4.63%, 05/31/2031	$1,042,107
927,000	4.88%, 10/31/2030	963,102
		236,729,511
	Total U.S. Government Securities (cost $341,098,968)	$333,686,717
COMMON STOCKS - 63.3%
	Automobiles & Components - 0.6%
429,899	Gentex Corp.	$9,393,293
	Banks - 2.4%
77,866	JP Morgan Chase & Co.	22,905,062
62,933	M&T Bank Corp.	13,009,510
		35,914,572
	Capital Goods - 5.8%
75,132	3M Co.	10,911,420
91,805	Emerson Electric Co.	12,028,291
53,073	Ferguson Enterprises, Inc.	12,379,808
107,971	Johnson Controls International PLC	14,138,803
44,193	L3Harris Technologies, Inc.	15,253,214
66,592	Middleby Corp.*	8,828,767
119,452	PACCAR, Inc.	13,796,706
		87,337,009
	Commercial & Professional Services - 0.8%
58,265	Automatic Data Processing, Inc.	11,838,283
	Consumer Discretionary Distribution & Retail - 1.8%
64,574	Dick's Sporting Goods, Inc.	12,804,379
235,635	Industria de Diseno Textil SA	13,716,031
		26,520,410
	Consumer Services - 0.9%
106,960	Airbnb, Inc. Class A*	13,506,909
	Energy - 2.8%
285,004	Antero Resources Corp.*	12,095,570
63,174	Diamondback Energy, Inc.	12,495,185
70,999	Targa Resources Corp.	17,801,579
		42,392,334
	Equity Real Estate Investment Trusts (REITs) - 1.3%
142,180	Crown Castle, Inc. REIT	11,560,656
179,712	Gaming & Leisure Properties, Inc. REIT	7,973,821
		19,534,477
	Financial Services - 7.0%
102,734	Ares Management Corp. Class A	11,208,280
141,223	Block, Inc.*	8,498,800
76,249	Intercontinental Exchange, Inc.	11,992,443
132,202	KKR & Co., Inc.	12,228,685
36,511	LPL Financial Holdings, Inc.	10,983,604
77,569	Morgan Stanley	12,765,530
170,275	Nasdaq, Inc.	14,454,645
74,947	Raymond James Financial, Inc.	10,851,576
29,683	S&P Global, Inc.	12,625,367
		105,608,930
	Food, Beverage & Tobacco - 0.8%
472,092	Keurig Dr. Pepper, Inc.	12,430,182
	Health Care Equipment & Services - 2.5%
66,883	Align Technology, Inc.*	11,465,752
Shares or Principal Amount		Market Value†
COMMON STOCKS - 63.3% - (continued)
	Health Care Equipment & Services - 2.5% - (continued)
43,597	Elevance Health, Inc.	$12,763,022
48,776	UnitedHealth Group, Inc.	13,198,298
		37,427,072
	Household & Personal Products - 0.8%
195,112	Unilever PLC ADR	11,115,531
	Insurance - 1.6%
170,491	MetLife, Inc.	12,057,123
60,862	Progressive Corp.	12,065,283
		24,122,406
	Media & Entertainment - 4.0%
210,134	Alphabet, Inc. Class C	60,279,039
	Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
50,518	AstraZeneca PLC	9,963,160
26,413	Eli Lilly & Co.	24,293,885
104,771	Gilead Sciences, Inc.	14,601,934
479,373	Pfizer, Inc.	13,460,794
21,348	Roche Holding AG	8,519,792
108,191	Zoetis, Inc.	12,789,258
		83,628,823
	Semiconductors & Semiconductor Equipment - 11.0%
81,178	Advanced Micro Devices, Inc.*	16,514,040
126,933	Broadcom, Inc.	39,287,033
491,923	NVIDIA Corp.	85,791,371
68,867	NXP Semiconductors NV	13,557,158
45,700	Onto Innovation, Inc.*	9,371,699
		164,521,301
	Software & Services - 7.3%
63,405	Accenture PLC Class A	12,572,577
182,027	Amdocs Ltd.	11,879,082
166,867	Microsoft Corp.	61,769,157
65,116	Salesforce, Inc.	12,155,204
27,708	Synopsys, Inc.*	10,985,668
		109,361,688
	Technology Hardware & Equipment - 3.7%
223,425	Cisco Systems, Inc.	17,335,546
78,975	Corning, Inc.	10,738,231
49,741	F5, Inc.*	14,391,563
128,905	NetApp, Inc.	13,198,583
		55,663,923
	Telecommunication Services - 1.0%
71,853	T-Mobile U.S., Inc.	15,091,286
	Transportation - 0.7%
136,318	Uber Technologies, Inc.*	9,805,354
	Utilities - 0.9%
143,145	Sempra	13,909,400
	Total Common Stocks (cost $627,986,560)	$949,402,222
	Total Long-Term Investments (cost $1,172,142,339)	$1,484,278,710

6

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 4,773,939
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2026 at 3.66%,
due on 04/01/2026 with a maturity value
of $4,774,424; collateralized by
U.S. Treasury Note at 3.88%, maturing
11/30/2027, with a market value of
$4,869,519
			$4,773,939
	Securities Lending Collateral - 0.0%
466,400	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(6)		466,400
	Total Short-Term Investments (cost $5,240,339)		$5,240,339
	Total Investments (cost $1,177,382,678)	99.2%	$1,489,519,049
	Other Assets and Liabilities	0.8%	11,470,911
	Net Assets	100.0%	$1,500,989,960
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At March 31, 2026, the aggregate value of these securities was
$80,607,727, representing 5.4% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Represents entire or partial securities on loan.
(5)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2026, the market value of securities pledged was $94,387.
(6)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	42	06/18/2026	$4,663,969	$8,360
Total futures contracts				$8,360
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

7

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$21,206,725	$—	$21,206,725	$—
Corporate Bonds	156,808,997	—	156,808,997	—
Foreign Government Obligations	2,536,925	—	2,536,925	—
Municipal Bonds	8,956,747	—	8,956,747	—
U.S. Government Agencies	11,680,377	—	11,680,377	—
U.S. Government Securities	333,686,717	—	333,686,717	—
Common Stocks	949,402,222	927,166,399	22,235,823	—
Short-Term Investments	5,240,339	466,400	4,773,939	—
Futures Contracts(2)	8,360	8,360	—	—
Total	$1,489,527,409	$927,641,159	$561,886,250	$—

(1)	For the period ended March 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

8

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Automobiles & Components - 1.5%
139,447	Tesla, Inc.*	$51,839,422
	Banks - 1.9%
634,806	KeyCorp	12,727,860
110,888	M&T Bank Corp.	22,922,768
363,502	Wells Fargo & Co.	28,938,394
		64,589,022
	Capital Goods - 7.3%
64,751	AMETEK, Inc.	13,880,024
10,915	Axon Enterprise, Inc.*	4,635,491
108,089	Builders FirstSource, Inc.*	8,898,967
12,003	Carpenter Technology Corp.	4,730,983
37,744	Deere & Co.	21,261,195
106,942	Dover Corp.	22,292,060
166,550	Emerson Electric Co.	21,821,381
132,740	Honeywell International, Inc.	30,003,222
65,192	Kratos Defense & Security Solutions, Inc.*	4,596,688
350,600	Mammoth, Inc.*(1)(2)	6,191,596
73,652	Northrop Grumman Corp.	50,248,341
156,846	PACCAR, Inc.	18,115,713
29,057	RTX Corp.	5,605,095
108,068	Vertiv Holdings Co. Class A	27,079,680
23,969	WESCO International, Inc.	6,558,398
		245,918,834
	Commercial & Professional Services - 1.0%
81,365	Booz Allen Hamilton Holding Corp.	6,348,911
29,654	CACI International, Inc. Class A*	16,127,921
173,502	TransUnion	12,004,603
		34,481,435
	Consumer Discretionary Distribution & Retail - 6.4%
669,160	Amazon.com, Inc.*	139,365,953
76,702	Dick's Sporting Goods, Inc.(3)	15,209,240
93,683	Home Depot, Inc.	30,811,402
154,181	TJX Cos., Inc.	24,622,706
115,140	Tory Burch LLC*(1)(2)	5,453,014
		215,462,315
	Consumer Durables & Apparel - 0.9%
11,817	Lululemon Athletica, Inc.*	1,809,183
550,392	NIKE, Inc. Class B	29,071,705
		30,880,888
	Consumer Services - 2.0%
128,588	Airbnb, Inc. Class A*	16,238,093
41,236	DoorDash, Inc. Class A*	6,191,585
94,590	Hyatt Hotels Corp. Class A(3)	13,601,096
22,963	Marriott International, Inc. Class A	7,510,508
78,779	McDonald's Corp.	24,483,726
		68,025,008
	Consumer Staples Distribution & Retail - 1.4%
637,316	Kroger Co.	46,116,186
	Energy - 4.5%
187,438	ConocoPhillips	24,741,816
216,589	Exxon Mobil Corp.	36,746,490
597,048	SLB Ltd.	30,682,297
66,820	Targa Resources Corp.	16,753,778
121,464	Valero Energy Corp.	30,011,325
174,886	Williams Cos., Inc.	12,728,203
		151,663,909
	Equity Real Estate Investment Trusts (REITs) - 2.3%
47,058	AvalonBay Communities, Inc. REIT	7,686,924
118,251	Crown Castle, Inc. REIT	9,614,989
26,159	Equinix, Inc. REIT	25,642,098
170,614	Prologis, Inc. REIT	22,551,759
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 2.3% - (continued)
308,583	UDR, Inc. REIT	$10,423,934
14,966	Welltower, Inc. REIT	2,958,928
		78,878,632
	Financial Services - 6.6%
426,065	Ally Financial, Inc.	16,714,530
41,146	American Express Co.	12,445,842
5,002	Blackrock, Inc.	4,810,474
226,042	KKR & Co., Inc.	20,908,885
62,176	Mastercard, Inc. Class A	31,066,860
142,483	Morgan Stanley	23,448,427
61,240	Morningstar, Inc.	10,352,622
171,353	Raymond James Financial, Inc.	24,810,201
50,754	S&P Global, Inc.	21,587,706
236,591	Tradeweb Markets, Inc. Class A	27,837,297
76,312	Visa, Inc. Class A	23,064,539
90,541	Voya Financial, Inc.	6,185,761
		223,233,144
	Food, Beverage & Tobacco - 2.6%
135,791	Archer-Daniels-Midland Co.	9,870,648
293,683	Coca-Cola Co.	22,334,592
84,083	Constellation Brands, Inc. Class A	12,612,450
535,864	Keurig Dr. Pepper, Inc.	14,109,299
71,326	Monster Beverage Corp.*	5,168,282
353,390	Tyson Foods, Inc. Class A	22,641,697
		86,736,968
	Health Care Equipment & Services - 3.3%
79,464	Becton Dickinson & Co.	12,494,125
59,306	Cardinal Health, Inc.	12,531,951
20,676	Cencora, Inc.	6,495,158
117,528	Centene Corp.*	3,847,867
195,212	Cooper Cos., Inc.*	13,957,658
42,220	Elevance Health, Inc.	12,359,905
3,555	Intuitive Surgical, Inc.*	1,638,819
67,834	Stryker Corp.	22,289,574
33,570	Tenet Healthcare Corp.*	6,334,995
62,653	UnitedHealth Group, Inc.	16,953,275
19,989	Veeva Systems, Inc. Class A*	3,511,268
		112,414,595
	Household & Personal Products - 0.7%
168,471	Procter & Gamble Co.	24,333,951
	Insurance - 3.0%
191,906	Chubb Ltd.	62,547,923
36,123	Everest Group Ltd.	11,806,802
95,493	Marsh & McLennan Cos., Inc.	16,563,261
146,262	MetLife, Inc.	10,343,649
		101,261,635
	Materials - 2.8%
197,748	Freeport-McMoRan, Inc.	11,623,627
907,858	James Hardie Industries PLC ADR*	17,194,831
70,096	Linde PLC	34,750,793
103,151	PPG Industries, Inc.	11,024,779
68,844	Reliance, Inc.	20,923,068
		95,517,098
	Media & Entertainment - 10.5%
637,961	Alphabet, Inc. Class A	183,452,065
136,043	EchoStar Corp. Class A*	15,926,554
48,202	Live Nation Entertainment, Inc.*	7,351,287
143,118	Meta Platforms, Inc. Class A	81,882,101
344,190	Netflix, Inc.*	33,093,869
34,519	Reddit, Inc. Class A*	4,647,983
15,312	Spotify Technology SA*	7,424,942
232,434	Walt Disney Co.	22,401,989
		356,180,790

9

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
90,790	AbbVie, Inc.	$19,745,917
120,810	Agilent Technologies, Inc.	13,769,924
59,798	Charles River Laboratories International, Inc.*	10,315,155
118,427	Danaher Corp.	22,453,759
71,769	Eli Lilly & Co.	66,010,973
14,301	Jazz Pharmaceuticals PLC*	2,703,604
293,648	Merck & Co., Inc.	35,322,918
32,479	Natera, Inc.*	6,495,475
80,396	Neurocrine Biosciences, Inc.*	10,591,369
21,933	Waters Corp.*	6,531,648
		193,940,742
	Semiconductors & Semiconductor Equipment - 14.9%
35,215	Advanced Micro Devices, Inc.*	7,163,787
37,605	Analog Devices, Inc.	11,963,655
10,581	ASML Holding NV	13,975,702
418,681	Broadcom, Inc.	129,585,956
7,804	KLA Corp.	11,490,688
97,659	Micron Technology, Inc.	32,993,117
1,422,017	NVIDIA Corp.	247,999,765
85,915	NXP Semiconductors NV	16,913,227
72,401	QUALCOMM, Inc.	9,323,801
127,780	Texas Instruments, Inc.	24,807,209
		506,216,907
	Software & Services - 7.3%
90,945	Accenture PLC Class A	18,033,484
21,451	AppLovin Corp. Class A*	8,537,498
49,140	Cloudflare, Inc. Class A*	10,139,548
25,774	Crowdstrike Holdings, Inc. Class A*	10,062,427
58,400	Dynatrace, Inc.*	2,159,632
430,751	Microsoft Corp.	159,451,098
156,985	Palantir Technologies, Inc. Class A*	22,963,766
31,532	Roper Technologies, Inc.	11,157,913
91,148	Trimble, Inc.*	5,945,584
		248,450,950
	Technology Hardware & Equipment - 7.9%
110,971	Amphenol Corp. Class A	14,021,186
788,396	Apple, Inc.	200,087,021
85,497	Arista Networks, Inc.*	10,497,321
150,409	Corning, Inc.	20,451,112
159,285	Flex Ltd.*	10,426,796
21,177	Sandisk Corp.*	13,454,595
		268,938,031
	Telecommunication Services - 0.6%
100,706	T-Mobile U.S., Inc.	21,151,281
	Transportation - 0.5%
105,228	CH Robinson Worldwide, Inc.	17,475,214
	Utilities - 2.5%
24,695	American Water Works Co., Inc.	3,360,743
187,794	Eversource Energy	13,010,368
899,142	Exelon Corp.	44,075,941
244,710	Sempra	23,778,471
		84,225,523
	Total Common Stocks (cost $2,405,418,635)	$3,327,932,480
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
58	Magic Leap, Inc. Class A*(1)(2)(4)	$55
	Total Convertible Preferred Stocks (cost $679,566)	$55
	Total Long-Term Investments (cost $2,406,098,201)	$3,327,932,535
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.2%
$ 7,757,815
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2026 at 3.66%,
due on 04/01/2026 with a maturity value
of $7,758,604; collateralized by
U.S. Treasury Note at 0.63% - 3.88%,
maturing 11/30/2027, with total market
value of $7,912,990
			$7,757,815
	Securities Lending Collateral - 0.2%
4,719,523	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(5)		4,719,523
	Total Short-Term Investments (cost $12,477,338)		$12,477,338
	Total Investments (cost $2,418,575,539)	98.5%	$3,340,409,873
	Other Assets and Liabilities	1.5%	52,015,746
	Net Assets	100.0%	$3,392,425,619
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $11,644,665 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2015	Magic Leap, Inc. Class A Convertible Preferred	58	$679,566	$55
06/2015	Mammoth, Inc.	350,600	4,713,607	6,191,596
11/2013	Tory Burch LLC	115,140	9,024,247	5,453,014
			$14,417,420	$11,644,665

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Currently no rate available.
(5)	Current yield as of period end.

10

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Futures Contracts Outstanding at March 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	166	06/18/2026	$54,537,225	$(673,937)
Total futures contracts				$(673,937)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,327,932,480	$3,316,287,870	$—	$11,644,610
Convertible Preferred Stocks	55	—	—	55
Short-Term Investments	12,477,338	4,719,523	7,757,815	—
Total	$3,340,409,873	$3,321,007,393	$7,757,815	$11,644,665
Liabilities
Futures Contracts(2)	$(673,937)	$(673,937)	$—	$—
Total	$(673,937)	$(673,937)	$—	$—

(1)	For the period ended March 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.

11

Hartford Disciplined Equity HLS Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 0.6%
43,664	Tesla, Inc.*	$16,232,092
	Banks - 4.1%
394,233	Fifth Third Bancorp	18,316,065
203,797	JP Morgan Chase & Co.	59,948,926
443,615	Wells Fargo & Co.	35,316,190
		113,581,181
	Capital Goods - 8.0%
127,914	Builders FirstSource, Inc.*	10,531,160
4,783	Caterpillar, Inc.	3,388,564
83,909	Ferguson Enterprises, Inc.	19,572,613
50,880	FTAI Aviation Ltd.	12,465,600
11,090	GE Vernova, Inc.	9,680,461
116,511	General Electric Co.	33,062,327
101,514	ITT, Inc.	19,341,462
76,080	L3Harris Technologies, Inc.	26,259,012
25,751	Parker-Hannifin Corp.	23,053,325
190,934	RTX Corp.	36,831,169
66,054	Trane Technologies PLC	27,527,344
		221,713,037
	Commercial & Professional Services - 1.4%
126,803	Cintas Corp.	21,447,459
84,426	Republic Services, Inc.	18,490,983
		39,938,442
	Consumer Discretionary Distribution & Retail - 7.7%
644,805	Amazon.com, Inc.*	134,293,537
7,999	AutoZone, Inc.*	27,018,862
138,153	Lowe's Cos., Inc.	32,642,791
91,681	Pool Corp.	18,549,817
38,805	Tory Burch LLC*(1)(2)	1,837,806
		214,342,813
	Consumer Services - 0.8%
72,281	Marriott International, Inc. Class A	23,640,947
	Consumer Staples Distribution & Retail - 3.8%
259,226	BJ's Wholesale Club Holdings, Inc.*	25,513,023
23,925	Casey's General Stores, Inc.	17,414,050
164,071	Performance Food Group Co.*	14,054,322
386,782	Walmart, Inc.	48,069,267
		105,050,662
	Energy - 4.1%
44,477	Diamondback Energy, Inc.	8,797,106
97,391	EOG Resources, Inc.	14,079,817
221,522	Exxon Mobil Corp.	37,583,422
68,472	Phillips 66	12,474,229
74,779	Targa Resources Corp.	18,749,339
296,713	Williams Cos., Inc.	21,594,772
		113,278,685
	Equity Real Estate Investment Trusts (REITs) - 2.1%
141,359	Simon Property Group, Inc. REIT	26,367,694
163,018	Welltower, Inc. REIT	32,230,289
		58,597,983
	Financial Services - 5.6%
4,114	American Express Co.	1,244,403
36,276	Goldman Sachs Group, Inc.	30,689,133
198,479	Intercontinental Exchange, Inc.	31,216,777
99,987	KKR & Co., Inc.	9,248,798
106,674	Mastercard, Inc. Class A	53,300,731
357,397	Nasdaq, Inc.	30,339,431
		156,039,273
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Food, Beverage & Tobacco - 2.1%
230,145	Monster Beverage Corp.*	$16,676,307
248,104	Philip Morris International, Inc.	41,021,515
		57,697,822
	Health Care Equipment & Services - 2.9%
335,783	Abbott Laboratories	34,474,840
87,413	Cencora, Inc.	27,459,920
37,724	HCA Healthcare, Inc.	17,852,506
		79,787,266
	Insurance - 1.9%
123,953	Arthur J Gallagher & Co.	26,845,740
76,360	Chubb Ltd.	24,888,015
		51,733,755
	Materials - 2.1%
62,473	Linde PLC	30,971,615
86,688	Sherwin-Williams Co.	27,787,838
		58,759,453
	Media & Entertainment - 10.7%
603,811	Alphabet, Inc. Class A	173,631,891
73,567	EchoStar Corp. Class A*	8,612,489
134,278	Meta Platforms, Inc. Class A	76,824,472
412,913	Netflix, Inc.*	39,701,585
		298,770,437
	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
65,502	Eli Lilly & Co.	60,246,775
232,726	Gilead Sciences, Inc.	32,435,023
208,689	Johnson & Johnson	51,011,939
26,500	United Therapeutics Corp.*	15,713,970
60,932	Vertex Pharmaceuticals, Inc.*	27,208,575
		186,616,282
	Semiconductors & Semiconductor Equipment - 14.0%
311,775	Broadcom, Inc.	96,497,480
22,975	KLA Corp.	33,828,620
49,548	Micron Technology, Inc.	16,739,296
1,305,097	NVIDIA Corp.	227,608,917
70,265	NXP Semiconductors NV	13,832,368
		388,506,681
	Software & Services - 7.9%
28,666	Cadence Design Systems, Inc.*	7,965,422
441,125	Microsoft Corp.	163,291,241
151,362	Oracle Corp.	22,266,864
59,158	Palantir Technologies, Inc. Class A*	8,653,632
255,426	Trimble, Inc.*	16,661,438
		218,838,597
	Technology Hardware & Equipment - 9.6%
823,409	Apple, Inc.	208,972,970
180,786	Cisco Systems, Inc.	14,027,186
190,911	Corning, Inc.	25,958,169
39,730	Motorola Solutions, Inc.	17,241,628
		266,199,953
	Telecommunication Services - 0.6%
79,980	T-Mobile U.S., Inc.	16,798,199
	Utilities - 2.7%
133,401	Atmos Energy Corp.	24,641,832
423,540	Dominion Energy, Inc.	26,183,243
213,665	WEC Energy Group, Inc.	24,735,997
		75,561,072
	Total Common Stocks (cost $1,607,445,353)	$2,761,684,632

12

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.1%
	Health Care Equipment & Services - 0.1%
1,871,878	Lumeris Group Holdings Corp.*(1)(2)(3)		$1,441,346
	Software & Services - 0.0%
287,204	Lookout, Inc. Series F*(1)(2)(3)		953,518
	Total Convertible Preferred Stocks (cost $6,240,761)		$2,394,864
	Total Long-Term Investments (cost $1,613,686,114)		$2,764,079,496
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 2,398,431
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2026 at 3.66%,
due on 04/01/2026 with a maturity value
of $2,398,675; collateralized by
U.S. Treasury Note at 3.38%, maturing
11/30/2027, with a market value of
$2,446,422
			$2,398,431
	Total Short-Term Investments (cost $2,398,431)		$2,398,431
	Total Investments (cost $1,616,084,545)	99.6%	$2,766,477,927
	Other Assets and Liabilities	0.4%	10,881,893
	Net Assets	100.0%	$2,777,359,820
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $4,232,670 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	$3,280,760	$953,518
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	1,871,878	2,960,001	1,441,346
11/2013	Tory Burch LLC	38,805	3,041,403	1,837,806
			$9,282,164	$4,232,670

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$2,761,684,632	$2,759,846,826	$—	$1,837,806
Convertible Preferred Stocks	2,394,864	—	—	2,394,864
Short-Term Investments	2,398,431	—	2,398,431	—
Total	$2,766,477,927	$2,759,846,826	$2,398,431	$4,232,670

(1)	For the period ended March 31, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.

13

Hartford Dividend and Growth HLS Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Banks - 6.6%
1,583,361	Bank of America Corp.	$77,188,848
1,672,332	Huntington Bancshares, Inc.	26,171,996
1,314,970	Truist Financial Corp.	60,449,171
575,308	Wells Fargo & Co.	45,800,270
		209,610,285
	Capital Goods - 10.7%
148,255	Airbus SE	28,030,996
46,069	General Dynamics Corp.	15,811,802
115,723	Hubbell, Inc.	56,789,905
98,902	Lockheed Martin Corp.	59,775,380
554,876	Masco Corp.	33,497,864
490,817	Otis Worldwide Corp.	37,832,174
184,132	Vertiv Holdings Co. Class A	46,139,797
253,287	Westinghouse Air Brake Technologies Corp.	63,298,954
		341,176,872
	Consumer Discretionary Distribution & Retail - 5.3%
407,222	Amazon.com, Inc.*	84,812,126
269,522	Lowe's Cos., Inc.	63,682,658
120,020	TJX Cos., Inc.	19,167,194
		167,661,978
	Consumer Durables & Apparel - 1.1%
239,205	Tapestry, Inc.	33,754,218
	Consumer Services - 0.4%
52,433	Expedia Group, Inc.	12,106,255
	Consumer Staples Distribution & Retail - 1.3%
597,619	Sysco Corp.	42,628,163
	Energy - 6.9%
361,135	ConocoPhillips	47,669,820
1,560,499	Coterra Energy, Inc.	54,835,935
315,880	EQT Corp.	20,102,603
327,543	TotalEnergies SE(1)	29,799,862
906,158	Williams Cos., Inc.	65,950,180
		218,358,400
	Equity Real Estate Investment Trusts (REITs) - 3.0%
124,827	Public Storage REIT	33,813,138
315,965	Welltower, Inc. REIT	62,469,440
		96,282,578
	Financial Services - 7.7%
49,307	American Express Co.	14,914,381
47,683	Blackrock, Inc.	45,857,218
413,300	Intercontinental Exchange, Inc.	65,003,824
90,234	Morgan Stanley	14,849,809
137,708	S&P Global, Inc.	58,572,721
156,041	Visa, Inc. Class A	47,161,832
		246,359,785
	Food, Beverage & Tobacco - 3.8%
862,350	General Mills, Inc.	32,096,667
542,149	Philip Morris International, Inc.	89,638,916
		121,735,583
	Health Care Equipment & Services - 4.4%
76,027	HCA Healthcare, Inc.	35,979,018
95,329	Humana, Inc.	16,529,095
122,111	Labcorp Holdings, Inc.	32,580,436
202,339	UnitedHealth Group, Inc.	54,750,910
		139,839,459
	Household & Personal Products - 1.9%
1,063,364	Unilever PLC ADR	60,579,847
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Insurance - 3.0%
567,067	American International Group, Inc.	$42,671,792
309,176	Marsh & McLennan Cos., Inc.	53,626,577
		96,298,369
	Materials - 2.8%
757,043	Amcor PLC	30,092,459
152,392	Avery Dennison Corp.	26,315,051
459,896	BHP Group Ltd. ADR	33,452,835
		89,860,345
	Media & Entertainment - 7.3%
527,210	Alphabet, Inc. Class A	151,604,508
311,690	Omnicom Group, Inc.	23,473,374
255,302	Publicis Groupe SA	21,131,215
378,256	Walt Disney Co.	36,456,313
		232,665,410
	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
186,953	AbbVie, Inc.	40,660,408
117,930	AstraZeneca PLC	23,258,155
241,718	Danaher Corp.	45,829,733
353,098	Gilead Sciences, Inc.	49,211,268
660,430	Merck & Co., Inc.	79,443,125
1,581,217	Pfizer, Inc.	44,400,573
		282,803,262
	Semiconductors & Semiconductor Equipment - 6.6%
126,248	Broadcom, Inc.	39,075,019
71,208	Micron Technology, Inc.	24,056,911
346,741	NXP Semiconductors NV	68,259,433
331,659	QUALCOMM, Inc.	42,711,046
111,702	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	37,749,691
		211,852,100
	Software & Services - 6.1%
599,761	Cognizant Technology Solutions Corp. Class A	36,795,337
253,077	Microsoft Corp.	93,681,513
94,164	Roper Technologies, Inc.	33,320,873
164,267	Salesforce, Inc.	30,663,721
		194,461,444
	Technology Hardware & Equipment - 4.7%
76,105	Apple, Inc.	19,314,688
1,218,923	Cisco Systems, Inc.	94,576,235
126,505	Dell Technologies, Inc. Class C	20,763,266
91,945	TD SYNNEX Corp.	15,512,041
		150,166,230
	Transportation - 1.8%
533,841	Delta Air Lines, Inc.	35,489,749
108,573	JB Hunt Transport Services, Inc.	23,006,619
		58,496,368
	Utilities - 5.1%
346,500	Duke Energy Corp.	45,370,710
1,156,802	Exelon Corp.	56,706,434
619,860	Sempra	60,231,796
		162,308,940
	Total Common Stocks (cost $2,306,940,553)	$3,169,005,891

14

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.1%
$ 3,544,588
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2026 at 3.66%,
due on 04/01/2026 with a maturity value
of $3,544,948; collateralized by
U.S. Treasury Note at 3.88%, maturing
09/30/2032, with a market value of
$3,615,496
			$3,544,588
	Securities Lending Collateral - 0.8%
25,944,117	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(2)		25,944,117
	Total Short-Term Investments (cost $29,488,705)		$29,488,705
	Total Investments (cost $2,336,429,258)	100.3%	$3,198,494,596
	Other Assets and Liabilities	(0.3)%	(8,357,636)
	Net Assets	100.0%	$3,190,136,960
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,169,005,891	$3,119,843,680	$49,162,211	$—
Short-Term Investments	29,488,705	25,944,117	3,544,588	—
Total	$3,198,494,596	$3,145,787,797	$52,706,799	$—

(1)	For the period ended March 31, 2026, there were no transfers in and out of Level 3.

15

Hartford Healthcare HLS Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Biotechnology - 25.7%
15,306	AbbVie, Inc.	$3,328,902
6,933	Aktis Oncology, Inc.*	124,031
2,464	Alnylam Pharmaceuticals, Inc.*	815,264
6,243	Apogee Therapeutics, Inc.*	525,473
22,493	Arcus Biosciences, Inc.*	485,849
1,529	Argenx SE ADR*	1,116,552
3,460	Ascendis Pharma AS ADR*	791,406
5,763	Biogen, Inc.*	1,056,531
11,162	Celldex Therapeutics, Inc.*	354,059
1,875	CG oncology, Inc.*	126,900
4,000	Corvus Pharmaceuticals, Inc.*	58,520
10,815	Cytokinetics, Inc.*	712,817
6,126	Dianthus Therapeutics, Inc.*	514,094
9,537	Disc Medicine, Inc.*(1)	609,796
2,100	Eikon Therapeutics, Inc.*	22,218
91,400	GenFleet Therapeutics Shanghai, Inc. Class H*(1)	389,556
12,125	Immunocore Holdings PLC ADR*	365,569
16,589	Immunome, Inc.*	362,801
8,743	Incyte Corp.*	822,891
11,237	Ionis Pharmaceuticals, Inc.*	843,786
5,448	Kymera Therapeutics, Inc.*	453,764
1,536	Madrigal Pharmaceuticals, Inc.*	804,050
14,421	Mineralys Therapeutics, Inc.*	390,665
5,399	Mirum Pharmaceuticals, Inc.*	498,760
1,916	Natera, Inc.*	383,181
7,683	Newamsterdam Pharma Co. NV*	245,933
4,103	Nuvalent, Inc. Class A*	420,352
6,317	Protagonist Therapeutics, Inc.*	665,812
7,369	PTC Therapeutics, Inc.*	502,050
2,529	Regeneron Pharmaceuticals, Inc.	1,954,006
6,612	Revolution Medicines, Inc.*	643,017
10,864	Scholar Rock Holding Corp.*	534,074
11,658	Soleno Therapeutics, Inc.*	390,310
10,840	Stoke Therapeutics, Inc.*	352,950
2,174	United Therapeutics Corp.*	1,289,138
6,840	Vaxcyte, Inc.*	397,472
5,853	Vertex Pharmaceuticals, Inc.*	2,613,599
24,390	Viridian Therapeutics, Inc.*	477,068
7,624	Xenon Pharmaceuticals, Inc.*	443,336
		26,886,552
	Health Care Distributors - 3.4%
6,868	Cardinal Health, Inc.	1,451,277
6,558	Cencora, Inc.	2,060,130
		3,511,407
	Health Care Equipment - 16.3%
29,323	Abbott Laboratories	3,010,592
38,506	Boston Scientific Corp.*	2,416,251
16,874	Dexcom, Inc.*	1,059,687
35,612	Edwards Lifesciences Corp.*	2,851,809
7,432	Inspire Medical Systems, Inc.*	383,343
8,008	Intuitive Surgical, Inc.*	3,691,608
17,484	Medtronic PLC	1,514,989
4,043	STERIS PLC	894,029
3,578	Stryker Corp.	1,175,695
		16,998,003
	Health Care Facilities - 2.9%
18,573	Acadia Healthcare Co., Inc.*(1)	434,423
6,943	Encompass Health Corp.	671,596
4,101	HCA Healthcare, Inc.	1,940,757
		3,046,776
	Health Care Services - 2.6%
30,494	CVS Health Corp.	2,190,079
20,393	Option Care Health, Inc.*	548,980
		2,739,059
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Health Care Technology - 0.6%
24,312	HeartFlow, Inc.*	$591,511
	Life Sciences Tools & Services - 8.3%
30,861	Adaptive Biotechnologies Corp.*	428,351
11,491	Agilent Technologies, Inc.	1,309,744
66,012	Avantor, Inc.*	517,534
12,008	Bio-Techne Corp.	627,538
15,625	Danaher Corp.	2,962,500
4,813	ICON PLC*	532,606
11,870	Qiagen NV	475,275
3,624	Thermo Fisher Scientific, Inc.	1,781,305
		8,634,853
	Managed Health Care - 6.3%
34,524	Alignment Healthcare, Inc.*	608,313
5,698	Elevance Health, Inc.	1,668,090
15,880	UnitedHealth Group, Inc.	4,296,969
		6,573,372
	Pharmaceuticals - 32.2%
2,167	AstraZeneca PLC	427,376
12,812	Bristol-Myers Squibb Co.	777,048
8,142	Crinetics Pharmaceuticals, Inc.*	295,717
31,004	Elanco Animal Health, Inc.*	741,926
13,705	Eli Lilly & Co.	12,605,448
3,695	Galderma Group AG*	726,192
51,586	GSK PLC	1,420,961
45,725	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H*(1)	380,728
25,836	Johnson & Johnson	6,315,352
58,295	Merck & Co., Inc.	7,012,306
15,548	Oculis Holding AG*	413,421
21,196	Pharvaris NV*	598,787
10,133	Structure Therapeutics, Inc. ADR*	488,411
28,925	Trevi Therapeutics, Inc.*	345,075
3,637	UCB SA	1,095,816
		33,644,564
	Total Common Stocks (cost $72,865,055)	$102,626,097
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
885	Abiomed, Inc. CVR*(2)(3)(4)	$903
	Total Rights (cost $903)	$903
	Total Long-Term Investments (cost $72,865,958)	$102,627,000
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.1%
$ 112,437
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2026 at 3.66%, due
on 04/01/2026 with a maturity value of
$112,448; collateralized by U.S. Treasury Note
at 3.38%, maturing 11/30/2027, with a market
value of $114,885
		$112,437

16

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.0% - (continued)
	Securities Lending Collateral - 0.9%
904,596	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(5)		$904,596
	Total Short-Term Investments (cost $1,017,033)		$1,017,033
	Total Investments (cost $73,882,991)	99.3%	$103,644,033
	Other Assets and Liabilities	0.7%	748,684
	Net Assets	100.0%	$104,392,717
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $903 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	885	$903	$903

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$102,626,097	$99,002,400	$3,623,697	$—
Rights	903	—	—	903
Short-Term Investments	1,017,033	904,596	112,437	—
Total	$103,644,033	$99,906,996	$3,736,134	$903

(1)	For the period ended March 31, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.

17

Hartford International Opportunities HLS Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Australia - 1.2%
1,267,315	Glencore PLC*	$9,598,483
	Belgium - 1.1%
71,747	KBC Group NV	8,781,256
	Brazil - 1.9%
278,122	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	8,496,390
3,935	MercadoLibre, Inc.*	6,803,694
		15,300,084
	Canada - 5.6%
351,500	Cenovus Energy, Inc.	9,328,862
91,514	RB Global, Inc.	8,776,423
95,592	Royal Bank of Canada	15,453,044
96,192	Shopify, Inc. Class A*	11,413,595
		44,971,924
	Chile - 0.9%
289,913	Lundin Mining Corp.	7,229,589
	China - 5.2%
1,047,874	ENN Energy Holdings Ltd.	8,532,222
40,992	Full Truck Alliance Co. Ltd. ADR	340,234
428,254	KE Holdings, Inc. ADR(1)	6,410,962
313,913	Tencent Holdings Ltd.	19,799,227
140,800	Trip.com Group Ltd.*	6,958,156
		42,040,801
	Finland - 1.0%
1,011,613	Nokia OYJ	8,115,176
	France - 6.3%
168,506	Accor SA	8,082,082
106,996	Cie de Saint-Gobain SA	8,858,671
173,574	Klepierre SA REIT	6,516,346
687,656	Orange SA	14,099,050
171,575	Societe Generale SA	12,527,873
		50,084,022
	Germany - 11.4%
51,773	adidas AG	8,379,810
33,081	Allianz SE	13,970,715
294,075	Deutsche Telekom AG	10,975,839
585,704	E.ON SE	12,827,775
148,819	Infineon Technologies AG	6,751,341
4,551	Rheinmetall AG	7,676,563
51,909	SAP SE	8,849,580
49,131	Siemens AG	11,969,988
57,352	Siemens Energy AG	9,890,321
		91,291,932
	Hong Kong - 2.7%
1,256,285	AIA Group Ltd.	13,958,988
156,220	Hong Kong Exchanges & Clearing Ltd.	7,880,982
		21,839,970
	India - 1.2%
1,215,570	HDFC Bank Ltd.	9,521,609
	Israel - 1.2%
324,489	Teva Pharmaceutical Industries Ltd. ADR*	9,773,609
	Italy - 4.1%
20,676	Ferrari NV	7,015,447
116,040	Ryanair Holdings PLC ADR	6,707,112
2,060,014	Saipem SpA(1)	9,425,282
136,745	UniCredit SpA	9,810,604
		32,958,445
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Japan - 12.3%
131,000	Chugai Pharmaceutical Co. Ltd.	$7,224,445
28,700	Hikari Tsushin, Inc.	7,301,599
712,005	ITOCHU Corp.	9,057,046
468,000	Kansai Electric Power Co., Inc.	7,781,000
295,000	Kawasaki Heavy Industries Ltd.	5,548,107
23,322	Keyence Corp.	8,300,466
781,226	Mitsui Fudosan Co. Ltd.	8,328,211
160,200	Nomura Research Institute Ltd.	4,384,295
1,137,600	Rakuten Group, Inc.*	5,317,764
714,544	Resona Holdings, Inc.	8,151,337
187,548	Shin-Etsu Chemical Co. Ltd.	7,636,725
88,404	SoftBank Group Corp.	2,152,615
455,200	Sony Group Corp.	9,487,605
238,300	Sumitomo Mitsui Trust Group, Inc.	7,591,433
		98,262,648
	Mexico - 1.0%
702,209	Cemex SAB de CV ADR	8,033,271
	Netherlands - 3.4%
8,074	Argenx SE ADR*	5,896,038
16,230	ASML Holding NV	21,581,940
		27,477,978
	Singapore - 1.1%
2,356,744	Singapore Telecommunications Ltd.	9,055,235
	South Africa - 1.6%
305,483	Anglo American PLC	13,116,093
	South Korea - 5.2%
487,887	KT Corp. ADR	10,465,176
55,587	Samsung Electronics Co. Ltd.	6,501,528
121,445	Shinhan Financial Group Co. Ltd.	7,238,287
30,245	SK Hynix, Inc.	17,159,947
		41,364,938
	Switzerland - 2.4%
36,532	Galderma Group AG*	7,179,769
302,883	UBS Group AG	11,810,436
		18,990,205
	Taiwan - 6.7%
579,000	Quanta Computer, Inc.	5,210,396
842,806	Taiwan Semiconductor Manufacturing Co. Ltd.	48,743,284
		53,953,680
	United Kingdom - 12.3%
79,256	AstraZeneca PLC	15,497,714
319,781	BAE Systems PLC	9,375,500
1,034,244	Barratt Redrow PLC	3,597,187
210,357	British American Tobacco PLC	12,213,075
310,209	Imperial Brands PLC	12,578,293
7,638,019	Lloyds Banking Group PLC	9,466,821
80,747	London Stock Exchange Group PLC	9,535,229
103,499	Reckitt Benckiser Group PLC	6,959,308
373,058	Standard Chartered PLC	7,774,476
208,923	Unilever PLC	11,469,742
		98,467,345
	United States - 7.0%
147,462	GFL Environmental, Inc.	6,152,114
392,586	GSK PLC	10,813,970
1,661,647	Haleon PLC	8,223,480

18

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.8% - (continued)
	United States - 7.0% - (continued)
461,842	Shell PLC		$21,596,233
18,470	Spotify Technology SA*		8,956,288
			55,742,085
	Total Common Stocks (cost $561,064,367)		$775,970,378
WARRANTS - 0.0%
	Canada - 0.0%
5,095	Constellation Software, Inc. Expires 03/31/2040*(2)(3)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $561,064,367)		$775,970,378
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 4,638,073
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2026 at 3.66%, due
on 04/01/2026 with a maturity value of
$4,638,545; collateralized by U.S. Treasury
Note at 3.88%, maturing 11/30/2027, with a
market value of $4,730,935
			$4,638,073
	Securities Lending Collateral - 0.0%
122,450	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(4)		122,450
	Total Short-Term Investments (cost $4,760,523)		$4,760,523
	Total Investments (cost $565,824,890)	97.4%	$780,730,901
	Other Assets and Liabilities	2.6%	20,823,142
	Net Assets	100.0%	$801,554,043
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	5,095	$—	$—

(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$775,970,378	$139,291,636	$636,678,742	$—
Warrants	—	—	—	—
Short-Term Investments	4,760,523	122,450	4,638,073	—
Total	$780,730,901	$139,414,086	$641,316,815	$—

(1)	For the period ended March 31, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.

19

Hartford MidCap HLS Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Capital Goods - 23.8%
45,116	Acuity, Inc.	$12,642,405
35,571	Axon Enterprise, Inc.*	15,106,648
60,242	Builders FirstSource, Inc.*	4,959,724
11,417	Carpenter Technology Corp.	4,500,011
13,205	EMCOR Group, Inc.	9,749,383
473,989	Fastenal Co.	21,993,090
53,781	FTAI Aviation Ltd.	13,176,345
105,586	Graco, Inc.	8,937,855
46,399	HEICO Corp. Class A	9,794,365
103,109	Howmet Aerospace, Inc.	23,762,500
80,955	Ingersoll Rand, Inc.	6,486,115
94,966	Vertiv Holdings Co. Class A	23,796,580
		154,905,021
	Commercial & Professional Services - 6.5%
44,233	Clean Harbors, Inc.*	12,682,928
419,585	Rollins, Inc.	22,410,035
37,957	Verisk Analytics, Inc.	7,202,341
		42,295,304
	Consumer Discretionary Distribution & Retail - 4.8%
47,676	Carvana Co.*	14,988,381
138,370	O'Reilly Automotive, Inc.*	12,772,934
17,536	Pool Corp.	3,548,059
		31,309,374
	Consumer Durables & Apparel - 3.0%
145,166	Deckers Outdoor Corp.*	14,529,665
759	NVR, Inc.*	5,001,681
		19,531,346
	Consumer Services - 8.8%
164,310	Compass Group PLC ADR	4,567,818
49,703	DoorDash, Inc. Class A*	7,462,905
115,332	Hyatt Hotels Corp. Class A(1)	16,583,588
81,861	Royal Caribbean Cruises Ltd.	22,526,510
38,547	Texas Roadhouse, Inc.	6,365,652
		57,506,473
	Consumer Staples Distribution & Retail - 2.7%
24,482	Casey's General Stores, Inc.	17,819,469
	Energy - 2.3%
60,718	Targa Resources Corp.	15,223,824
	Equity Real Estate Investment Trusts (REITs) - 0.8%
41,377	Lamar Advertising Co. Class A, REIT	5,240,811
	Financial Services - 6.4%
322,392	Interactive Brokers Group, Inc. Class A	21,622,831
610,031	Rocket Cos., Inc. Class A*	8,692,942
96,471	Tradeweb Markets, Inc. Class A	11,350,778
		41,666,551
	Health Care Equipment & Services - 2.7%
15,866	IDEXX Laboratories, Inc.*	8,914,947
18,641	STERIS PLC	4,122,084
26,862	Veeva Systems, Inc. Class A*	4,718,579
		17,755,610
	Insurance - 1.2%
4,045	Markel Group, Inc.*	7,742,413
	Media & Entertainment - 7.9%
31,283	EchoStar Corp. Class A*	3,662,301
80,791	Live Nation Entertainment, Inc.*	12,321,436
88,080	Reddit, Inc. Class A*	11,859,972
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Media & Entertainment - 7.9% - (continued)
220,488	ROBLOX Corp. Class A*		$12,470,801
55,906	Take-Two Interactive Software, Inc.*		11,041,435
			51,355,945
	Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
4,901	Mettler-Toledo International, Inc.*		6,181,141
98,102	Natera, Inc.*		19,619,419
83,997	Tempus AI, Inc. Class A*(1)		3,798,344
23,016	Waters Corp.*		6,854,165
			36,453,069
	Semiconductors & Semiconductor Equipment - 6.1%
75,324	MKS, Inc.		17,310,208
20,194	Monolithic Power Systems, Inc.		22,079,110
			39,389,318
	Software & Services - 8.7%
137,398	Cloudflare, Inc. Class A*		28,350,703
1,930	Constellation Software, Inc.		3,387,996
51,714	Datadog, Inc. Class A*		6,104,838
13,154	HubSpot, Inc.*		3,210,891
55,994	Procore Technologies, Inc.*		3,191,658
74,973	Trimble, Inc.*		4,890,489
348,103	Unity Software, Inc.*		7,637,380
			56,773,955
	Technology Hardware & Equipment - 7.3%
35,784	Amphenol Corp. Class A		4,521,308
43,645	Celestica, Inc.*		12,293,924
191,970	Flex Ltd.*		12,566,356
9,441	Lumentum Holdings, Inc.*		6,634,757
121,451	TTM Technologies, Inc.*		11,831,757
			47,848,102
	Telecommunication Services - 1.1%
84,746	AST SpaceMobile, Inc.*(1)		7,022,901
	Total Common Stocks (cost $571,276,593)		$649,839,486
SHORT-TERM INVESTMENTS - 1.4%
	Repurchase Agreements - 0.1%
$ 460,920
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2026 at 3.66%, due
on 04/01/2026 with a maturity value of
$460,967; collateralized by U.S. Treasury
Note at 3.38%, maturing 11/30/2027, with a
market value of $470,218
			$460,920
	Securities Lending Collateral - 1.3%
8,209,877	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(2)		8,209,877
	Total Short-Term Investments (cost $8,670,797)		$8,670,797
	Total Investments (cost $579,947,390)	101.1%	$658,510,283
	Other Assets and Liabilities	(1.1)%	(6,854,790)
	Net Assets	100.0%	$651,655,493
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.

20

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$649,839,486	$649,839,486	$—	$—
Short-Term Investments	8,670,797	8,209,877	460,920	—
Total	$658,510,283	$658,049,363	$460,920	$—

(1)	For the period ended March 31, 2026, there were no transfers in and out of Level 3.

21

Hartford Small Cap Growth HLS Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Automobiles & Components - 1.4%
42,162	Dorman Products, Inc.*	$4,400,026
25,785	Patrick Industries, Inc.	2,863,940
		7,263,966
	Banks - 0.7%
41,189	Pinnacle Financial Partners, Inc.	3,548,020
	Capital Goods - 19.7%
45,069	AAON, Inc.	3,729,460
17,073	AeroVironment, Inc.*	3,125,213
14,935	ATI, Inc.*	2,172,445
91,067	Atmus Filtration Technologies, Inc.	5,169,874
30,883	AZZ, Inc.	3,864,390
82,250	Bloom Energy Corp. Class A*	11,144,052
21,195	Boise Cascade Co.	1,607,641
25,163	DXP Enterprises, Inc.*	3,516,026
47,127	Eos Energy Enterprises, Inc.*(1)	233,750
14,500	EquipmentShare.com, Inc. Class A*	295,365
18,225	ESCO Technologies, Inc.	5,127,968
15,748	FTAI Aviation Ltd.	3,858,260
37,644	Griffon Corp.	2,735,966
371,094	Hillman Solutions Corp.*	3,087,502
41,300	Kratos Defense & Security Solutions, Inc.*	2,912,063
17,847	Loar Holdings, Inc.*	1,022,455
36,222	Mercury Systems, Inc.*	2,640,946
38,535	Modine Manufacturing Co.*	8,350,920
17,949	Moog, Inc. Class A	5,252,595
16,320	MYR Group, Inc.*	4,607,462
58,486	Nextpower, Inc. Class A*	7,050,487
40,980	Primoris Services Corp.	5,861,779
35,061	SPX Technologies, Inc.*	7,010,096
54,650	Terex Corp.	3,229,815
46,864	Transcat, Inc.*	3,442,161
11,703	WESCO International, Inc.	3,202,175
42,966	York Space Systems, Inc.*	952,556
		105,203,422
	Commercial & Professional Services - 3.3%
28,382	Casella Waste Systems, Inc. Class A*	2,251,828
64,071	CBIZ, Inc.*	1,720,306
12,942	Clean Harbors, Inc.*	3,710,860
57,625	Innodata, Inc.*	2,225,478
51,452	Planet Labs PBC*	1,438,083
178,311	Upwork, Inc.*	1,954,289
308,156	Verra Mobility Corp.*	4,403,549
		17,704,393
	Consumer Discretionary Distribution & Retail - 2.0%
13,566	Boot Barn Holdings, Inc.*	1,985,520
97,184	National Vision Holdings, Inc.*	2,517,066
30,274	Ollie's Bargain Outlet Holdings, Inc.*	2,786,419
13,697	Pool Corp.	2,771,314
5,959	RH*	833,187
		10,893,506
	Consumer Durables & Apparel - 1.7%
6,436	Installed Building Products, Inc.	1,706,505
52,412	Kontoor Brands, Inc.	3,684,039
27,179	Polaris, Inc.	1,481,256
47,619	Smith Douglas Homes Corp.*(1)	609,523
39,586	YETI Holdings, Inc.*	1,448,452
		8,929,775
	Consumer Services - 3.8%
30,113	Covista, Inc.*	3,470,523
178,045	Genius Sports Ltd.*	788,740
17,451	Hyatt Hotels Corp. Class A	2,509,279
145,778	Life Time Group Holdings, Inc.*	3,927,259
215,230	Navan, Inc. Class A*	2,849,645
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Consumer Services - 3.8% - (continued)
313,873	Super Group SGHC Ltd.	$3,389,829
97,377	Universal Technical Institute, Inc.*	3,515,310
		20,450,585
	Consumer Staples Distribution & Retail - 1.5%
40,714	BJ's Wholesale Club Holdings, Inc.*	4,007,072
70,974	Chefs' Warehouse, Inc.*	4,219,404
		8,226,476
	Energy - 2.8%
58,600	Cactus, Inc. Class A	2,775,882
19,908	Chord Energy Corp.	2,830,519
53,711	Energy Fuels, Inc.*(1)	980,226
6,630	Gulfport Energy Corp.*	1,402,709
38,076	Solaris Energy Infrastructure, Inc.	2,151,675
295,034	TETRA Technologies, Inc.*	2,513,690
157,352	Uranium Energy Corp.*	2,124,252
		14,778,953
	Equity Real Estate Investment Trusts (REITs) - 1.4%
113,240	CareTrust, Inc. REIT	4,150,246
160,337	Urban Edge Properties REIT	3,203,533
		7,353,779
	Financial Services - 7.3%
20,816	Dave, Inc.*	3,623,857
8,582	Evercore, Inc. Class A	2,561,813
49,742	Figure Technology Solutions, Inc. Class A*	1,688,741
40,460	FirstCash Holdings, Inc.	7,606,480
133,826	Marex Group PLC	5,965,963
225,045	Perella Weinberg Partners	4,086,817
166,295	Remitly Global, Inc.*	2,605,843
11,440	Sezzle, Inc.*	724,038
46,833	StepStone Group, Inc. Class A	2,234,871
62,296	Stifel Financial Corp.	4,604,920
110,043	Wealthfront Corp.*	1,017,898
160,417	WisdomTree, Inc.	2,335,671
		39,056,912
	Food, Beverage & Tobacco - 1.6%
34,290	Freshpet, Inc.*	2,021,738
40,043	Turning Point Brands, Inc.	3,475,332
58,671	Vita Coco Co., Inc.*	2,810,928
		8,307,998
	Health Care Equipment & Services - 8.5%
88,141	Acadia Healthcare Co., Inc.*	2,061,618
219,321	Alignment Healthcare, Inc.*	3,864,436
86,443	AtriCure, Inc.*	2,466,219
46,505	Encompass Health Corp.	4,498,429
44,414	Ensign Group, Inc.	8,949,421
26,529	GeneDx Holdings Corp.*	1,703,692
40,811	Guardant Health, Inc.*	3,769,712
51,074	Guardian Pharmacy Services, Inc. Class A*	1,923,447
22,710	HealthEquity, Inc.*	1,897,875
20,568	Hims & Hers Health, Inc.*	426,992
20,427	IRhythm Holdings, Inc.*	2,410,794
24,539	Lantheus Holdings, Inc.*	1,861,283
63,984	Merit Medical Systems, Inc.*	4,410,417
54,498	RadNet, Inc.*	3,045,893
21,504	TransMedics Group, Inc.*	2,137,713
		45,427,941
	Insurance - 1.1%
90,391	SiriusPoint Ltd.*	1,947,022
1,791	White Mountains Insurance Group Ltd.	3,934,756
		5,881,778
	Materials - 2.1%
24,243	Cabot Corp.	1,825,740
20,792	Century Aluminum Co.*	1,220,283

22

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Materials - 2.1% - (continued)
120,079	Coeur Mining, Inc.*	$2,253,883
190,451	Ivanhoe Electric, Inc.*	2,251,131
188,380	James Hardie Industries PLC ADR*	3,567,917
		11,118,954
	Media & Entertainment - 1.6%
131,893	Cargurus, Inc.*	4,490,956
145,293	Magnite, Inc.*	1,726,081
248,891	MNTN, Inc. Class A*	2,190,241
		8,407,278
	Pharmaceuticals, Biotechnology & Life Sciences - 16.5%
82,446	Alkermes PLC*	2,915,291
32,038	Apogee Therapeutics, Inc.*	2,696,638
29,376	Axsome Therapeutics, Inc.*	4,965,131
87,043	Bridgebio Pharma, Inc.*	6,463,813
59,939	Celldex Therapeutics, Inc.*	1,901,265
63,521	CG oncology, Inc.*	4,299,101
101,904	Cogent Biosciences, Inc.*	3,922,285
15,700	Corvus Pharmaceuticals, Inc.*	229,691
73,263	Crinetics Pharmaceuticals, Inc.*	2,660,912
35,322	Cytokinetics, Inc.*	2,328,073
8,800	Dianthus Therapeutics, Inc.*	738,496
41,208	Disc Medicine, Inc.*	2,634,840
38,032	Ionis Pharmaceuticals, Inc.*	2,855,823
74,279	Janux Therapeutics, Inc.*	1,032,478
34,970	Kymera Therapeutics, Inc.*	2,912,651
9,093	Madrigal Pharmaceuticals, Inc.*	4,759,913
40,271	Mirum Pharmaceuticals, Inc.*	3,720,235
31,956	Nuvalent, Inc. Class A*	3,273,892
46,786	Protagonist Therapeutics, Inc.*	4,931,244
51,757	PTC Therapeutics, Inc.*	3,526,204
20,428	Revolution Medicines, Inc.*	1,986,623
61,136	Scholar Rock Holding Corp.*	3,005,446
48,308	Soleno Therapeutics, Inc.*	1,617,352
53,502	Spyre Therapeutics, Inc.*	2,698,641
34,536	Structure Therapeutics, Inc. ADR*	1,664,635
69,528	Travere Therapeutics, Inc.*	2,065,677
30,525	Ultragenyx Pharmaceutical, Inc.*	639,499
28,953	Vaxcyte, Inc.*	1,682,459
102,836	Veracyte, Inc.*	3,312,348
51,616	Vericel Corp.*	1,660,487
80,400	Viridian Therapeutics, Inc.*	1,572,624
54,965	Xenon Pharmaceuticals, Inc.*	3,196,215
		87,869,982
	Semiconductors & Semiconductor Equipment - 5.9%
23,863	Cirrus Logic, Inc.*	3,451,067
66,944	Credo Technology Group Holding Ltd.*	6,284,033
12,953	MACOM Technology Solutions Holdings, Inc.*	2,876,473
19,964	MKS, Inc.	4,587,927
40,556	Power Integrations, Inc.	2,076,467
49,784	Rambus, Inc.*	4,282,918
102,217	Rigetti Computing, Inc.*	1,435,127
28,578	Semtech Corp.*	2,197,362
12,043	SiTime Corp.*	4,159,050
		31,350,424
	Software & Services - 6.5%
95,814	ACI Worldwide, Inc.*	3,929,332
23,987	Agilysys, Inc.*	1,706,435
21,312	Akamai Technologies, Inc.*	2,447,683
131,846	Applied Digital Corp.*(1)	3,130,024
55,013	Bill Holdings, Inc.*	2,106,998
26,689	Commvault Systems, Inc.*	2,078,806
33,321	DigitalOcean Holdings, Inc.*	2,858,275
253,166	Porch Group, Inc.*	1,815,200
66,158	Q2 Holdings, Inc.*	3,129,274
113,175	Riot Platforms, Inc.*	1,398,843
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.5% - (continued)
	Software & Services - 6.5% - (continued)
232,248	Terawulf, Inc.*(1)		$3,351,339
10,653	Tyler Technologies, Inc.*		3,647,374
190,781	Zeta Global Holdings Corp. Class A*		3,037,234
			34,636,817
	Technology Hardware & Equipment - 7.0%
10,139	Advanced Energy Industries, Inc.		3,271,957
12,735	Applied Optoelectronics, Inc.*		1,077,254
45,590	Benchmark Electronics, Inc.		2,555,775
6,780	Coherent Corp.*		1,615,064
10,887	Fabrinet*		5,677,788
22,642	Insight Enterprises, Inc.*		1,517,240
70,590	IonQ, Inc.*(1)		2,035,110
123,977	Mirion Technologies, Inc.*		2,304,732
93,340	Napco Security Technologies, Inc.		3,676,663
23,018	Novanta, Inc.*		2,718,656
30,957	Sanmina Corp.*		4,013,265
196,693	Viavi Solutions, Inc.*		6,545,943
			37,009,447
	Transportation - 1.4%
749,676	FTAI Infrastructure, Inc.(1)		3,703,399
17,983	Ryder System, Inc.		3,681,300
			7,384,699
	Utilities - 0.7%
30,459	Chesapeake Utilities Corp.		3,849,104
	Total Common Stocks (cost $426,351,461)		$524,654,209
EXCHANGE-TRADED FUNDS - 0.5%
	Other Investment Pools & Funds - 0.5%
8,527	iShares Russell 2000 Growth ETF (1)		$2,675,858
	Total Exchange-Traded Funds (cost $2,728,554)		$2,675,858
	Total Long-Term Investments (cost $429,080,015)		$527,330,067
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.0%
$ 210,529
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2026 at 3.66%, due
on 04/01/2026 with a maturity value of
$210,550; collateralized by U.S. Treasury
Note at 3.38%, maturing 11/30/2027, with a
market value of $214,902
			$210,529
	Securities Lending Collateral - 0.9%
4,799,907	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(2)		4,799,907
	Total Short-Term Investments (cost $5,010,436)		$5,010,436
	Total Investments (cost $434,090,451)	99.9%	$532,340,503
	Other Assets and Liabilities	0.1%	623,620
	Net Assets	100.0%	$532,964,123
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

23

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$524,654,209	$524,654,209	$—	$—
Exchange-Traded Funds	2,675,858	2,675,858	—	—
Short-Term Investments	5,010,436	4,799,907	210,529	—
Total	$532,340,503	$532,129,974	$210,529	$—

(1)	For the period ended March 31, 2026, there were no transfers in and out of Level 3.

24

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Automobiles & Components - 0.6%
26,092	Visteon Corp.	$2,377,242
	Banks - 3.2%
401,874	Huntington Bancshares, Inc.	6,289,328
199,643	Seacoast Banking Corp. of Florida	6,047,187
		12,336,515
	Capital Goods - 22.2%
13,984	Acuity, Inc.	3,918,596
223,111	Ameresco, Inc. Class A*	5,689,331
24,242	Applied Industrial Technologies, Inc.	6,431,887
29,981	Bloom Energy Corp. Class A*	4,062,126
3,467	Comfort Systems USA, Inc.	4,780,958
11,499	Curtiss-Wright Corp.	7,832,199
40,631	DXP Enterprises, Inc.*	5,677,370
111,711	Kornit Digital Ltd.*	1,637,683
43,218	Kratos Defense & Security Solutions, Inc.*	3,047,301
25,411	Loar Holdings, Inc.*(1)	1,455,796
40,429	Modine Manufacturing Co.*	8,761,369
90,397	Nextpower, Inc. Class A*	10,897,358
62,730	Rush Enterprises, Inc. Class A	4,147,080
102,342	StandardAero, Inc.*	2,643,494
75,863	Voyager Technologies, Inc. Class A*(1)	1,774,436
122,943	Xometry, Inc. Class A*	5,020,992
192,462	Zurn Elkay Water Solutions Corp.	8,629,996
		86,407,972
	Commercial & Professional Services - 3.7%
60,122	Casella Waste Systems, Inc. Class A*	4,770,079
83,970	ExlService Holdings, Inc.*	2,556,887
35,574	TriNet Group, Inc.	1,295,961
393,011	Verra Mobility Corp.*	5,616,127
		14,239,054
	Consumer Discretionary Distribution & Retail - 3.9%
28,204	Boot Barn Holdings, Inc.*	4,127,937
27,802	Five Below, Inc.*	6,352,201
31,313	Ollie's Bargain Outlet Holdings, Inc.*	2,882,049
43,094	Tory Burch LLC*(2)(3)	2,040,933
		15,403,120
	Consumer Durables & Apparel - 1.5%
77,799	Champion Homes, Inc.*	5,785,912
	Consumer Services - 2.5%
133,406	Genius Sports Ltd.*	590,989
184,344	Life Time Group Holdings, Inc.*	4,966,227
39,438	Stride, Inc.*	3,477,248
3,967	Wingstop, Inc.	614,766
		9,649,230
	Energy - 3.4%
53,372	Cactus, Inc. Class A	2,528,232
30,631	Chord Energy Corp.	4,355,115
22,300	Innovex International, Inc.*	543,897
121,529	Viper Energy, Inc. Class A	5,710,648
		13,137,892
	Equity Real Estate Investment Trusts (REITs) - 3.9%
173,185	American Healthcare, Inc. REIT	8,167,405
26,800	Janus Living, Inc. Class A REIT*	631,676
167,989	Phillips Edison & Co., Inc. REIT	6,286,148
		15,085,229
	Financial Services - 2.9%
7,303	Dave, Inc.*	1,271,379
148,488	HA Sustainable Infrastructure Capital, Inc.	5,456,934
33,040	PJT Partners, Inc. Class A	4,616,349
		11,344,662
	Food, Beverage & Tobacco - 1.7%
138,656	Vita Coco Co., Inc.*	6,643,009
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Health Care Equipment & Services - 9.8%
378,713	Alignment Healthcare, Inc.*	$6,672,923
25,503	Ensign Group, Inc.	5,138,855
36,611	GeneDx Holdings Corp.*	2,351,158
27,057	Glaukos Corp.*	2,912,957
112,527	Guardian Pharmacy Services, Inc. Class A*	4,237,767
25,398	HealthEquity, Inc.*	2,122,511
42,020	Hims & Hers Health, Inc.*(1)	872,335
79,660	Hinge Health, Inc. Class A*	3,071,690
12,361	Inspire Medical Systems, Inc.*	637,580
17,961	Lantheus Holdings, Inc.*	1,362,342
123,486	PACS Group, Inc.*	3,966,370
48,596	TransMedics Group, Inc.*	4,830,928
		38,177,416
	Insurance - 1.8%
331,024	SiriusPoint Ltd.*	7,130,257
	Materials - 2.5%
52,802	Cabot Corp.	3,976,519
79,995	Coeur Mining, Inc.*	1,501,506
216,690	James Hardie Industries PLC ADR*	4,104,108
		9,582,133
	Media & Entertainment - 1.0%
115,986	Cargurus, Inc.*	3,949,323
	Pharmaceuticals, Biotechnology & Life Sciences - 18.4%
110,736	Adaptive Biotechnologies Corp.*	1,537,016
55,913	Apellis Pharmaceuticals, Inc.*	2,249,380
44,522	Apogee Therapeutics, Inc.*	3,747,417
18,354	Axsome Therapeutics, Inc.*	3,102,193
29,763	Bridgebio Pharma, Inc.*	2,210,200
19,671	Celcuity, Inc.*	2,245,248
82,456	Celldex Therapeutics, Inc.*	2,615,504
41,294	CG oncology, Inc.*	2,794,778
66,725	Cogent Biosciences, Inc.*	2,568,245
95,250	Corvus Pharmaceuticals, Inc.*	1,393,507
74,784	Crinetics Pharmaceuticals, Inc.*	2,716,155
29,819	Cytokinetics, Inc.*	1,965,370
6,500	Dianthus Therapeutics, Inc.*	545,480
23,828	Disc Medicine, Inc.*	1,523,562
21,955	Insmed, Inc.*	3,590,082
20,285	Ionis Pharmaceuticals, Inc.*	1,523,201
44,595	Kymera Therapeutics, Inc.*	3,714,318
31,399	MBX Biosciences, Inc.*	937,260
47,539	Mineralys Therapeutics, Inc.*	1,287,832
22,426	Nuvalent, Inc. Class A*	2,297,544
45,414	Oculis Holding AG*	1,207,558
31,806	Pharvaris NV*	898,519
42,703	Protagonist Therapeutics, Inc.*	4,500,896
48,558	PTC Therapeutics, Inc.*	3,308,257
37,909	Revolution Medicines, Inc.*	3,686,650
47,364	Scholar Rock Holding Corp.*	2,328,414
25,902	Soleno Therapeutics, Inc.*	867,199
34,711	Spyre Therapeutics, Inc.*	1,750,823
47,674	Structure Therapeutics, Inc. ADR*	2,297,887
20,907	Terns Pharmaceuticals, Inc.*	1,102,217
52,586	Vaxcyte, Inc.*	3,055,772
38,321	Viridian Therapeutics, Inc.*	749,559
19,858	Xenon Pharmaceuticals, Inc.*	1,154,743
		71,472,786
	Semiconductors & Semiconductor Equipment - 5.8%
40,236	Credo Technology Group Holding Ltd.*	3,776,953
69,638	Enphase Energy, Inc.*	2,633,013
40,222	MKS, Inc.	9,243,418
17,324	SiTime Corp.*	5,982,844
11,143	Universal Display Corp.	1,021,367
		22,657,595

25

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.5% - (continued)
	Software & Services - 5.8%
30,334	Agilysys, Inc.*		$2,157,961
440,458	Amplitude, Inc. Class A*		3,003,924
244,089	AvePoint, Inc.*		2,321,286
58,435	Clear Secure, Inc. Class A		2,828,838
23,136	Commvault Systems, Inc.*		1,802,063
75,658	Core Scientific, Inc.*(1)		1,131,844
9,359	CyberArk Software Ltd.*(2)(3)		421,155
76,001	Intapp, Inc.*		1,952,466
20,262	Palo Alto Networks, Inc.*		3,248,404
55,057	Rubrik, Inc. Class A*		2,696,141
15,329	ServiceTitan, Inc. Class A*		972,778
			22,536,860
	Technology Hardware & Equipment - 3.9%
95,895	Calix, Inc.*		4,697,896
9,527	Fabrinet*		4,968,521
30,803	IonQ, Inc.*(1)		888,050
16,876	OSI Systems, Inc.*		4,480,747
			15,035,214
	Total Common Stocks (cost $298,894,052)		$382,951,421
RIGHTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
40,950	Akero Therapeutics, Inc. CVR*(2)(3)(4)		$26,618
	Total Rights (cost $26,618)		$26,618
	Total Long-Term Investments (cost $298,920,670)		$382,978,039
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.3%
$ 1,261,593
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2026 at 3.66%, due
on 04/01/2026 with a maturity value of
$1,261,721; collateralized by U.S. Treasury
Note at 3.38%, maturing 11/30/2027, with a
market value of $1,287,014
			$1,261,593
	Securities Lending Collateral - 0.2%
726,321	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(5)		726,321
	Total Short-Term Investments (cost $1,987,914)		$1,987,914
	Total Investments (cost $300,908,584)	99.0%	$384,965,953
	Other Assets and Liabilities	1.0%	4,020,578
	Net Assets	100.0%	$388,986,531
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $2,488,706 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2025	Akero Therapeutics, Inc. CVR	40,950	$26,618	$26,618
02/2026	CyberArk Software Ltd.	9,359	421,155	421,155
11/2013	Tory Burch LLC	43,094	3,377,559	2,040,933
			$3,825,332	$2,488,706

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

26

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$382,951,421	$380,489,333	$—	$2,462,088
Rights	26,618	—	—	26,618
Short-Term Investments	1,987,914	726,321	1,261,593	—
Total	$384,965,953	$381,215,654	$1,261,593	$2,488,706

(1)	For the period ended March 31, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2026 is not presented.

27

Hartford Stock HLS Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Banks - 2.8%
391,746	Wells Fargo & Co.	$31,186,899
	Capital Goods - 11.0%
57,948	AMETEK, Inc.	12,421,733
24,546	Caterpillar, Inc.	17,389,859
20,244	Deere & Co.	11,403,445
133,996	Honeywell International, Inc.	30,287,116
50,819	Northrop Grumman Corp.	34,670,755
40,409	Trane Technologies PLC	16,840,047
		123,012,955
	Commercial & Professional Services - 2.0%
108,631	Automatic Data Processing, Inc.	22,071,646
	Consumer Discretionary Distribution & Retail - 5.2%
89,354	Home Depot, Inc.	29,387,637
179,480	TJX Cos., Inc.	28,662,956
		58,050,593
	Consumer Durables & Apparel - 2.7%
562,666	NIKE, Inc. Class B	29,720,018
	Consumer Services - 2.7%
34,158	Marriott International, Inc. Class A	11,172,057
62,275	McDonald's Corp.	19,354,447
		30,526,504
	Consumer Staples Distribution & Retail - 2.1%
230,584	Kroger Co.	16,685,058
54,323	Walmart, Inc.	6,751,263
		23,436,321
	Energy - 1.1%
71,048	Exxon Mobil Corp.	12,054,004
	Financial Services - 12.9%
71,860	American Express Co.	21,736,213
28,086	Blackrock, Inc.	27,010,587
79,041	Mastercard, Inc. Class A	39,493,626
49,225	S&P Global, Inc.	20,937,362
113,947	Visa, Inc. Class A	34,439,341
		143,617,129
	Food, Beverage & Tobacco - 2.6%
246,894	Coca-Cola Co.	18,776,289
62,984	PepsiCo, Inc.	9,780,785
		28,557,074
	Health Care Equipment & Services - 4.8%
156,134	Abbott Laboratories	16,030,278
40,760	Elevance Health, Inc.	11,932,490
77,685	Stryker Corp.	25,526,514
		53,489,282
	Household & Personal Products - 3.2%
110,770	Colgate-Palmolive Co.	9,440,927
127,913	Procter & Gamble Co.	18,475,754
142,789	Unilever PLC	7,839,027
		35,755,708
	Insurance - 4.2%
71,877	Chubb Ltd.	23,426,871
136,054	Marsh & McLennan Cos., Inc.	23,598,566
		47,025,437
	Materials - 2.6%
57,849	Linde PLC	28,679,220
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.1% - (continued)
	Media & Entertainment - 2.3%
50,558	Alphabet, Inc. Class A		$14,538,458
19,269	Meta Platforms, Inc. Class A		11,024,373
			25,562,831
	Pharmaceuticals, Biotechnology & Life Sciences - 11.2%
125,601	Danaher Corp.		23,813,950
48,914	Eli Lilly & Co.		44,989,630
87,385	Johnson & Johnson		21,360,389
198,500	Merck & Co., Inc.		23,877,565
86,815	Zoetis, Inc.		10,262,401
			124,303,935
	Semiconductors & Semiconductor Equipment - 11.8%
178,490	Broadcom, Inc.		55,244,440
18,525	KLA Corp.		27,276,395
123,691	QUALCOMM, Inc.		15,928,927
167,390	Texas Instruments, Inc.		32,497,095
			130,946,857
	Software & Services - 6.8%
52,463	Accenture PLC Class A		10,402,888
22,512	Intuit, Inc.		9,733,738
149,952	Microsoft Corp.		55,507,732
			75,644,358
	Technology Hardware & Equipment - 4.9%
133,856	Amphenol Corp. Class A		16,912,706
149,165	Apple, Inc.		37,856,585
			54,769,291
	Transportation - 1.7%
189,114	Canadian National Railway Co.		19,464,699
	Utilities - 0.5%
41,399	American Water Works Co., Inc.		5,633,990
	Total Common Stocks (cost $751,888,137)		$1,103,508,751
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 2,000,081
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2026 at 3.66%,
due on 04/01/2026 with a maturity value
of $2,000,284; collateralized by
U.S. Treasury Note at 0.63%, maturing
11/30/2027, with a market value of
$2,040,110
			$2,000,081
	Total Short-Term Investments (cost $2,000,081)		$2,000,081
	Total Investments (cost $753,888,218)	99.3%	$1,105,508,832
	Other Assets and Liabilities	0.7%	7,900,827
	Net Assets	100.0%	$1,113,409,659
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

28

Hartford Stock HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,103,508,751	$1,095,669,724	$7,839,027	$—
Short-Term Investments	2,000,081	—	2,000,081	—
Total	$1,105,508,832	$1,095,669,724	$9,839,108	$—

(1)	For the period ended March 31, 2026, there were no transfers in and out of Level 3.

29

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.4%
	Asset-Backed - Automobile - 0.7%
	Avis Budget Rental Car Funding AESOP LLC
$ 1,220,000	Series 2024-1A, 5.36%, 06/20/2030(1)	$1,246,801
645,000	Series 2024-3A, 5.58%, 12/20/2030(1)	653,842
	Exeter Automobile Receivables Trust
740,000	Series 2025-4A, 4.40%, 05/15/2030	739,161
4,425,000	Series 2025-1A, 4.91%, 08/15/2029	4,439,900
375,000	First Investors Auto Owner Trust Series 2026-1A, 5.38%, 07/15/2032(1)	374,925
1,145,000	Hertz Vehicle Financing III LLC Series 2025-2A, 5.13%, 09/25/2031(1)	1,153,719
344,133	Securitized Term Auto Receivables Trust Series 2025-A, 5.04%, 07/25/2031(1)	346,482
985,000	SFS Auto Receivables Securitization Trust Series 2023-1A, 5.71%, 01/22/2030(1)	1,001,863
		9,956,693
	Asset-Backed - Finance & Insurance - 0.5%
1,750,000	Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, 5.52%, 07/16/2036(1)(2)	1,749,422
755,000	PK ALIFT Loan Funding 8 LP Series 2026-1, 4.61%, 09/15/2043(1)	739,269
2,625,000	RR 28 Ltd. Series 2024-28RA, 5.68%, 04/15/2041(1)(2)	2,619,354
	STAR Trust
685,000	Series 2026-SFR7, 5.38%, 05/17/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	685,011
385,000	Series 2026-SFR7, 5.68%, 05/17/2043, 1 mo. USD Term SOFR + 2.00%(1)(2)	385,006
730,000	VB-S1 Issuer LLC Series 2026-1A, 4.69%, 03/15/2056(1)	717,258
		6,895,320
	Asset-Backed - Home Equity - 0.1%
335,354	COOPR Residential Mortgage Trust Series 2026-CES1, 4.87%, 01/01/2061(1)(3)	332,543
274,194	FIGRE Trust Series 2026-HE1, 4.98%, 01/25/2056(1)(2)	271,305
		603,848
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
1,211,036	Series 2021-FA, 1.11%, 02/18/2070(1)	1,079,746
1,504,431	Series 2023-A, 5.51%, 10/15/2071(1)	1,521,377
		2,601,123
	Commercial Mortgage-Backed Securities - 5.6%
1,688,000	280 Park Avenue Mortgage Trust Series 2017-280P, 6.09%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	1,654,240
875,000	ACREC LLC Series 2026-FL4, 5.28%, 01/18/2043, 1 mo. USD Term SOFR + 1.45%(1)(2)	876,064
960,000	AREIT Trust Series 2025-CRE11, 5.43%, 07/25/2043, 1 mo. USD Term SOFR + 1.75%(1)(2)	959,401
	BBCMS Mortgage Trust
6,603,299	Series 2025-C32, 1.13%, 02/15/2062(2)(4)	529,589
21,215,690	Series 2017-C1, 1.44%, 02/15/2050(2)(4)	118,398
7,889,406	Series 2024-C24, 1.62%, 02/15/2057(2)(4)	705,339
925,000	Series 2022-C15, 3.66%, 04/15/2055(2)	852,527
485,000	Series 2026-5C40, 5.78%, 02/15/2059(2)	491,562
	Benchmark Mortgage Trust
16,687,951	Series 2018-B4, 0.46%, 07/15/2051(2)(4)	165,346
7,200,678	Series 2018-B1, 0.52%, 01/15/2051(2)(4)	60,399
7,648,863	Series 2019-B12, 1.02%, 08/15/2052(2)(4)	177,379
21,078,376	Series 2019-B10, 1.21%, 03/15/2062(2)(4)	629,946
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.4% - (continued)
	Commercial Mortgage-Backed Securities - 5.6% - (continued)
$ 10,196,366	Series 2020-B22, 1.49%, 01/15/2054(2)(4)	$576,554
2,098,245	Series 2020-B18, 1.74%, 07/15/2053(2)(4)	107,628
1,110,000	Series 2026-V20, 5.44%, 02/15/2059	1,120,134
570,000	Series 2026-V20, 5.69%, 02/15/2059(2)	577,868
1,625,000	BOCA Commercial Mortgage Trust Series 2025-BOCA, 5.57%, 12/15/2042, 1 mo. USD Term SOFR + 1.90%(1)(2)	1,623,984
820,000	BPR Trust Series 2024-PMDW, 5.85%, 11/05/2041(1)(2)	834,135
	BX Commercial Mortgage Trust
3,990,000	Series 2026-ALOHA, 5.25%, 04/15/2043(1)(2)	3,991,247
1,630,000	Series 2026-CSMO, 5.37%, 02/15/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	1,629,992
	BX Trust
780,000	Series 2026-CART, 5.02%, 02/15/2036, 1 mo. USD Term SOFR + 1.35%(1)(2)	774,083
580,000	Series 2026-RISE, 5.12%, 04/15/2041(1)(2)	580,000
970,000	Series 2025-ARIA, 5.18%, 12/13/2042(1)(2)	970,715
805,000	BXMT Ltd. Series 2026-FL6, 5.13%, 08/19/2043, 1 mo. USD Term SOFR + 1.45%(1)(2)	804,755
1,477,519	CD Mortgage Trust Series 2016-CD1, 2.46%, 08/10/2049	1,472,660
580,000	CENT Series 2025-CITY, 4.92%, 07/10/2040(1)(2)	581,772
2,357,000	Citigroup Commercial Mortgage Trust Series 2016-C3, 3.99%, 11/15/2049(2)	2,097,535
	Commercial Mortgage Trust
841,000	Series 2022-HC, 2.82%, 01/10/2039(1)	816,324
860,000	Series 2022-HC, 3.90%, 01/10/2039(1)(2)	818,931
1,106,000	Series 2024-CBM, 6.51%, 12/10/2041(1)(2)	1,123,140
2,310,635	CSAIL Commercial Mortgage Trust Series 2016-C6, 1.66%, 01/15/2049(2)(4)	23
3,299,596	DBJPM Mortgage Trust Series 2020-C9, 1.58%, 09/15/2053(2)(4)	131,955
380,000	DC Trust Series 2024-HLTN, 7.04%, 04/13/2040(1)(2)	377,123
	Extended Stay America Trust
1,535,553	Series 2026-ESH2, 4.87%, 02/15/2043, 1 mo. USD Term SOFR + 1.20%(1)(2)	1,535,553
1,748,549	Series 2026-ESH2, 5.07%, 02/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	1,750,188
315,000	Series 2025-ESH, 5.27%, 10/15/2042, 1 mo. USD Term SOFR + 1.60%(1)(2)	315,394
703,382	Series 2026-ESH2, 6.57%, 02/15/2043, 1 mo. USD Term SOFR + 2.90%(1)(2)	704,921
2,360,000	GS Mortgage Securities Corp. II Series 2024-70P, 5.32%, 03/10/2041(1)(2)	2,376,989
4,095,118	GS Mortgage Securities Corp. Trust Series 2012-BWTR, 2.95%, 11/05/2034(1)	3,580,370
	GS Mortgage Securities Trust
673,975	Series 2013-GC13, 3.65%, 07/10/2046(2)(4)	7
2,006,911	Series 2014-GC20, 4.71%, 04/10/2047(1)(2)	1,505,143
2,895,000	GS REFT Issuer Ltd. Series 2026-FL1, 5.32%, 04/19/2043, 1 mo. USD Term SOFR + 1.65%(1)(2)	2,897,350
	HTL Commercial Mortgage Trust
1,065,000	Series 2024-T53, 6.56%, 05/10/2039(1)(2)	1,075,282
585,000	Series 2024-T53, 7.09%, 05/10/2039(1)(2)	592,213

30

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.4% - (continued)
	Commercial Mortgage-Backed Securities - 5.6% - (continued)
	INT Commercial Mortgage Trust
$ 715,000	Series 2025-PLAZA, 4.55%, 11/05/2037(1)(2)	$712,603
135,000	Series 2025-PLAZA, 4.82%, 11/05/2037(1)(2)	134,631
	JP Morgan Chase Commercial Mortgage Securities Trust
1,400,000	Series 2020-NNN, 2.81%, 01/16/2037(1)	1,259,958
1,290,924	Series 2012-LC9, 3.50%, 12/15/2047(1)(2)	1,055,305
1,895,000	MAD Commercial Mortgage Trust Series 2025-11MD, 4.76%, 10/15/2042(1)(2)	1,887,907
	Morgan Stanley Capital I Trust
6,305,764	Series 2017-H1, 1.27%, 06/15/2050(2)(4)	65,543
1,645,000	Series 2014-150E, 3.91%, 09/09/2032(1)	1,522,279
1,460,000	Series 2011-C3, 4.94%, 07/15/2049(1)(2)	1,422,186
92,835	Series 2006-T21, 5.21%, 10/12/2052(1)(2)	27,682
716,000	Natixis Commercial Mortgage Securities Trust Series 2018-SOX, 4.77%, 06/17/2038(1)(2)	693,588
230,000	NRTH Commercial Mortgage Trust Series 2025-PARK, 5.32%, 10/15/2040, 1 mo. USD Term SOFR + 1.64%(1)(2)	229,569
	NYC Commercial Mortgage Trust
415,000	Series 2026-1PARK, 4.93%, 02/15/2043, 1 mo. USD Term SOFR + 1.25%(1)(2)	413,314
175,000	Series 2026-1PARK, 5.18%, 02/15/2043, 1 mo. USD Term SOFR + 1.50%(1)(2)	175,000
3,090,000	Series 2025-3BP, 5.36%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(2)	3,089,240
2,695,000	RFR Trust Series 2025-SGRM, 5.67%, 03/11/2041(1)(2)	2,715,671
3,720,000	SG Commercial Mortgage Securities Trust Series 2020-COVE, 2.63%, 03/15/2037(1)	3,564,560
590,000	SPGN Trust Series 2026-TFLM, 5.07%, 02/15/2041, 1 mo. USD Term SOFR + 1.40%(1)(2)	585,575
535,000	TEXAS Commercial Mortgage Trust Series 2025-TWR, 5.27%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(2)	531,658
2,787,683	UBS Commercial Mortgage Trust Series 2017-C2, 1.03%, 08/15/2050(2)(4)	27,334
	Wells Fargo Commercial Mortgage Trust
3,085,000	Series 2016-LC24, 2.94%, 10/15/2049	3,066,829
422,974	Series 2015-NXS1, 3.82%, 05/15/2048(2)	383,046
310,000	Series 2026-1250B, 5.14%, 03/10/2041(1)(2)	307,027
	Wells Fargo NA
19,463,173	Series 2019-BN22, 0.58%, 11/15/2062(2)(4)	357,517
9,511,323	Series 2019-BN24, 0.63%, 11/15/2062(2)(4)	197,603
31,691,812	Series 2017-BNK8, 0.70%, 11/15/2050(2)(4)	239,894
3,016,817	Series 2017-BNK9, 0.71%, 11/15/2054(2)(4)	28,098
17,292,602	Series 2019-BN20, 0.81%, 09/15/2062(2)(4)	409,084
33,190,017	Series 2020-BN25, 0.87%, 01/15/2063(2)(4)	862,818
12,333,809	Series 2019-BN18, 0.88%, 05/15/2062(2)(4)	299,092
4,931,645	Series 2023-BNK45, 1.07%, 02/15/2056(2)(4)	267,474
20,210,035	Series 2020-BN28, 1.76%, 03/15/2063(2)(4)	1,279,099
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.4% - (continued)
	Commercial Mortgage-Backed Securities - 5.6% - (continued)
$ 1,800,000	Series 2026-5YR20, 5.54%, 02/15/2059	$1,816,689
710,000	WFRBS Commercial Mortgage Trust Series 2011-C4, 5.00%, 06/15/2044(1)(2)	621,108
		74,813,139
	Other Asset-Backed Securities - 4.9%
126,296	AASET Trust Series 2020-1A, 3.35%, 01/16/2040(1)	125,440
2,220,000	Aligned Data Centers Issuer LLC Series 2023-1A, 6.00%, 08/17/2048(1)	2,230,414
1,500,000	Bain Capital Credit CLO Ltd. Series 2022-5A, 5.42%, 01/24/2037, 3 mo. USD Term SOFR + 1.75%(1)(2)	1,485,884
3,285,000	Battalion CLO 18 Ltd. Series 2024-25A, 5.87%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	3,283,358
2,590,000	Benefit Street Partners CLO XXXI Ltd. Series 2023-31A, 5.42%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	2,595,537
375,000	Blue Owl Asset Leasing Trust LLC Series 2024-1A, 5.41%, 03/15/2030(1)	378,030
	CF Hippolyta Issuer LLC
374,435	Series 2021-1A, 1.53%, 03/15/2061(1)	299,802
888,290	Series 2020-1, 1.69%, 07/15/2060(1)	744,253
996,755	Series 2020-1, 1.99%, 07/15/2060(1)	810,636
568,423	Series 2022-1A, 5.97%, 08/15/2062(1)	564,850
1,798,597	Commercial Equipment Finance LLC Series 2025-1A, 4.83%, 05/15/2031(1)	1,796,217
1,392,000	Domino's Pizza Master Issuer LLC Series 2019-1A, 3.67%, 10/25/2049(1)	1,336,652
2,155,000	Elmwood CLO 23 Ltd. Series 2023-2A, 5.42%, 04/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	2,156,004
4,046,452	FirstKey Homes Trust Series 2022-SFR2, 4.25%, 07/17/2039(1)	4,027,055
560,000	GreenSky Home Improvement Issuer Trust Series 2025-2A, 5.07%, 06/25/2060(1)	559,046
700,000	Home Re Ltd. Series 2026-1, 5.81%, 01/25/2036, 30 day USD SOFR Average + 2.15%(1)(2)	700,941
1,430,000	Jersey Mike's Funding LLC Series 2026-1A, 4.95%, 02/15/2056(1)	1,408,333
1,270,000	Magnetite XXXI Ltd. Series 2021-31A, 5.22%, 07/15/2034, 3 mo. USD Term SOFR + 1.55%(1)(2)	1,264,761
1,911,544	MAPS Trust Series 2026-1A, 5.20%, 01/15/2051(1)	1,871,086
1,055,000	NMEF Funding LLC Series 2025-B, 4.73%, 01/18/2033(1)	1,057,247
435,000	Palmer Square Loan Funding Ltd. Series 2024-3A, 5.11%, 08/08/2032, 3 mo. USD Term SOFR + 1.45%(1)(2)	434,221
2,170,000	PEAC Solutions Receivables LLC Series 2025-1A, 5.04%, 07/20/2032(1)	2,197,082
	Post Road Equipment Finance LLC
490,684	Series 2025-1A, 4.90%, 05/15/2031(1)	493,843
510,000	Series 2025-1A, 5.04%, 05/15/2031(1)	515,092
	Progress Residential Trust
1,076,892	Series 2022-SFR3, 3.20%, 04/17/2039(1)	1,061,140
1,560,000	Series 2026-SFR1, 4.00%, 02/17/2043(1)	1,476,563
1,761,607	Series 2023-SFR1, 4.30%, 03/17/2040(1)	1,746,901
828,722	Series 2022-SFR5, 4.45%, 06/17/2039(1)	825,014
1,368,748	Series 2022-SFR7, 4.75%, 10/27/2039(1)	1,367,698
5,630,000	QTS Issuer ABS I LLC Series 2025-1A, 5.44%, 05/25/2055(1)	5,547,419

31

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.4% - (continued)
	Other Asset-Backed Securities - 4.9% - (continued)
$ 2,650,000	Rad CLO 12 Ltd. Series 2021-12A, 4.99%, 07/30/2040, 3 mo. USD Term SOFR + 1.32%(1)(2)	$2,647,244
3,315,000	Retained Vantage Data Centers Issuer LLC Series 2023-1A, 5.00%, 09/15/2048(1)	3,290,907
1,340,000	SCF Equipment Leasing LLC Series 2025-1A, 5.11%, 11/21/2033(1)	1,362,230
	Stack Infrastructure Issuer LLC
1,880,000	Series 2023-2A, 5.90%, 07/25/2048(1)	1,884,295
1,010,000	Series 2024-1A, 5.90%, 03/25/2049(1)	1,017,759
745,000	Symphony CLO 52 Ltd. Series 2025-52A, 5.52%, 01/20/2036, 3 mo. USD Term SOFR + 1.85%(1)(2)	743,986
	Tricon Residential Trust
1,729,118	Series 2025-SFR1, 4.77%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	1,725,876
1,905,355	Series 2026-SFR1, 4.77%, 02/17/2043, 1 mo. USD Term SOFR + 1.10%(1)(2)	1,905,355
519,956	Series 2026-SFR1, 5.02%, 02/17/2043, 1 mo. USD Term SOFR + 1.35%(1)(2)	519,297
397,226	VFI ABS LLC Series 2025-1A, 4.78%, 06/24/2030(1)	398,465
1,907,765	Wendy's Funding LLC Series 2018-1A, 3.88%, 03/15/2048(1)	1,871,587
	Wingstop Funding LLC
1,359,300	Series 2020-1A, 2.84%, 12/05/2050(1)	1,315,716
870,000	Series 2024-1A, 5.86%, 12/05/2054(1)	882,776
2,315,000	Zayo Issuer LLC Series 2025-1A, 5.65%, 03/20/2055(1)	2,332,187
		66,258,199
	Whole Loan Collateral CMO - 8.4%
	Angel Oak Mortgage Trust
826,299	Series 2021-1, 0.91%, 01/25/2066(1)(2)	733,960
376,465	Series 2020-R1, 0.99%, 04/25/2053(1)(2)	363,419
813,699	Series 2021-2, 0.99%, 04/25/2066(1)(2)	713,535
1,378,975	Series 2021-8, 1.82%, 11/25/2066(1)(2)	1,233,090
263,990	Series 2022-2, 4.04%, 01/25/2067(1)(2)	252,437
637,199	Arroyo Mortgage Trust Series 2019-2, 3.35%, 04/25/2049(1)(2)	619,994
1,312,281	Barclays Mortgage Loan Trust Series 2026-NQM1, 5.19%, 12/25/2065(1)(3)	1,305,801
	BRAVO Residential Funding Trust
368,827	Series 2021-NQM1, 0.94%, 02/25/2049(1)(2)	348,004
111,850	Series 2021-NQM2, 0.97%, 03/25/2060(1)(2)	110,055
	COLT Mortgage Loan Trust
1,260,229	Series 2021-1, 0.91%, 06/25/2066(1)(2)	1,096,586
788,930	Series 2026-1, 4.76%, 02/25/2071(1)(2)	783,039
303,818	Series 2026-1, 4.96%, 02/25/2071(1)(3)	300,504
340,674	Series 2026-1, 5.11%, 02/25/2071(1)(3)	337,242
	CSMC Trust
1,335,291	Series 2021-NQM5, 0.94%, 05/25/2066(1)(2)	1,101,342
1,606,594	Series 2021-NQM8, 2.84%, 10/25/2066(1)(2)	1,454,566
967,207	Series 2017-FHA1, 3.25%, 04/25/2047(1)(2)	910,714
3,962,836	Series 2022-NQM1, 3.27%, 11/25/2066(1)(2)	3,586,927
910,201	Series 2021-RPL4, 4.15%, 12/27/2060(1)(2)	903,542
545,254	Deephaven Residential Mortgage Trust Series 2021-2, 0.90%, 04/25/2066(1)(2)	486,286
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.4% - (continued)
	Whole Loan Collateral CMO - 8.4% - (continued)
	Ellington Financial Mortgage Trust
$ 594,335	Series 2021-2, 0.93%, 06/25/2066(1)(2)	$506,138
1,771,959	Series 2022-1, 2.21%, 01/25/2067(1)(2)	1,583,289
915,344	Series 2025-INV5, 5.38%, 12/25/2070(1)(3)	912,057
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1,675,796	Series 2020-1, 2.50%, 08/25/2059	1,413,393
1,541,454	Series 2018-2, 3.50%, 11/25/2057	1,477,914
830,197	Series 2019-2, 3.50%, 08/25/2058	784,971
3,093,015	Series 2019-3, 3.50%, 10/25/2058	2,845,950
	Federal National Mortgage Association Connecticut Avenue Securities Trust
654,800	Series 2021-R01, 6.76%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	660,997
1,547,000	Series 2022-R01, 6.81%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,560,965
3,155,000	Series 2022-R02, 8.16%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	3,236,362
924,511	GCAT Trust Series 2021-NQM7, 1.92%, 08/25/2066(1)(2)	859,577
	GS Mortgage-Backed Securities Trust
950,510	Series 2026-NQM1, 4.87%, 03/25/2066(1)(2)	944,840
292,912	Series 2026-NQM1, 5.23%, 03/25/2066(1)(3)	291,293
3,764,870	Imperial Fund Mortgage Trust Series 2022-NQM2, 4.64%, 03/25/2067(1)(3)	3,588,365
	Legacy Mortgage Asset Trust
878,569	Series 2021-GS2, 5.75%, 04/25/2061(1)(3)	871,575
1,194,219	Series 2021-GS3, 5.75%, 07/25/2061(1)(3)	1,196,124
	MFA Trust
88,896	Series 2020-NQM3, 1.01%, 01/26/2065(1)(2)	85,326
789,274	Series 2021-NQM2, 1.03%, 11/25/2064(1)(2)	699,048
	Morgan Stanley Residential Mortgage Loan Trust
2,684,072	Series 2025-SPL1, 4.25%, 02/25/2065(1)(2)	2,609,864
1,617,968	Series 2026-DSC1, 4.77%, 01/25/2071(1)(2)	1,600,163
242,204	Series 2026-NQM1, 5.03%, 12/25/2070(1)(3)	240,005
739,501	Series 2026-DSC1, 5.17%, 01/25/2071(1)(3)	731,686
	New Residential Mortgage Loan Trust
182,841	Series 2019-NQM4, 2.49%, 09/25/2059(1)(2)	176,093
777,344	Series 2019-5A, 3.50%, 08/25/2059(1)(2)	733,743
921,458	Series 2016-2A, 3.75%, 11/26/2035(1)(2)	893,263
937,482	Series 2016-4A, 3.75%, 11/25/2056(1)(2)	898,257
643,085	Series 2018-1A, 4.00%, 12/25/2057(1)(2)	627,152
843,955	Series 2018-4A, 4.54%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	830,424
1,283,620	Series 2025-NQM7, 5.01%, 10/26/2065(1)(2)	1,276,483
247,401	Series 2026-NQM1, 5.18%, 11/25/2065(1)(3)	244,804
725,127	Series 2017-5A, 5.29%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	733,841
1,520,832	Series 2025-NQM7, 5.37%, 10/26/2065(1)(3)	1,510,978

32

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.4% - (continued)
	Whole Loan Collateral CMO - 8.4% - (continued)
$ 2,269,204	NMLT Trust Series 2021-INV1, 1.19%, 05/25/2056(1)(2)	$1,996,901
	OBX Trust
2,044,168	Series 2021-NQM2, 1.10%, 05/25/2061(1)(2)	1,682,024
890,819	Series 2026-NQM2, 4.82%, 12/01/2065(1)(2)	883,929
1,565,085	Series 2026-NQM2, 5.04%, 12/01/2065(1)(3)	1,551,003
1,063,076	Series 2026-NQM2, 5.14%, 12/01/2065(1)(3)	1,053,323
1,201,908	OLIT Trust Series 2025-HB2, 3.00%, 11/25/2038(1)(2)	1,136,031
	Pretium Mortgage Credit Partners LLC
3,031,392	Series 2025-RPL6, 3.85%, 09/25/2069(1)(3)	2,974,237
3,923,315	Series 2026-NPL2, 5.15%, 02/25/2056(1)(3)	3,892,437
4,008,762	Series 2025-NPL11, 5.19%, 10/25/2055(1)(3)	4,008,794
1,534,900	Series 2025-NPL14, 5.27%, 12/25/2055(1)(3)	1,523,750
2,585,811	Series 2025-NPL9, 5.39%, 08/25/2055(1)(3)	2,585,542
2,022,633	Series 2025-NPL7, 5.66%, 07/25/2055(1)(3)	2,014,726
1,942,035	Series 2025-NPL8, 5.73%, 08/25/2055(1)(3)	1,946,135
3,115,142	Series 2025-NPL6, 5.74%, 06/25/2055(1)(3)	3,119,936
420,000	Series 2026-NPL3, 6.22%, 02/25/2056(1)(3)	415,317
330,000	Series 2026-NPL1, 6.54%, 01/25/2056(1)(3)	328,982
516,000	Series 2026-NPL2, 6.54%, 02/25/2056(1)(3)	514,929
1,160,000	Series 2025-NPL14, 6.78%, 12/25/2055(1)(3)	1,148,517
	PRPM LLC
3,277,347	Series 2025-RPL2, 3.75%, 04/25/2055(1)(3)	3,189,905
1,194,296	Series 2025-7, 5.50%, 08/25/2030(1)(3)	1,190,331
483,076	Series 2024-6, 5.70%, 11/25/2029(1)(3)	480,532
675,405	Series 2025-5, 5.73%, 07/25/2030(1)(3)	672,699
1,737,142	Series 2025-6, 5.77%, 08/25/2028(1)(3)	1,728,343
1,297,241	Series 2024-7, 5.87%, 11/25/2029(1)(3)	1,287,725
	PRPM Trust
404,266	Series 2026-RCF1, 4.85%, 01/25/2056(1)(3)	402,010
275,000	Series 2026-RCF1, 5.21%, 01/25/2056(1)(3)	274,382
166,180	RCO VIII Mortgage LLC Series 2025-3, 6.43%, 05/25/2030(1)(3)	166,388
	Starwood Mortgage Residential Trust
226,130	Series 2021-2, 0.94%, 05/25/2065(1)(2)	217,726
2,300,249	Series 2021-6, 1.92%, 11/25/2066(1)(2)	2,032,274
4,617,842	Towd Point Mortgage Trust Series 2021-R1, 2.92%, 11/30/2060(1)(2)	4,090,369
	Verus Securitization Trust
478,250	Series 2021-R2, 0.92%, 02/25/2064(1)(2)	455,411
1,032,121	Series 2021-4, 0.94%, 07/25/2066(1)(2)	880,207
568,236	Series 2021-2, 1.03%, 02/25/2066(1)(2)	519,322
3,919,527	Series 2021-3, 1.05%, 06/25/2066(1)(2)	3,490,357
1,532,000	Series 2021-8, 2.82%, 11/25/2066(1)(2)	1,402,677
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.4% - (continued)
	Whole Loan Collateral CMO - 8.4% - (continued)
$ 3,724,236	Series 2021-7, 2.83%, 10/25/2066(1)(3)	$3,412,481
538,546	Series 2022-3, 5.13%, 02/25/2067(1)(3)	514,471
		112,450,106
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $280,914,365)	$273,578,428
CONVERTIBLE BONDS - 0.0%
	Commercial Banks - 0.0%
EUR 500,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.53%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	$370,043
	Electrical Components & Equipment - 0.0%
100,000	Schneider Electric SE 1.25%, 09/23/2033(5)	114,835
	Total Convertible Bonds (cost $494,975)	$484,878
CORPORATE BONDS - 18.5%
	Advertising - 0.1%
$ 650,000	Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 02/15/2031(1)	$677,764
	Aerospace & Defense - 0.2%
	Boeing Co.
335,000	2.95%, 02/01/2030	315,260
90,000	3.20%, 03/01/2029	86,805
890,000	5.15%, 05/01/2030	904,899
1,420,000	5.71%, 05/01/2040	1,422,232
385,000	6.39%, 05/01/2031	410,541
		3,139,737
	Agriculture - 0.4%
415,000	BAT Capital Corp. 5.83%, 02/20/2031	434,288
EUR 250,000	BAT International Finance PLC 4.13%, 04/12/2032(5)	290,741
160,000	Imperial Brands Finance Netherlands BV 5.25%, 02/15/2031(5)	195,094
	Philip Morris International, Inc.
175,000	3.25%, 06/06/2032	196,540
$ 720,000	4.38%, 11/01/2027	721,757
690,000	4.75%, 11/01/2031	693,137
1,265,000	5.13%, 02/13/2031	1,293,812
585,000	5.38%, 02/15/2033	601,229
215,000	5.63%, 11/17/2029	223,466
260,000	5.63%, 09/07/2033	271,273
100,000	Turning Point Brands, Inc. 7.63%, 03/15/2032(1)	102,340
		5,023,677
	Airlines - 0.0%
350,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)(6)	330,770
	Auto Manufacturers - 0.0%
200,000	Hyundai Capital America 4.75%, 04/06/2029(1)	199,928
	Auto Parts & Equipment - 0.1%
EUR 700,000	Clarios Global LP/Clarios U.S. Finance Co. 4.75%, 06/15/2031(5)	794,425
$ 340,000	Forvia SE 6.75%, 09/15/2033(1)	331,973
		1,126,398
	Beverages - 0.3%
413,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	408,905

33

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Beverages - 0.3% - (continued)
	Keurig Dr. Pepper, Inc.
$ 1,336,000	2.25%, 03/15/2031	$1,180,104
84,000	3.20%, 05/01/2030	78,762
475,000	3.95%, 04/15/2029	465,323
655,000	4.05%, 04/15/2032	619,654
77,000	4.60%, 05/15/2030	76,199
75,000	5.15%, 05/15/2035	73,098
455,000	5.20%, 03/15/2031	459,985
393,000	5.30%, 03/15/2034	389,650
EUR 178,000	Maple Parent Holdings Corp. 3.50%, 03/26/2028(1)	205,157
		3,956,837
	Biotechnology - 0.0%
$ 650,000	Royalty Pharma PLC 5.20%, 09/25/2035	641,506
	Chemicals - 0.2%
	Celanese U.S. Holdings LLC
350,000	6.50%, 04/15/2030(6)	357,173
50,000	7.00%, 02/15/2031(6)	51,340
165,000	7.38%, 02/15/2034(6)	169,046
EUR 600,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(5)	684,073
$ 710,000	Olympus Water U.S. Holding Corp. 6.25%, 10/01/2029(1)	670,980
400,000	Tronox, Inc. 4.63%, 03/15/2029(1)(6)	320,282
		2,252,894
	Commercial Banks - 2.4%
EUR 100,000	AL Sydbank 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(2)	115,474
100,000	Banco de Credito Social Cooperativo SA 4.25%, 10/13/2037, (4.25% fixed rate until 07/13/2032; 1 yr. EURIBOR ICE Swap + 1.75% thereafter)(2)(5)	111,611
200,000	Banco Santander SA 4.88%, 10/18/2031(5)	242,879
	Bank of America Corp.
$ 550,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(2)	487,435
840,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(2)	741,497
645,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(2)	618,594
140,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(2)	140,904
EUR 200,000	BAWAG Group AG 4.13%, 05/07/2035, (4.13% fixed rate until 02/07/2030; 5 yr. EURIBOR ICE Swap + 1.90% thereafter)(2)(5)	228,587
$ 250,000	BPCE SA 4.76%, 01/13/2032, (4.76% fixed rate until 01/13/2031; 6 mo. USD SOFR + 1.27% thereafter)(1)(2)	246,536
	CaixaBank SA
EUR 100,000	4.00%, 03/05/2037, (4.00% fixed rate until 09/05/2031; 5 yr. EURIBOR ICE Swap + 1.75% thereafter)(2)(5)	112,993
100,000	4.25%, 09/06/2030(5)	119,280
	Citigroup, Inc.
$ 1,025,000	4.50%, 09/11/2031, (4.50% fixed rate until 09/11/2030; 6 mo. USD SOFR + 1.17% thereafter)(2)	1,013,350
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Commercial Banks - 2.4% - (continued)
$ 695,000	4.95%, 05/07/2031, (4.95% fixed rate until 05/07/2030; 6 mo. USD SOFR + 1.46% thereafter)(2)	$699,505
100,000	7.20%, 05/15/2029, (7.20% fixed rate until 05/15/2029; 5 yr. USD CMT + 2.91% thereafter)(2)(7)	101,907
EUR 250,000	CrediaBank SA 9.38%, 01/31/2031, (9.38% fixed rate until 01/31/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(5)(7)	301,980
100,000	Credit Agricole SA 3.13%, 07/03/2031, (3.13% fixed rate until 07/03/2030; 3 mo. EURIBOR + 0.82% thereafter)(2)(5)	112,664
	Goldman Sachs Group, Inc.
$ 820,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(2)	723,874
225,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(2)	202,107
EUR 181,000	3.51%, 08/17/2033, (3.51% fixed rate until 08/17/2032; 3 mo. EURIBOR + 0.95% thereafter)(2)(5)	203,315
$ 1,170,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(2)	1,170,916
140,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(2)	141,687
540,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(2)	549,107
	HSBC Holdings PLC
605,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(2)	596,598
1,265,000	4.68%, 03/10/2032, (4.68% fixed rate until 03/10/2031; 6 mo. USD SOFR + 1.53% thereafter)(2)	1,248,236
1,475,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(2)	1,495,775
	JP Morgan Chase & Co.
650,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	577,794
1,380,000	4.26%, 10/22/2031, (4.26% fixed rate until 10/22/2030; 6 mo. USD SOFR + 0.93% thereafter)(2)	1,358,445
960,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	959,797
250,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(2)	247,258
1,495,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(2)	1,516,224
510,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	519,260
1,340,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(2)	1,365,008

34

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Commercial Banks - 2.4% - (continued)
$ 1,070,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(2)	$1,086,422
115,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	116,461
1,575,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)	1,623,299
GBP 550,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(5)	815,348
	Morgan Stanley
$ 505,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(2)	437,299
1,530,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(2)	1,326,229
EUR 267,000	3.38%, 01/23/2032, (3.38% fixed rate until 01/23/2031; 3 mo. EURIBOR + 0.91% thereafter)(2)	303,042
$ 305,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(2)	292,466
1,890,000	4.24%, 01/09/2030, (4.24% fixed rate until 01/09/2029; 6 mo. USD SOFR + 0.80% thereafter)(2)	1,870,927
815,000	4.71%, 03/12/2032 (4.71% fixed rate until 03/12/2031; thereafter)(2)	809,513
460,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	467,075
120,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(2)	121,983
500,000	5.83%, 04/19/2035, (5.83% fixed rate until 04/19/2034; 6 mo. USD SOFR + 1.58% thereafter)(2)	519,094
160,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(2)	166,991
1,720,000	Morgan Stanley Private Bank NA 4.21%, 02/08/2030, (4.21% fixed rate until 02/08/2029; 6 mo. USD SOFR + 0.76% thereafter)(2)	1,702,583
EUR 260,000	Nykredit Realkredit AS 3.50%, 07/10/2031(5)	295,929
165,000	Piraeus Bank SA 5.00%, 04/16/2030, (5.00% fixed rate until 04/16/2029; 1 yr. EURIBOR ICE Swap + 2.25% thereafter)(2)(5)	197,113
100,000	Societe Generale SA 7.88%, 01/18/2029, (7.88% fixed rate until 01/18/2029; 5 yr. EUR Swap + 5.23% thereafter)(2)(5)(7)	121,504
	Wells Fargo & Co.
$ 320,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(2)	293,819
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Commercial Banks - 2.4% - (continued)
$ 520,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(2)	$517,341
535,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(2)	579,273
		31,934,308
	Commercial Services - 0.2%
675,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	696,070
EUR 100,000	BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(5)	108,734
$ 1,330,000	Element Fleet Management Corp. 4.64%, 11/24/2030(1)	1,311,248
		2,116,052
	Construction Materials - 0.1%
	CP Atlas Buyer, Inc.
325,000	9.75%, 07/15/2030(1)	304,778
179,667	12.75%, 01/15/2031(1)(8)	138,678
475,000	JH North America Holdings, Inc. 6.13%, 07/31/2032(1)	473,107
		916,563
	Diversified Financial Services - 0.4%
750,000	CrossCountry Intermediate HoldCo LLC 6.50%, 10/01/2030(1)	714,854
	Freedom Mortgage Holdings LLC
350,000	7.88%, 04/01/2033(1)	328,150
325,000	9.25%, 02/01/2029(1)	329,417
375,000	goeasy Ltd. 6.88%, 02/15/2031(1)	301,689
215,000	Rfna LP 7.88%, 02/15/2030(1)	205,474
	Synchrony Financial
565,000	2.88%, 10/28/2031	492,913
641,000	4.95%, 02/25/2032 (4.95% fixed rate until 02/25/2031; thereafter)(2)	622,092
650,000	5.45%, 03/06/2031, (5.45% fixed rate until 03/06/2030; 6 mo. USD SOFR + 1.68% thereafter)(2)	649,462
1,135,000	6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(2)	1,119,477
		4,763,528
	Electric - 3.3%
635,000	AES Andes SA 6.25%, 03/14/2032(1)	651,314
610,000	Alabama Power Co. 3.45%, 10/01/2049	423,971
415,000	Arizona Public Service Co. 5.70%, 08/15/2034	429,501
	Clearway Energy Operating LLC
375,000	3.75%, 02/15/2031(1)	347,240
350,000	4.75%, 03/15/2028(1)	345,330
70,000	5.75%, 01/15/2034(1)	68,789
310,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	289,772
	Consolidated Edison Co. of New York, Inc.
545,000	3.20%, 12/01/2051	355,500
520,000	5.50%, 03/15/2055	494,150
375,000	5.75%, 11/15/2055	370,129
	Dominion Energy, Inc.
1,245,000	6.00%, 02/15/2056, (6.00% fixed rate until 11/15/2030; 5 yr. USD CMT + 2.26% thereafter)(2)	1,237,065
203,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(2)	208,922

35

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Electric - 3.3% - (continued)
$ 400,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	$343,116
	Duke Energy Corp.
1,600,000	2.55%, 06/15/2031	1,438,535
320,000	3.30%, 06/15/2041	240,603
1,645,000	4.95%, 09/15/2035	1,603,620
610,000	Duke Energy Florida LLC 1.75%, 06/15/2030	545,832
	Duke Energy Indiana LLC
640,000	3.25%, 10/01/2049	431,563
5,000	4.95%, 03/15/2036	4,922
	Duke Energy Progress LLC
670,000	4.38%, 03/30/2044	568,446
345,000	5.55%, 03/15/2055	333,280
	Edison International
765,000	4.80%, 03/15/2031	746,770
219,000	5.25%, 03/15/2032	216,748
1,000,000	6.25%, 03/15/2030	1,036,008
	Eversource Energy
1,050,000	4.45%, 12/15/2030	1,035,704
1,120,000	5.13%, 05/15/2033	1,116,266
	Georgia Power Co.
245,000	4.30%, 03/15/2042	211,376
330,000	4.55%, 03/15/2030	331,306
1,710,000	4.85%, 03/15/2031	1,731,263
410,000	5.20%, 03/15/2035	416,437
EUR 200,000	Iberdrola Finanzas SA 3.50%, 05/16/2035(5)	225,075
$ 195,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035	194,916
	NSTAR Electric Co.
290,000	5.20%, 03/01/2035	291,808
355,000	5.40%, 06/01/2034	362,857
275,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	283,117
	Pacific Gas & Electric Co.
1,170,000	2.50%, 02/01/2031	1,048,560
329,000	3.30%, 08/01/2040	246,047
225,000	3.50%, 08/01/2050	148,768
195,000	4.50%, 07/01/2040	166,401
680,000	4.55%, 07/01/2030	670,783
131,000	4.60%, 06/15/2043	107,786
270,000	4.75%, 02/15/2044	224,958
390,000	5.05%, 10/15/2032	387,465
1,505,000	5.80%, 05/15/2034	1,542,158
920,000	6.10%, 01/15/2029	951,999
727,000	6.15%, 01/15/2033	760,150
793,000	6.75%, 01/15/2053	822,806
38,000	6.95%, 03/15/2034	41,616
	PacifiCorp
160,000	3.30%, 03/15/2051	99,636
263,000	4.13%, 01/15/2049	192,802
290,000	5.45%, 04/15/2033	290,930
235,000	5.80%, 04/15/2036	236,883
560,000	PG&E Corp. 6.85%, 09/15/2056, (6.85% fixed rate until 06/15/2031; 5 yr. USD CMT + 3.23% thereafter)(2)	553,352
	Pinnacle West Capital Corp.
901,000	4.90%, 05/15/2028	907,775
791,000	5.15%, 05/15/2030	802,631
1,420,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	1,412,501
	Public Service Enterprise Group, Inc.
135,000	5.45%, 04/01/2034	137,038
330,000	6.13%, 10/15/2033	349,519
1,740,000	Puget Energy, Inc. 5.73%, 03/15/2035	1,752,660
	Southern California Edison Co.
255,000	3.65%, 02/01/2050	174,896
102,000	3.90%, 03/15/2043	77,017
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Electric - 3.3% - (continued)
$ 309,000	4.00%, 04/01/2047	$229,565
701,000	4.13%, 03/01/2048	524,661
335,000	4.65%, 10/01/2043	280,155
680,000	5.15%, 06/01/2029	689,553
725,000	5.45%, 06/01/2052	642,399
503,000	5.70%, 03/01/2053	461,774
414,000	5.88%, 12/01/2053	391,499
57,000	5.90%, 03/01/2055	54,329
265,000	6.00%, 01/15/2034	276,279
100,000	Southern Co. 6.38%, 03/15/2055, (6.38% fixed rate until 12/15/2034; 5 yr. USD CMT + 2.07% thereafter)(2)	102,854
390,000	Southern Power Co. 4.90%, 10/01/2035	377,168
	Southwestern Electric Power Co.
260,000	5.20%, 04/01/2036	255,671
400,000	5.90%, 04/01/2056	389,262
350,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	355,539
	Virginia Electric & Power Co.
356,000	2.45%, 12/15/2050	198,435
65,000	4.20%, 05/15/2045	52,087
295,000	4.90%, 09/15/2035	288,623
2,381,000	4.95%, 03/15/2036	2,320,982
325,000	5.00%, 01/15/2034	323,931
855,000	WEC Energy Group, Inc. 4.75%, 01/15/2028	861,256
	Xcel Energy, Inc.
245,000	4.60%, 06/01/2032	240,668
565,000	4.75%, 03/21/2028	567,900
285,000	5.60%, 04/15/2035	289,632
675,000	XPLR Infrastructure Operating Partners LP 7.25%, 01/15/2029(1)(6)	694,687
		43,907,297
	Electronics - 0.1%
750,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	728,950
EUR 260,000	Tyco Electronics Group SA 3.25%, 01/31/2033	291,016
		1,019,966
	Energy-Alternate Sources - 0.0%
	Pacific Gas & Electric Co.
$ 313,000	4.30%, 03/15/2045	244,478
210,000	6.70%, 04/01/2053	217,367
		461,845
	Entertainment - 0.1%
750,000	Cinemark USA, Inc. 7.00%, 08/01/2032(1)(6)	770,615
350,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	341,462
375,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(6)	350,702
		1,462,779
	Environmental Control - 0.0%
EUR 155,000	Veralto Corp. 4.15%, 09/19/2031	181,896
	Food - 0.6%
200,000	Barry Callebaut Services NV 3.75%, 02/19/2028(5)	230,694
	Bellis Acquisition Co. PLC
100,000	8.00%, 07/01/2031(5)(6)	108,902
GBP 600,000	8.13%, 05/14/2030(5)(6)	732,351
$ 45,000	Flowers Foods, Inc. 6.20%, 03/15/2055	36,502
750,000	Froneri Lux FinCo SARL 6.00%, 08/01/2032(1)	731,166
277,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	279,868

36

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Food - 0.6% - (continued)
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
$ 265,000	5.50%, 01/15/2036	$265,122
175,000	6.25%, 03/01/2056	171,553
1,960,000	6.38%, 04/15/2066	1,923,273
370,000	6.75%, 03/15/2034	406,944
	Mars, Inc.
435,000	5.20%, 03/01/2035(1)	439,142
2,740,000	5.65%, 05/01/2045(1)	2,705,794
95,000	Pilgrim's Pride Corp. 6.88%, 05/15/2034	102,558
		8,133,869
	Gas - 0.3%
1,570,000	MPLX LP 5.50%, 06/01/2034	1,586,157
1,050,000	NiSource, Inc. 5.35%, 07/15/2035	1,057,144
1,090,000	Southern California Gas Co. 6.00%, 06/15/2055	1,090,956
505,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	498,418
		4,232,675
	Healthcare - Products - 0.4%
480,000	Augusta SpinCo Corp. 4.66%, 03/23/2031	477,800
950,000	Avantor Funding, Inc. 3.88%, 11/01/2029(1)	891,283
	Baxter International, Inc.
440,000	2.54%, 02/01/2032	370,300
1,335,000	4.90%, 12/15/2030	1,317,789
1,855,000	Thermo Fisher Scientific, Inc. 4.47%, 10/07/2032	1,835,542
		4,892,714
	Healthcare - Services - 0.4%
	Acadia Healthcare Co., Inc.
250,000	5.00%, 04/15/2029(1)	243,402
250,000	7.38%, 03/15/2033(1)(6)	255,956
	Centene Corp.
2,175,000	2.50%, 03/01/2031	1,825,158
175,000	3.00%, 10/15/2030	153,363
	CHS/Community Health Systems, Inc.
200,000	4.75%, 02/15/2031(1)	184,385
200,000	6.88%, 04/15/2029(1)	192,328
120,000	10.88%, 01/15/2032(1)	128,743
	Humana, Inc.
350,000	5.55%, 05/01/2035	346,083
218,000	5.95%, 03/15/2034	222,312
	Icon Investments Six DAC
200,000	5.85%, 05/08/2029	203,923
475,000	6.00%, 05/08/2034	481,175
675,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	699,301
		4,936,129
	Insurance - 0.3%
	Allianz SE
EUR 200,000	4.25%, 07/05/2052, (4.25% fixed rate until 01/05/2032; 3 mo. EURIBOR + 3.55% thereafter)(2)(5)	231,704
$ 200,000	5.10%, 01/30/2049, (5.10% fixed rate until 01/30/2029; 3 mo. USD Term SOFR + 3.70% thereafter)(2)(5)	200,371
50,000	American National Global Funding 4.88%, 01/23/2031(1)	48,938
EUR 150,000	ASR Nederland NV 7.00%, 12/07/2043, (7.00% fixed rate until 09/07/2033; 5 yr. EUR Swap + 5.30% thereafter)(2)(5)	199,419
	Asurion LLC/Asurion Co-Issuer, Inc.
$ 210,000	8.00%, 12/31/2032(1)	217,864
190,000	8.38%, 02/01/2034(1)	184,464
	Athene Global Funding
EUR 100,000	3.41%, 02/25/2030(5)	111,836
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Insurance - 0.3% - (continued)
$ 195,000	5.58%, 01/09/2029(1)	$196,793
GBP 180,000	Aviva PLC 4.00%, 06/03/2055, (4.00% fixed rate until 03/03/2035; 5 yr. U.K. Government Bond + 4.70% thereafter)(2)(5)	198,953
EUR 100,000	AXA SA 6.38%, 07/16/2033, (6.38% fixed rate until 07/16/2033; 5 yr. EURIBOR ICE Swap + 3.84% thereafter)(2)(5)(7)	119,995
$ 98,000	CNO Financial Group, Inc. 6.45%, 06/15/2034	101,123
150,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	151,825
54,000	Global Atlantic Fin Co. 6.75%, 03/15/2054(1)	50,303
350,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25%, 02/15/2031(1)	352,947
	Lincoln National Corp.
974,000	5.35%, 11/15/2035(6)	949,362
194,000	9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(2)(6)(7)	202,439
EUR 174,000	Metropolitan Life Global Funding I 3.25%, 03/31/2030(5)	198,401
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
200,000	1.25%, 05/26/2041, (1.25% fixed rate until 11/26/2030; 3 mo. EURIBOR + 2.55% thereafter)(2)(5)	203,874
100,000	4.25%, 05/26/2044, (4.25% fixed rate until 11/26/2033; 3 mo. EURIBOR + 2.60% thereafter)(2)(5)	115,000
$ 200,000	SCOR SE 5.25%, 03/13/2029, (5.25% fixed rate until 03/13/2029; 5 yr. USD CMT + 2.37% thereafter)(2)(5)(7)	186,432
EUR 100,000	Sogecap SA 6.25%, 07/08/2035, (6.25% fixed rate until 07/08/2035; 5 yr. EURIBOR ICE Swap + 3.75% thereafter)(2)(5)(7)	112,595
$ 225,000	Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(2)(5)	201,015
		4,535,653
	Internet - 0.8%
	Alphabet, Inc.
1,762,000	5.30%, 05/15/2065	1,630,959
1,420,000	5.70%, 11/15/2075	1,376,217
275,000	5.75%, 02/15/2066	272,344
GBP 100,000	6.13%, 02/13/2126	125,100
	Amazon.com, Inc.
EUR 143,000	4.05%, 03/16/2039	162,225
135,000	4.45%, 03/16/2045	153,735
$ 440,000	5.55%, 11/20/2065	415,730
30,000	5.65%, 03/13/2046	29,896
1,530,000	5.95%, 03/13/2066	1,535,015
65,000	6.05%, 03/13/2076	64,619
99,000	Beignet Investor LLC 6.58%, 05/30/2049(1)	101,788
EUR 100,000	iliad SA 4.25%, 01/09/2032(5)	113,184
	Meta Platforms, Inc.
$ 180,000	5.50%, 11/15/2045	170,337
1,015,000	5.55%, 08/15/2064	912,239
1,800,000	5.75%, 11/15/2065	1,671,847

37

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Internet - 0.8% - (continued)
EUR 200,000	Rakuten Group, Inc. 4.25%, 04/22/2027, (4.25% fixed rate until 04/22/2027; 5 yr. EUR Swap + 4.74% thereafter)(2)(5)(7)	$224,146
$ 930,000	Uber Technologies, Inc. 4.80%, 09/15/2035	902,429
EUR 250,000	United Group BV 6.50%, 10/31/2031(1)	284,646
$ 750,000	Wayfair LLC 7.25%, 10/31/2029(1)	765,588
		10,912,044
	Investment Company Security - 0.5%
	Ares Strategic Income Fund
1,180,000	5.15%, 01/15/2031(1)	1,114,474
1,220,000	5.55%, 04/15/2031(1)	1,168,732
1,005,000	5.80%, 09/09/2030(1)	977,250
85,000	HA Sustainable Infrastructure Capital, Inc. 7.13%, 11/15/2056, (7.13% fixed rate until 08/17/2031; 5 yr. USD CMT + 3.48% thereafter)(2)	84,595
	HPS Corporate Lending Fund
160,000	5.15%, 04/02/2029(1)	155,464
165,000	5.45%, 11/15/2030(1)	157,779
1,875,000	5.65%, 04/02/2031(1)	1,798,679
810,000	5.85%, 06/05/2030(1)	790,598
EUR 200,000	JAB Holdings BV 4.75%, 06/29/2032(5)	239,510
		6,487,081
	IT Services - 0.1%
$ 100,000	Hewlett Packard Enterprise Co. 4.50%, 03/23/2028	100,006
775,000	McAfee Corp. 7.38%, 02/15/2030(1)(6)	640,298
		740,304
	Leisure Time - 0.0%
500,000	NCL Corp. Ltd. 6.25%, 03/01/2030(1)	496,295
	Lodging - 0.0%
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(5)	187,535
	Machinery-Diversified - 0.1%
875,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	884,168
	Media - 0.9%
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,000,000	4.25%, 02/01/2031(1)	911,455
220,000	7.38%, 02/01/2036(1)(6)	219,086
	Charter Communications Operating LLC/Charter Communications Operating Capital
665,000	3.70%, 04/01/2051	411,578
272,000	3.85%, 04/01/2061	158,851
910,000	5.13%, 07/01/2049	698,679
205,000	5.75%, 04/01/2048	170,970
560,000	6.38%, 10/23/2035	568,671
520,000	6.48%, 10/23/2045	479,422
200,000	6.65%, 02/01/2034	208,627
	Comcast Corp.
160,000	2.80%, 01/15/2051	91,528
1,430,000	2.89%, 11/01/2051	826,634
734,000	2.94%, 11/01/2056	406,610
110,000	3.40%, 07/15/2046	75,022
	Cox Communications, Inc.
65,000	2.60%, 06/15/2031(1)	57,558
930,000	5.95%, 09/01/2054(1)	811,362
350,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(1)	357,290
	Paramount Global
1,710,000	4.38%, 03/15/2043	1,034,153
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Media - 0.9% - (continued)
$ 210,000	4.95%, 01/15/2031	$194,526
1,160,000	4.95%, 05/19/2050	692,484
580,000	5.25%, 04/01/2044	367,011
1,279,000	5.85%, 09/01/2043	887,967
750,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(6)	693,709
880,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	996,404
780,000	Time Warner Cable LLC 6.55%, 05/01/2037	786,393
		12,105,990
	Mining - 0.3%
	Anglo American Capital PLC
300,000	3.88%, 03/16/2029(1)	293,944
450,000	4.50%, 03/15/2028(1)	450,011
EUR 175,000	Glencore Capital Finance DAC 3.67%, 10/06/2032(5)	197,646
	Glencore Funding LLC
$ 365,000	5.37%, 04/04/2029(1)	372,590
360,000	5.63%, 04/04/2034(1)	368,450
830,000	6.38%, 10/06/2030(1)	880,491
375,000	6.50%, 10/06/2033(1)	405,782
	Kaiser Aluminum Corp.
370,000	4.50%, 06/01/2031(1)(6)	349,553
350,000	5.88%, 03/01/2034(1)	343,654
520,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	557,952
		4,220,073
	Miscellaneous Manufacturing - 0.0%
EUR 135,000	Parker-Hannifin Corp. 2.90%, 03/01/2030	152,178
	Oil & Gas - 1.1%
	Aker BP ASA
$ 355,000	4.00%, 01/15/2031(1)	340,547
435,000	5.25%, 10/30/2035(1)	423,019
50,000	APA Corp. 6.75%, 02/15/2055	50,103
EUR 180,000	BP Capital Markets PLC 2.82%, 04/07/2032(5)	198,388
	ConocoPhillips Co.
$ 725,000	3.80%, 03/15/2052	529,646
265,000	4.03%, 03/15/2062	190,891
265,000	5.65%, 01/15/2065	251,985
490,000	5.70%, 09/15/2063	471,577
	Diamondback Energy, Inc.
525,000	5.40%, 04/18/2034	532,978
900,000	5.90%, 04/18/2064	851,615
80,000	6.25%, 03/15/2053	80,910
	Ecopetrol SA
1,345,000	7.75%, 02/01/2032	1,358,268
1,260,000	8.38%, 01/19/2036	1,277,478
905,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(5)	840,659
EUR 125,000	Exxon Mobil Corp. 1.41%, 06/26/2039	104,045
$ 700,000	Matador Resources Co. 6.50%, 04/15/2032(1)	707,623
	Petroleos Mexicanos
1,750,000	5.95%, 01/28/2031	1,670,457
1,485,000	6.35%, 02/12/2048	1,136,177
	Saudi Arabian Oil Co.
590,000	6.00%, 02/02/2056(1)	555,709
935,000	6.38%, 06/02/2055(1)	928,883
750,000	SM Energy Co. 6.75%, 08/01/2029(1)	761,360
531,000	Talos Production, Inc. 9.00%, 02/01/2029(1)	552,725
	TotalEnergies Capital SA
275,000	5.43%, 09/10/2064	255,697

38

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Oil & Gas - 1.1% - (continued)
$ 745,000	5.64%, 04/05/2064	$714,886
EUR 100,000	Var Energi ASA 7.86%, 11/15/2083, (7.86% fixed rate until 11/15/2028; 5 yr. EURIBOR ICE Swap + 4.77% thereafter)(2)(5)	124,665
		14,910,291
	Oil & Gas Services - 0.0%
$ 350,000	USA Compression Partners LP/USA Compression Finance Corp. 6.25%, 10/01/2033(1)	348,899
	Packaging & Containers - 0.1%
	Clydesdale Acquisition Holdings, Inc.
350,000	6.63%, 04/15/2029(1)	343,722
350,000	8.75%, 04/15/2030(1)	326,576
350,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2030(1)	325,209
479,000	TriMas Corp. 4.13%, 04/15/2029(1)	455,794
		1,451,301
	Pharmaceuticals - 0.4%
	Cardinal Health, Inc.
1,285,000	4.50%, 09/15/2030	1,278,209
1,260,000	5.00%, 11/15/2029	1,278,946
95,000	CVS Health Corp. 7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(2)	97,906
EUR 170,000	Teva Pharmaceutical Finance Netherlands II BV 4.38%, 05/09/2030	196,392
$ 500,000	Teva Pharmaceutical Finance Netherlands III BV 6.00%, 12/01/2032	513,170
EUR 150,000	Upjohn Finance BV 1.91%, 06/23/2032(5)	151,237
	Viatris, Inc.
$ 965,000	3.85%, 06/22/2040	732,404
785,000	4.00%, 06/22/2050	514,495
		4,762,759
	Pipelines - 1.2%
	Buckeye Partners LP
250,000	5.85%, 11/15/2043	226,276
500,000	6.75%, 02/01/2030(1)	516,006
100,000	Cheniere Energy, Inc. 5.20%, 07/30/2036(1)	98,978
	Columbia Pipelines Holding Co. LLC
455,000	5.00%, 11/17/2032(1)	452,003
363,000	5.10%, 10/01/2031(1)	364,962
	Enbridge, Inc.
215,000	4.85%, 03/27/2031	215,869
865,000	5.45%, 03/27/2036	872,453
105,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(2)	104,793
90,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(2)	101,257
	Energy Transfer LP
462,000	5.00%, 05/15/2050	383,403
100,000	8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(2)	104,739
	Enterprise Products Operating LLC
264,000	3.70%, 01/31/2051	190,926
91,000	4.90%, 05/15/2046	81,356
180,000	5.20%, 01/15/2036	180,965
	Galaxy Pipeline Assets Bidco Ltd.
465,000	2.63%, 03/31/2036(5)	395,362
946,535	2.94%, 09/30/2040(1)	765,300
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Pipelines - 1.2% - (continued)
$ 210,000	Greensaif Pipelines Bidco SARL 5.85%, 02/23/2036(1)	$210,467
	Hess Midstream Operations LP
1,524,000	4.25%, 02/15/2030(1)	1,464,468
655,000	6.50%, 06/01/2029(1)	669,099
	MPLX LP
1,095,000	5.00%, 01/15/2033	1,086,967
100,000	5.30%, 04/01/2036	98,569
750,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	752,213
	ONEOK, Inc.
210,000	3.10%, 03/15/2030	198,026
385,000	4.75%, 10/15/2031	380,910
1,175,000	5.05%, 11/01/2034	1,142,917
155,000	5.40%, 10/15/2035	153,976
430,000	6.05%, 09/01/2033	450,908
240,000	6.10%, 11/15/2032	252,835
110,000	6.63%, 09/01/2053	112,881
60,000	7.15%, 01/15/2051	64,703
500,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	514,694
	Targa Resources Corp.
395,000	4.35%, 04/15/2031	386,689
980,000	5.40%, 07/30/2036	972,844
160,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	151,633
105,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(2)	102,942
625,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	687,003
	Williams Cos., Inc.
585,000	5.15%, 03/15/2036(6)	576,291
165,000	5.65%, 03/15/2033	170,403
		15,656,086
	Real Estate - 0.0%
EUR 100,000	CPI Property Group SA 1.75%, 01/14/2030(5)	96,109
110,000	Samhallsbyggnadsbolaget I Norden Holding AB 1.13%, 09/26/2029(5)	99,192
		195,301
	Real Estate Investment Trusts - 0.4%
$ 50,000	American Assets Trust LP 3.38%, 02/01/2031	45,071
50,000	Boston Properties LP 2.45%, 10/01/2033	40,375
EUR 200,000	Carmila SA 3.75%, 01/13/2033(5)	220,069
$ 100,000	Cousins Properties LP 4.88%, 03/01/2033	96,277
EUR 185,000	Equinix Europe 2 Financing Corp. LLC 3.63%, 11/22/2034	202,308
	Hudson Pacific Properties LP
$ 389,000	4.65%, 04/01/2029(6)	331,772
350,000	5.95%, 02/15/2028(6)	331,925
	Kilroy Realty LP
75,000	2.65%, 11/15/2033	59,572
1,830,000	5.88%, 10/15/2035	1,764,269
EUR 280,000	Prologis Euro Finance LLC 3.25%, 09/22/2032	310,575
	Prologis Targeted U.S. Logistics Fund LP
$ 420,000	4.25%, 01/15/2031(1)	410,888
830,000	4.75%, 01/15/2036(1)	795,965
EUR 275,000	Realty Income Corp. 3.88%, 06/20/2035	303,748
150,000	WP Carey, Inc. 3.75%, 05/10/2035	162,220
		5,075,034

39

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Retail - 0.2%
	Bertrand Franchise Finance SAS
EUR 500,000	5.78%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(5)	$561,222
100,000	6.50%, 07/18/2030(5)	111,483
GBP 500,000	CD&R Firefly Bidco PLC 8.63%, 04/30/2029(5)	672,798
$ 375,000	LBM Acquisition LLC 9.50%, 06/15/2031(1)	326,417
552,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	551,243
500,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	434,096
428,000	Staples, Inc. 10.75%, 09/01/2029(1)	395,823
		3,053,082
	Semiconductors - 0.6%
	Broadcom, Inc.
1,015,000	4.20%, 10/15/2030	1,003,205
880,000	5.20%, 07/15/2035	886,863
	Foundry JV Holdco LLC
490,000	5.90%, 01/25/2033(1)	503,775
1,700,000	6.15%, 01/25/2032(1)	1,774,777
200,000	6.20%, 01/25/2037(1)	206,677
	Intel Corp.
350,000	3.10%, 02/15/2060	193,346
899,000	3.25%, 11/15/2049	567,987
2,135,000	3.73%, 12/08/2047	1,491,877
1,130,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,022,064
		7,650,571
	Software - 1.3%
353,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	331,334
80,000	Fidelity National Information Services, Inc. 4.45%, 03/10/2028	79,776
1,110,000	Open Text Corp. 3.88%, 12/01/2029(1)	991,956
	Oracle Corp.
151,000	3.60%, 04/01/2040	109,472
1,070,000	3.60%, 04/01/2050	645,989
139,000	3.65%, 03/25/2041	98,921
972,000	3.85%, 04/01/2060	571,997
835,000	3.95%, 03/25/2051	529,102
285,000	4.10%, 03/25/2061	175,248
97,000	4.13%, 05/15/2045	66,780
210,000	4.20%, 09/27/2029	203,518
344,000	4.30%, 07/08/2034	305,044
715,000	4.70%, 09/27/2034	652,523
3,600,000	4.80%, 09/26/2032	3,428,452
155,000	4.90%, 02/06/2033	146,892
1,030,000	5.35%, 05/04/2033	1,002,683
480,000	5.50%, 09/27/2064	367,589
254,000	5.55%, 02/06/2053	202,657
335,000	6.00%, 08/03/2055	280,858
425,000	6.10%, 09/26/2065	352,402
1,310,000	6.85%, 02/04/2066	1,204,312
	Rocket Software, Inc.
524,000	6.50%, 02/15/2029(1)(6)	471,596
290,000	9.00%, 11/28/2028(1)	289,565
	Salesforce, Inc.
115,000	4.50%, 03/15/2028	115,030
770,000	4.65%, 03/15/2029	771,595
985,000	5.20%, 03/15/2033	983,318
2,198,000	6.40%, 03/15/2046	2,213,217
980,000	6.70%, 03/15/2066	996,084
		17,587,910
	Telecommunications - 0.5%
375,000	Altice France SA 6.50%, 04/15/2032(1)	355,306
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.5% - (continued)
	Telecommunications - 0.5% - (continued)
$ 80,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	$81,424
GBP 145,000	British Telecommunications PLC 8.38%, 12/20/2083, (8.38% fixed rate until 09/20/2028; 5 yr. U.K. Government Bond + 3.82% thereafter)(2)(5)	201,370
$ 39,000	Cipher Compute LLC 7.13%, 11/15/2030(1)	40,405
675,000	EchoStar Corp. 6.75%, 11/30/2030(8)	681,587
EUR 575,000	Iliad Holding SAS 6.88%, 04/15/2031(5)	692,388
	Level 3 Financing, Inc.
$ 350,000	7.00%, 03/31/2034(1)	358,255
310,000	8.50%, 01/15/2036(1)	323,458
1,085,000	NTT Finance Corp. 5.17%, 07/16/2032(1)	1,092,941
1,170,000	Orange SA 4.25%, 01/13/2031(1)	1,147,690
100,000	Rogers Communications, Inc. 6.88%, 07/31/2056, (6.88% fixed rate until 05/02/2031; 5 yr. USD CMT + 2.84% thereafter)(2)	100,384
EUR 200,000	Telefonica Europe BV 6.75%, 06/07/2031, (6.75% fixed rate until 06/07/2031; 8 yr. EURIBOR ICE Swap + 3.62% thereafter)(2)(5)(7)	246,564
	T-Mobile USA, Inc.
$ 990,000	2.55%, 02/15/2031	899,626
EUR 200,000	3.20%, 02/19/2032	225,032
$ 90,000	5.05%, 07/15/2033	90,623
EUR 180,000	Vodafone Group PLC 3.00%, 08/27/2080, (3.00% fixed rate until 05/27/2030; 5 yr. EUR Swap + 3.48% thereafter)(2)(5)	195,546
$ 423,000	WULF Compute LLC 7.75%, 10/15/2030(1)	446,976
		7,179,575
	Toys/Games/Hobbies - 0.0%
100,000	Hasbro, Inc. 4.65%, 03/12/2031	98,752
	Transportation - 0.1%
	Fedex Freight Holding Co., Inc.
640,000	4.65%, 03/15/2031(1)	629,034
565,000	4.95%, 03/15/2033(1)	551,045
		1,180,079
	Trucking & Leasing - 0.0%
650,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 4.55%, 01/15/2031(1)	642,899
	Water - 0.0%
EUR 170,000	Severn Trent Utilities Finance PLC 4.00%, 03/05/2034(5)	195,924
GBP 255,000	SW Finance I PLC 5.75%, 11/19/2030(5)	330,458
100,000	Yorkshire Water Finance PLC 6.38%, 11/18/2034(5)	133,397
		659,779
	Total Corporate Bonds (cost $253,605,187)	$247,482,771
FOREIGN GOVERNMENT OBLIGATIONS - 2.3%
	Bulgaria - 0.0%
EUR 170,000	Bulgaria Government International Bonds 4.13%, 05/07/2038(5)	$191,809
	Colombia - 0.2%
	Colombia Government International Bonds
$ 2,040,000	3.25%, 04/22/2032	1,700,524
EUR 690,000	5.63%, 02/19/2036	728,531
		2,429,055

40

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.3% - (continued)
	Germany - 1.1%
	Bundesobligation
EUR 1,612,878	2.10%, 04/12/2029(5)	$1,835,674
3,167,786	2.20%, 10/10/2030(5)	3,582,618
403,817	2.50%, 04/16/2031(5)	461,617
	Bundesrepublik Deutschland Bundesanleihe
105,897	2.30%, 02/15/2033(5)	118,281
1,198,052	2.50%, 11/15/2032(5)	1,357,059
1,729,073	2.50%, 02/15/2035(5)	1,927,321
531,344	2.60%, 05/15/2041(5)	561,503
327,503	2.90%, 02/15/2036(5)	374,744
1,099,698	Bundesschatzanweisungen 2.00%, 12/16/2027(5)	1,258,040
	German Treasury Bills
535,000	1.93%, 05/13/2026(5)(9)	616,988
2,555,000	1.99%, 06/17/2026(5)(9)	2,940,321
		15,034,166
	Israel - 0.2%
	Israel Government International Bonds
$ 390,000	2.75%, 07/03/2030	357,091
555,000	5.38%, 03/12/2029	562,882
785,000	5.38%, 02/19/2030	796,508
	State of Israel
820,000	3.80%, 05/13/2060(5)(6)	530,938
130,000	3.80%, 05/13/2060(5)	84,173
		2,331,592
	Mexico - 0.6%
	Mexico Government International Bonds
765,000	3.50%, 02/12/2034	651,397
EUR 175,000	4.50%, 03/19/2034	196,831
200,000	4.88%, 05/16/2036	225,006
$ 2,775,000	5.38%, 03/22/2033	2,709,787
1,025,000	5.38%, 03/22/2033	998,350
1,050,000	5.63%, 02/09/2034	1,026,900
570,000	5.63%, 09/22/2035	551,475
230,000	5.63%, 09/22/2035	221,375
380,000	6.00%, 05/07/2036	377,397
360,000	6.88%, 05/13/2037	377,100
		7,335,618
	Romania - 0.2%
	Romania Government International Bonds
EUR 750,000	2.63%, 12/02/2040(1)	542,973
3,407,000	2.75%, 04/14/2041(5)	2,461,578
100,000	3.88%, 10/29/2035(5)	97,696
50,000	6.00%, 09/24/2044(1)(6)	53,113
85,000	6.13%, 10/07/2037(5)	95,287
		3,250,647
	Total Foreign Government Obligations (cost $31,391,426)	$30,572,887
MUNICIPAL BONDS - 0.2%
	School District - 0.2%
	Chicago Board of Education, IL, GO
$ 1,115,000	6.14%, 12/01/2039	$1,054,943
1,540,000	6.32%, 11/01/2029	1,522,317
	Total Municipal Bonds (cost $2,647,368)	$2,577,260
U.S. GOVERNMENT AGENCIES - 44.5%
	Mortgage-Backed Agencies - 44.5%
	Federal Home Loan Mortgage Corp. - 8.1%
30,075	0.00%, 11/15/2036(10)(11)	$25,385
5,627,217	0.37%, 12/25/2033(2)(4)	148,233
18,120,885	0.58%, 03/25/2027(2)(4)	72,719
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal Home Loan Mortgage Corp. - 8.1% - (continued)
$ 4,184,010	0.60%, 10/25/2026(2)(4)	$7,856
17,059,049	0.71%, 12/25/2030(2)(4)	482,408
9,306,834	0.73%, 06/25/2027(2)(4)	58,293
4,140,496	0.87%, 11/25/2030(2)(4)	137,764
1,491,872	1.00%, 02/25/2051	1,301,199
7,542,888	1.01%, 10/25/2030(2)(4)	278,661
12,653,488	1.11%, 06/25/2030(2)(4)	501,903
6,948,875	1.50%, 05/15/2037(4)	348,440
738,505	1.50%, 11/01/2051	570,720
6,112,125	1.56%, 05/25/2030(2)(4)	328,807
509,860	1.75%, 10/15/2042	445,447
452,014	2.00%, 06/01/2036	416,197
243,065	2.00%, 12/01/2040	213,901
1,576,806	2.00%, 05/01/2041	1,379,087
1,756,991	2.00%, 12/01/2041	1,530,637
1,466,092	2.00%, 10/01/2050	1,194,041
1,403,745	2.00%, 02/01/2051	1,151,209
1,847,499	2.00%, 03/01/2051	1,515,221
2,471,208	2.00%, 04/01/2051	2,006,066
1,355,279	2.00%, 05/01/2051	1,117,191
585,472	2.00%, 08/01/2051	475,846
596,556	2.00%, 11/01/2051	488,440
2,205,274	2.00%, 04/01/2052	1,808,923
3,210,155	2.00%, 06/15/2052(4)	392,372
3,651,551	2.09%, 05/25/2055, 30 day USD SOFR Average + 5.75%(2)(4)	211,743
57,473	2.50%, 05/15/2028(4)	1,165
809,640	2.50%, 05/01/2050	694,834
921,570	2.50%, 06/01/2050	788,480
901,793	2.50%, 07/01/2050	766,718
1,597,400	2.50%, 11/01/2050	1,362,223
491,692	2.50%, 02/01/2051	422,220
1,712,372	2.50%, 03/01/2051	1,455,336
2,166,439	2.50%, 03/25/2051(4)	319,949
628,580	2.50%, 05/01/2051	536,025
755,038	2.50%, 07/01/2051	641,819
936,432	2.50%, 10/01/2051	796,368
2,424,290	2.50%, 03/15/2052(4)	360,155
1,454,304	2.50%, 03/25/2052	1,302,294
2,320,589	2.50%, 04/01/2052	1,967,049
2,760,113	2.50%, 08/25/2052(4)	422,479
115,079	3.00%, 03/15/2028(4)	2,163
265,515	3.00%, 08/01/2029	261,603
1,219,475	3.00%, 10/01/2032	1,183,981
190,920	3.00%, 03/15/2033(4)	12,305
789,479	3.00%, 04/01/2033	767,144
1,394,326	3.00%, 11/01/2036	1,323,166
821,411	3.00%, 01/01/2037	778,974
2,025,000	3.00%, 03/25/2040	1,823,940
2,948,525	3.00%, 11/01/2046	2,666,439
371,946	3.00%, 12/01/2046	336,133
2,303,213	3.00%, 09/25/2051(4)	365,472
1,723,101	3.00%, 10/01/2051	1,537,624
660,504	3.00%, 01/01/2052	590,516
874,603	3.00%, 05/01/2052	778,156
280,076	3.25%, 11/15/2041	261,954
6,584	3.50%, 09/15/2026(4)	42
409,269	3.50%, 05/15/2034(4)	27,660
900,756	3.50%, 08/01/2034	877,846
4,049	3.50%, 03/15/2041(4)	0 (12)
431,304	3.50%, 10/15/2045	406,149
199,497	3.50%, 06/01/2046	187,355
869,140	3.50%, 03/01/2048	814,327
180,415	3.50%, 08/01/2048	169,505
1,626,282	3.50%, 04/25/2051(4)	326,905
346	4.00%, 12/15/2026(4)	1

41

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal Home Loan Mortgage Corp. - 8.1% - (continued)
$ 5,810	4.00%, 07/15/2027(4)	$64
757	4.00%, 03/15/2028(4)	7
3,468	4.00%, 06/15/2028(4)	8
130,653	4.00%, 07/15/2030(4)	6,168
944,483	4.00%, 05/25/2040(4)	138,622
1,025,512	4.00%, 09/15/2041	990,012
876,095	4.00%, 05/01/2042	847,208
284,662	4.00%, 08/01/2042	275,108
366,992	4.00%, 09/01/2042	354,695
15,532	4.00%, 07/01/2044	15,320
1,756,257	4.00%, 03/25/2045(4)	283,542
79,295	4.00%, 06/01/2045	76,366
252,609	4.00%, 02/01/2046	243,174
109,404	4.00%, 04/01/2047	105,540
92,381	4.00%, 09/01/2048	88,586
396,524	4.00%, 05/01/2049	381,799
1,564,136	4.00%, 07/01/2049	1,500,958
182,403	4.50%, 09/01/2044	177,497
1,806,848	4.50%, 05/25/2050(4)	335,254
694,706	4.75%, 07/15/2039	699,898
265,582	5.00%, 09/15/2033(4)	32,717
3,157	5.00%, 03/01/2039	3,179
90,101	5.00%, 08/01/2039	91,173
2,471	5.00%, 09/01/2039	2,484
4,863	5.00%, 12/01/2039	4,898
673,497	5.00%, 07/01/2040	678,762
4,211	5.00%, 04/01/2041	4,261
9,794	5.00%, 04/01/2044	9,903
9,447	5.00%, 05/01/2044	9,385
379,521	5.00%, 02/15/2048(4)	73,492
458,149	5.00%, 08/01/2052	455,408
701,820	5.00%, 08/25/2052	703,089
733,424	5.00%, 10/25/2052	734,194
1,489,868	5.00%, 04/01/2053	1,482,529
1,383,906	5.00%, 07/01/2053	1,377,299
1,235,060	5.00%, 11/01/2054	1,229,875
3,544	5.50%, 03/01/2028	3,570
20,894	5.50%, 04/01/2033	21,064
218,674	5.50%, 05/01/2034	223,841
4,520	5.50%, 05/01/2037	4,670
12,746	5.50%, 11/01/2037	13,169
2,078,865	5.50%, 12/01/2037	2,121,141
24,283	5.50%, 02/01/2038	25,013
10,290	5.50%, 04/01/2038	10,595
13,479	5.50%, 06/01/2038	13,869
1,332,352	5.50%, 08/01/2038	1,376,631
136,774	5.50%, 09/01/2038	140,784
2,693	5.50%, 12/01/2039	2,772
36,171	5.50%, 02/01/2040	37,231
118,447	5.50%, 05/01/2040	122,004
114,166	5.50%, 08/01/2040	117,553
579,703	5.50%, 06/01/2041	596,491
481,422	5.50%, 10/15/2046(4)	90,691
1,903,603	5.50%, 02/01/2053	1,922,410
1,697,199	5.50%, 06/01/2055	1,724,268
12,892,664	5.50%, 12/01/2055	12,960,338
1,380,000	5.77%, 03/25/2046, 30 day USD SOFR Average + 2.10%(1)(2)	1,379,080
387	6.00%, 07/01/2029	395
50,632	6.00%, 10/01/2032	52,148
1,883	6.00%, 11/01/2032	1,922
58,416	6.00%, 12/01/2032	60,049
5,572	6.00%, 11/01/2033	5,765
10,854	6.00%, 01/01/2034	11,118
5,696	6.00%, 02/01/2034	5,889
52,343	6.00%, 08/01/2034	54,254
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal Home Loan Mortgage Corp. - 8.1% - (continued)
$ 60,424	6.00%, 09/01/2034	$62,617
76,206	6.00%, 01/01/2035	78,652
357,235	6.00%, 11/01/2037	375,156
888,745	6.00%, 11/01/2052	912,305
987,412	6.00%, 12/01/2052	1,019,690
458,078	6.00%, 03/01/2053	475,206
3,657,842	6.00%, 06/01/2054	3,752,893
3,393,836	6.00%, 08/01/2054	3,475,794
79	6.50%, 08/01/2032	81
118,805	6.50%, 07/15/2036	122,583
46,518	6.50%, 12/01/2037	49,377
1,432,000	6.56%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,457,647
2,005,000	7.01%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	2,047,606
3,990,000	7.01%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	4,074,504
3,815,000	7.16%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	3,982,994
620,000	7.21%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	637,462
1,629,000	7.31%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	1,654,461
1,705,000	7.36%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	1,758,281
10	7.50%, 09/01/2029	10
		108,393,701
	Federal National Mortgage Association - 11.6%
29,466	0.00%, 03/25/2036(10)(11)	25,589
301,883	0.00%, 06/25/2041(10)(11)	229,591
6,880,778	0.30%, 01/25/2030(2)(4)	52,349
7,755,416	1.45%, 05/25/2029(2)(4)	224,770
4,226,022	1.50%, 09/01/2051	3,267,247
292,175	1.50%, 10/01/2051	225,726
385,323	1.50%, 04/01/2052	297,665
698,860	1.75%, 12/25/2042	634,343
545,474	2.00%, 05/01/2036	501,853
1,235,563	2.00%, 08/01/2036	1,138,096
790,910	2.00%, 09/01/2036	730,643
575,984	2.00%, 12/01/2036	531,729
475,260	2.00%, 09/25/2039	426,754
1,011,570	2.00%, 09/01/2040	892,495
2,352,110	2.00%, 12/01/2040	2,067,678
959,412	2.00%, 04/01/2041	842,814
317,137	2.00%, 05/01/2041	278,158
1,254,696	2.00%, 10/01/2041	1,092,005
912,203	2.00%, 03/25/2050	784,255
4,982,852	2.00%, 12/01/2050	4,057,187
7,383,233	2.00%, 02/01/2051	6,020,693
7,139,865	2.00%, 03/01/2051	5,786,798
452,051	2.00%, 07/01/2051	367,296
587,603	2.00%, 10/01/2051	482,468
3,324,357	2.00%, 03/25/2052(4)	415,898
17,923	2.00%, 04/01/2052	14,482
643,012	2.08%, 05/25/2046(2)(4)	30,383
666,318	2.09%, 04/25/2055(2)(4)	29,191
2,283,660	2.18%, 03/25/2055, 30 day USD SOFR Average + 5.84%(2)(4)	124,902
519,422	2.22%, 08/25/2044(2)(4)	30,113
800,230	2.25%, 04/01/2033	704,827
446,435	2.25%, 06/25/2055(2)(4)	21,006
3,419,170	2.29%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(4)	194,768
53,791	2.50%, 06/25/2028(4)	1,011
1,736,283	2.50%, 09/01/2040	1,572,655

42

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal National Mortgage Association - 11.6% - (continued)
$ 72,006	2.50%, 01/01/2043	$63,729
1,691,971	2.50%, 02/01/2043	1,501,438
580,578	2.50%, 03/01/2043	515,371
1,255,833	2.50%, 05/01/2043	1,111,468
980,680	2.50%, 06/01/2043	862,778
624,056	2.50%, 04/01/2045	540,388
803,906	2.50%, 04/01/2050	685,563
932,604	2.50%, 06/01/2050	796,245
152,785	2.50%, 07/01/2050	129,624
1,477,089	2.50%, 09/01/2050	1,255,690
2,498,789	2.50%, 10/01/2050	2,146,437
1,094,517	2.50%, 01/01/2051	940,048
2,670,321	2.50%, 02/25/2051(4)	452,838
8,889,332	2.50%, 05/01/2051	7,614,084
1,210,142	2.50%, 07/01/2051	1,031,960
792,645	2.50%, 09/01/2051	677,836
6,218,321	2.50%, 11/01/2051	5,334,669
1,412,260	2.50%, 12/01/2051	1,212,066
1,373,818	2.50%, 01/01/2052	1,174,118
2,058,170	2.50%, 03/01/2052	1,742,394
2,664,664	2.50%, 06/25/2052(4)	402,305
2,638,006	2.50%, 09/25/2052(4)	410,275
1,894,485	2.50%, 01/01/2057	1,603,933
26,328	3.00%, 09/25/2027(4)	336
121,774	3.00%, 01/25/2028(4)	1,075
868,269	3.00%, 04/25/2033(4)	49,188
325,829	3.00%, 08/01/2033	316,665
960,989	3.00%, 03/01/2037	911,333
1,457,437	3.00%, 06/01/2043	1,339,059
961,125	3.00%, 09/01/2048	866,207
912,905	3.00%, 08/25/2049	828,508
2,234,558	3.00%, 08/01/2050	1,980,431
878,254	3.00%, 10/01/2050	774,194
1,283,350	3.00%, 12/01/2050	1,131,493
415,061	3.00%, 04/01/2051	367,036
1,151,369	3.00%, 05/01/2051	1,035,672
1,304,783	3.00%, 08/01/2051	1,157,909
3,236,460	3.00%, 10/01/2051	2,875,640
3,880,656	3.00%, 11/01/2051	3,439,037
1,775,684	3.00%, 12/01/2051	1,572,084
960,661	3.00%, 04/01/2052	852,862
1,220,345	3.00%, 05/01/2052	1,084,466
18,849	3.50%, 05/25/2027(4)	173
61,314	3.50%, 10/25/2027(4)	1,130
172,957	3.50%, 05/25/2030(4)	7,698
36,071	3.50%, 08/25/2030(4)	1,058
1,527	3.50%, 02/25/2031(4)	8
209,715	3.50%, 09/25/2035(4)	17,662
1,086,597	3.50%, 11/25/2039(4)	90,476
1,731,107	3.50%, 08/01/2043	1,635,141
526,649	3.50%, 10/01/2044	495,725
504,118	3.50%, 02/01/2045	473,367
476,686	3.50%, 01/01/2046	447,681
357,454	3.50%, 03/01/2046	335,663
854,838	3.50%, 09/01/2046	800,636
410,244	3.50%, 10/01/2046	383,610
298,067	3.50%, 10/25/2046(4)	55,087
426,157	3.50%, 11/01/2046	400,030
605,352	3.50%, 05/01/2047	567,663
302,851	3.50%, 09/01/2047	283,858
252,772	3.50%, 12/01/2047	237,221
182,386	3.50%, 02/01/2048	170,212
937,153	3.50%, 07/01/2048	878,321
2,016,298	3.50%, 04/01/2052	1,867,900
3,473,620	3.50%, 09/01/2057	3,160,334
1,952,269	3.50%, 05/01/2058	1,776,190
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal National Mortgage Association - 11.6% - (continued)
$ 1,080,500	3.92%, 10/01/2030	$1,065,778
1,080,445	4.00%, 10/01/2040	1,043,713
423,016	4.00%, 11/01/2040	408,597
325,425	4.00%, 12/01/2040	314,304
150,947	4.00%, 02/01/2041	144,733
396,524	4.00%, 03/01/2041	382,969
962,021	4.00%, 06/01/2041	944,009
135,986	4.00%, 03/25/2042(4)	13,359
181,461	4.00%, 08/01/2042	175,142
414,244	4.00%, 09/01/2042	399,952
65,383	4.00%, 11/25/2042(4)	5,596
63,516	4.00%, 03/01/2045	61,166
239,938	4.00%, 03/01/2046	231,240
89,790	4.00%, 05/01/2046	86,180
410,027	4.00%, 06/01/2046	393,820
1,018,261	4.00%, 10/01/2047	975,848
444,767	4.00%, 09/01/2048	425,964
302,645	4.00%, 01/01/2049	291,815
100,791	4.00%, 08/01/2049	97,153
1,816,309	4.00%, 04/01/2050	1,743,190
1,874,513	4.00%, 11/25/2050(4)	379,692
296,355	4.00%, 08/01/2051	285,980
1,289,158	4.00%, 06/01/2052	1,227,185
1,714,400	4.12%, 11/01/2030	1,704,452
1,385,000	4.37%, 11/01/2030	1,391,442
2,477,609	4.39%, 04/01/2029	2,493,636
228,254	4.50%, 09/01/2035	225,900
819,720	4.50%, 12/01/2037	822,227
827,490	4.50%, 08/01/2040	818,804
832,241	4.50%, 10/01/2040	823,638
434,459	4.50%, 10/01/2041	429,967
975,532	4.50%, 08/25/2043(4)	183,193
348,145	4.50%, 09/01/2043	344,546
462,371	4.50%, 04/01/2049	453,302
2,131,468	4.50%, 01/01/2051	2,060,730
1,452,752	4.50%, 03/01/2053	1,405,695
881,000	4.52%, 10/01/2030	888,788
380,000	4.75%, 04/01/2028	383,223
89,240	5.00%, 04/25/2038	89,858
1,780,744	5.00%, 07/25/2047	1,779,150
1,076,307	5.00%, 12/25/2051	1,074,696
1,560,738	5.00%, 07/01/2052	1,551,400
1,083,801	5.00%, 08/01/2052	1,077,317
2,050,000	5.07%, 12/01/2028	2,095,759
51,417	5.50%, 06/01/2033	52,823
45,117	5.50%, 08/01/2033	45,445
282,349	5.50%, 09/01/2033	288,290
238,481	5.50%, 12/01/2033	243,546
188,153	5.50%, 01/01/2034	192,260
1,006,831	5.50%, 11/01/2035	1,037,565
287,255	5.50%, 04/01/2036	296,430
194,073	5.50%, 09/01/2036	197,613
176,480	5.50%, 04/25/2037	181,582
674,403	5.50%, 04/01/2038	688,116
969,111	5.50%, 11/01/2039	988,148
2,176,434	5.50%, 08/01/2040	2,220,757
746,995	5.50%, 11/25/2040(4)	81,230
660,246	5.50%, 06/25/2042(4)	123,051
806,950	5.50%, 08/25/2044(4)	119,218
1,227,975	5.50%, 03/25/2052	1,238,955
1,152,112	5.50%, 04/25/2052	1,171,817
1,781,679	5.50%, 11/01/2052	1,802,718
3,696,453	5.50%, 12/01/2052	3,734,279
1,839,232	5.50%, 01/01/2053	1,861,257
1,870,796	5.50%, 06/01/2053	1,889,113
9,953	5.51%, 05/25/2042(2)(4)	986

43

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal National Mortgage Association - 11.6% - (continued)
$ 95,568	6.00%, 12/01/2032	$97,419
116,926	6.00%, 01/01/2033	119,190
15,948	6.00%, 02/01/2033	16,406
91,277	6.00%, 03/01/2033	93,601
273,081	6.00%, 02/01/2037	286,434
293,134	6.00%, 01/25/2042(4)	12,226
1,060,602	6.00%, 05/01/2053	1,097,775
1,067,820	6.00%, 09/01/2054	1,089,978
101	6.50%, 05/01/2031	105
322	6.50%, 09/01/2031	333
297	6.50%, 07/01/2032	307
208	7.00%, 07/01/2029	219
46	7.00%, 12/01/2030	48
41	7.00%, 03/01/2032	43
113	7.50%, 06/01/2027	113
2,321	7.50%, 03/01/2030	2,359
3,881	7.50%, 04/01/2030	3,930
256	7.50%, 06/01/2030	262
651	7.50%, 07/01/2030	667
188	7.50%, 08/01/2030	192
561	7.50%, 05/01/2031	571
2,712	7.50%, 06/01/2031	2,759
175	7.50%, 08/01/2031	177
11,202	7.50%, 09/01/2031	11,409
23	7.50%, 05/01/2032	24
		155,459,588
	Government National Mortgage Association - 7.7%
2,064,008	2.00%, 10/20/2050	1,707,025
3,966,333	2.00%, 12/20/2050	3,278,457
6,770,000	2.00%, 04/20/2056(13)	5,591,068
306,460	2.50%, 12/16/2039	291,763
651,466	2.50%, 07/20/2041	592,549
1,613,592	2.50%, 11/20/2049	1,398,113
1,284,592	2.50%, 03/20/2051	1,105,839
4,645,437	2.50%, 04/20/2051	3,999,471
20,095,000	2.50%, 04/20/2056(13)	17,284,840
33,470	3.00%, 09/20/2028(4)	126
1,074,790	3.00%, 05/20/2035(4)	45,122
217,182	3.00%, 02/16/2043(4)	27,892
1,150,713	3.00%, 03/15/2045	1,033,681
57,764	3.00%, 04/15/2045	51,892
964,954	3.00%, 07/15/2045	866,824
19,077	3.00%, 08/15/2045	17,137
6,055,033	3.00%, 04/20/2051	5,409,558
679,918	3.00%, 06/20/2051	607,548
1,834,979	3.00%, 08/20/2051	1,639,367
4,037	3.50%, 02/16/2027(4)	9
24,529	3.50%, 03/20/2027(4)	57
15,995	3.50%, 07/20/2040(4)	61
160,016	3.50%, 04/20/2042(4)	3,662
1,146,576	3.50%, 10/20/2042(4)	158,038
131,481	3.50%, 11/15/2042	123,954
3,734	3.50%, 12/15/2042	3,513
77,186	3.50%, 02/15/2043	72,527
4,099	3.50%, 03/15/2043	3,852
785,933	3.50%, 04/15/2043	738,489
1,531,628	3.50%, 05/15/2043	1,439,202
383,778	3.50%, 07/20/2043(4)	57,698
857,067	3.50%, 03/20/2044	811,178
282,727	3.50%, 07/20/2046	264,355
347,906	3.50%, 08/20/2047	327,905
241,227	3.50%, 11/20/2047	226,688
293,916	3.50%, 03/20/2048	275,476
400,465	3.50%, 06/20/2049	374,722
976,505	3.50%, 11/20/2049	911,617
286,848	3.50%, 06/20/2050	267,410
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Government National Mortgage Association - 7.7% - (continued)
$ 924,413	3.50%, 02/20/2051	$863,045
683,218	3.88%, 08/15/2042	653,792
173	4.00%, 12/16/2026(4)	—
35,456	4.00%, 05/20/2029(4)	98
1,240,887	4.00%, 07/20/2040	1,194,692
1,365,014	4.00%, 09/20/2040	1,314,058
2,157,685	4.00%, 10/20/2040	2,076,119
559,525	4.00%, 12/20/2040	536,628
83,128	4.00%, 05/16/2042(4)	6,378
1,914,298	4.00%, 09/16/2042(4)	392,521
97,092	4.00%, 01/20/2044(4)	18,358
715,021	4.00%, 01/16/2046(4)	113,029
630,941	4.00%, 03/20/2047(4)	100,519
272,457	4.00%, 11/20/2047	256,744
847,589	4.00%, 03/20/2048	799,527
2,245,347	4.00%, 07/20/2048	2,139,447
39,209	4.50%, 11/15/2039	38,493
388,329	4.50%, 05/15/2040	384,359
1,368,330	4.50%, 05/20/2040	1,356,930
83,330	4.50%, 07/15/2041	81,775
1,262,626	4.50%, 08/20/2045(4)	233,264
123,930	4.50%, 01/20/2046	122,477
731,624	4.50%, 01/20/2047(4)	76,050
946,631	4.50%, 05/20/2048(4)	136,173
272,489	4.50%, 05/20/2052	265,477
786,523	4.50%, 08/20/2052	766,041
723,452	4.50%, 09/20/2052	704,501
3,293,331	4.50%, 10/20/2052	3,208,583
2,090,000	4.50%, 04/20/2056(13)	2,018,733
793,667	5.00%, 02/16/2040(4)	152,787
714,263	5.00%, 05/20/2040	727,426
570,185	5.00%, 06/20/2040	582,432
224,366	5.00%, 07/20/2040	228,634
414,698	5.00%, 06/15/2041	420,785
374,654	5.00%, 10/16/2041(4)	61,711
609,616	5.00%, 03/15/2044	618,634
171,690	5.00%, 01/16/2047(4)	32,010
2,986,240	5.00%, 07/15/2052	2,964,127
4,242,500	5.00%, 04/20/2056(13)	4,201,358
300,199	5.50%, 10/20/2034	309,848
497,738	5.50%, 03/20/2039(4)	28,737
512,766	5.50%, 07/15/2041	525,538
472,698	5.50%, 02/16/2047(4)	59,707
315,845	5.50%, 02/20/2047(4)	44,199
14,540,000	5.50%, 04/20/2056(13)	14,632,601
244	6.00%, 01/15/2029	248
164	6.00%, 04/15/2029	166
7,686	6.00%, 12/15/2031	7,883
193	6.00%, 10/15/2032	202
7,199	6.00%, 06/15/2033	7,354
145	6.00%, 03/15/2034	151
11,016	6.00%, 08/15/2034	11,424
21,381	6.00%, 09/15/2034	21,575
14,053	6.00%, 02/15/2035	14,809
25,987	6.00%, 03/15/2036	27,300
26,126	6.00%, 05/15/2036	26,720
62,505	6.00%, 06/15/2036	65,564
7,025	6.00%, 06/15/2037	7,304
13,220	6.00%, 08/15/2037	13,725
28,182	6.00%, 08/15/2039	29,230
492,590	6.00%, 09/20/2040(4)	76,444
39,715	6.00%, 06/15/2041	41,708
506,196	6.00%, 02/20/2046(4)	57,283
3,021,497	6.00%, 09/20/2055	3,074,131
2,763,000	6.00%, 04/20/2056(13)	2,809,436
4,712	6.50%, 06/15/2028	4,755

44

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Government National Mortgage Association - 7.7% - (continued)
$ 262	6.50%, 08/15/2028	$268
329	6.50%, 09/15/2028	333
274	6.50%, 11/15/2028	283
1,707	6.50%, 12/15/2028	1,758
3,288	6.50%, 02/15/2029	3,330
16,165	6.50%, 03/15/2029	16,508
7,339	6.50%, 04/15/2029	7,499
2,253	6.50%, 05/15/2029	2,277
44,677	6.50%, 06/15/2029	45,130
1,444	6.50%, 07/15/2029	1,507
31	6.50%, 03/15/2031	32
50,911	6.50%, 04/15/2031	52,357
12,482	6.50%, 05/15/2031	12,914
1,005	6.50%, 06/15/2031	1,033
50,750	6.50%, 07/15/2031	52,212
8,785	6.50%, 08/15/2031	9,013
15,874	6.50%, 09/15/2031	16,159
29,822	6.50%, 10/15/2031	31,289
104,413	6.50%, 11/15/2031	106,146
16,090	6.50%, 12/15/2031	16,563
32,607	6.50%, 01/15/2032	33,324
9,873	6.50%, 02/15/2032	10,134
18,525	6.50%, 03/15/2032	18,781
68,415	6.50%, 04/15/2032	70,434
166	6.50%, 05/15/2032	175
9,880	6.50%, 06/15/2032	10,147
130	7.00%, 02/15/2031	134
54	7.00%, 06/15/2031	55
		103,274,237
	Uniform Mortgage-Backed Security - 17.1%
11,455,000	2.50%, 04/01/2056(13)	9,629,359
490,000	3.00%, 04/01/2056(13)	430,308
2,850,000	3.00%, 05/01/2056(13)	2,500,585
4,457,000	3.50%, 04/01/2056(13)	4,085,482
9,065,000	4.00%, 04/01/2041(13)	8,852,274
4,699,000	4.00%, 04/01/2056(13)	4,433,617
2,190,000	4.50%, 04/01/2040(13)	2,174,226
32,140,000	4.50%, 04/01/2056(13)	31,015,282
12,385,000	4.50%, 05/01/2056(13)	11,940,468
25,890,000	5.00%, 04/01/2056(13)	25,530,819
7,805,000	5.00%, 05/01/2056(13)	7,687,877
7,430,000	5.50%, 04/01/2040(13)	7,574,386
38,524,000	5.50%, 04/01/2056(13)	38,701,438
32,420,000	5.50%, 05/01/2056(13)	32,524,999
17,478,000	6.00%, 04/01/2056(13)	17,815,815
24,740,000	6.00%, 05/01/2056(13)	25,188,216
		230,085,151
	Total U.S. Government Agencies (cost $613,052,800)	$597,212,677
U.S. GOVERNMENT SECURITIES - 32.6%
	U.S. Treasury Securities - 32.6%
	U.S. Treasury Bonds - 16.9%
24,645,000	1.25%, 05/15/2050	$11,695,785
31,895,000	1.38%, 11/15/2040	20,544,865
36,890,000	1.75%, 08/15/2041	24,662,982
5,115,000	1.88%, 11/15/2051	2,809,853
7,090,000	2.25%, 08/15/2046	4,621,517
15,065,000	2.25%, 02/15/2052	9,079,016
7,860,000	2.38%, 11/15/2049	5,007,373
58,795,000	2.88%, 08/15/2045(14)	43,652,991
6,175,000	3.00%, 02/15/2047	4,600,857
17,565,000	3.38%, 05/15/2044(15)	14,355,957
35,500,000	3.38%, 11/15/2048(14)(16)	27,818,965
12,035,000	3.63%, 05/15/2053	9,650,096
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 32.6% - (continued)
	U.S. Treasury Securities - 32.6% - (continued)
	U.S. Treasury Bonds - 16.9% - (continued)
$ 1,175,000	4.25%, 05/15/2039		$1,140,438
28,222,000	4.25%, 08/15/2054		25,276,329
2,625,000	4.38%, 05/15/2040		2,549,634
2,830,000	4.50%, 08/15/2039		2,803,027
4,685,000	4.75%, 05/15/2055		4,561,836
6,255,000	4.75%, 08/15/2055		6,095,693
6,250,000	4.88%, 08/15/2045		6,229,492
			227,156,706
	U.S. Treasury Inflation-Indexed Bonds - 1.3%
11,302,328	0.25%, 02/15/2050(17)		6,393,640
10,218,675	0.75%, 02/15/2042(17)		7,869,197
3,844,355	1.38%, 02/15/2044(17)		3,175,236
			17,438,073
	U.S. Treasury Notes - 14.4%
24,200,000	2.38%, 05/15/2027		23,819,985
1,677,000	3.38%, 02/29/2028		1,663,767
7,375,000	3.38%, 05/15/2033		7,025,552
1,357,600	3.50%, 02/15/2029		1,345,827
12,530,000	3.63%, 08/31/2029		12,434,067
835,100	3.75%, 01/31/2031		827,989
1,013,300	3.75%, 02/28/2033		990,184
423,000	3.88%, 03/31/2028		423,628
11,400,000	4.00%, 01/31/2033		11,312,719
30,375,000	4.00%, 02/15/2034		29,962,090
17,170,000	4.00%, 11/15/2035		16,748,798
32,405,000	4.13%, 11/30/2031		32,563,227
12,158,100	4.13%, 02/15/2036		11,968,130
17,305,000	4.25%, 11/15/2034		17,300,268
24,450,000	4.38%, 01/31/2032		24,866,414
			193,252,645
	Total U.S. Government Securities (cost $502,323,777)		$437,847,424
PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
285	Oracle Corp. Series D, 6.50%*		$12,828
	Total Preferred Stocks (cost $14,250)		$12,828
	Total Long-Term Investments (cost $1,684,444,148)		$1,589,769,153
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.2%
2,891,550
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2026 at
3.66%, due on 04/01/2026 with a
maturity value of $2,891,844;
collateralized by U.S. Treasury Note at
3.38%, maturing 11/30/2027, with a
market value of $2,949,417
			$2,891,550
	Securities Lending Collateral - 0.6%
8,432,020	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(18)		8,432,020
	Total Short-Term Investments (cost $11,323,570)		$11,323,570
	Total Investments (cost $1,695,767,718)	119.3%	$1,601,092,723
	Other Assets and Liabilities	(19.3)%	(258,932,531)
	Net Assets	100.0%	$1,342,160,192

45

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At March 31, 2026, the aggregate value of these securities was
$323,248,032, representing 24.1% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Securities disclosed are interest-only strips.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2026, the aggregate value of these securities was $33,352,221, representing 2.5% of net assets.

(6)	Represents entire or partial securities on loan.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	The rate shown represents current yield to maturity.
(10)	Securities disclosed are principal-only strips.
(11)	Security is a zero-coupon bond.
(12)	Market value is less than $1.
(13)	Represents or includes a TBA transaction.
(14)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of March 31, 2026, the market value of securities pledged was $785,314.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of March 31, 2026, the market value of securities pledged was $10,134,578.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2026, the market value of securities pledged was $2,464,525.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)	Current yield as of period end.

Futures Contracts Outstanding at March 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	234	06/15/2026	$17,396,669	$(157,771)
Euro BUXL 30-Year Bond Future	80	06/08/2026	10,195,524	(138,783)
U.S. Treasury 2-Year Note Future	267	06/30/2026	55,387,898	139,046
U.S. Treasury 10-Year Note Future	6	06/18/2026	666,281	(852)
U.S. Treasury 10-Year Ultra Future	239	06/18/2026	27,130,235	(142,856)
Total				$(301,216)
Short position contracts:
Euro-BTP Italian Bond Future	(69)	06/08/2026	$(9,273,756)	$176,250
Euro-BUND Future	(212)	06/08/2026	(30,725,597)	589,703
French Government Bond Future	(63)	06/08/2026	(8,642,835)	77,135
Long Gilt Future	(10)	06/26/2026	(1,161,989)	56,516
U.S. Treasury 5-Year Note Future	(19)	06/30/2026	(2,055,414)	5,617
U.S. Treasury Long Bond Future	(62)	06/18/2026	(7,060,250)	939

46

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Futures Contracts Outstanding at March 31, 2026 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury Ultra Bond Future	(99)	06/18/2026	$(11,539,688)	$225,200
Total				$1,131,360
Total futures contracts				$830,144

TBA Sale Commitments Outstanding at March 31, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 3.00%	$1,775,000	04/20/2056	$(1,584,353)	$20,978
Government National Mortgage Association, 4.00%	14,450,000	05/20/2056	(13,525,624)	(60,758)
Government National Mortgage Association, 4.50%	9,450,000	04/20/2056	(9,127,766)	64,777
Government National Mortgage Association, 5.00%	15,725,000	04/20/2056	(15,572,504)	105,813
Uniform Mortgage-Backed Security, 2.00%	10,385,000	04/01/2056	(8,362,359)	92,939
Uniform Mortgage-Backed Security, 2.00%	2,100,000	04/01/2041	(1,931,292)	(2,819)
Uniform Mortgage-Backed Security, 2.50%	23,535,000	05/01/2056	(19,775,835)	(128,521)
Uniform Mortgage-Backed Security, 2.50%	22,760,000	04/01/2056	(19,132,625)	447,715
Uniform Mortgage-Backed Security, 3.00%	5,070,000	04/01/2056	(4,452,370)	(20,062)
Uniform Mortgage-Backed Security, 3.00%	1,925,000	04/01/2041	(1,838,310)	3,674
Uniform Mortgage-Backed Security, 4.00%	4,699,000	04/01/2056	(4,433,618)	95,195
Uniform Mortgage-Backed Security, 4.00%	4,699,000	05/01/2056	(4,430,130)	(15,699)
Uniform Mortgage-Backed Security, 4.50%	6,990,000	04/01/2056	(6,745,390)	146,674
Total TBA sale commitments (proceeds receivable $111,662,082)			$(110,912,176)	$749,906
At March 31, 2026, the aggregate market value of TBA Sale Commitments represents (8.3)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at March 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S45.V2	USD	12,652,200	5.00%	12/20/2030	Quarterly	$818,084	$—	$691,624	$(126,460)
CDX.NA.HY.S46.V1	USD	6,450,000	5.00%	06/20/2031	Quarterly	282,832	—	322,079	39,247
CDX.NA.IG.S45.V1	USD	20,225,000	1.00%	12/20/2030	Quarterly	394,936	—	365,672	(29,264)
CDX.NA.IG.S46.V1	USD	400,000	1.00%	06/20/2031	Quarterly	6,799	—	7,049	250
iTraxx Europe S45.V1	EUR	2,600,000	1.00%	06/20/2031	Quarterly	44,032	—	42,234	(1,798)
Total						$1,546,683	$—	$1,428,658	$(118,025)
Credit default swaps on single-name issues:
Sell protection:
Oracle Corp. (BBB)	USD	3,680,000	1.00%	12/20/2030	Quarterly	$—	$(39,496)	$(118,572)	$(79,076)
Paramount Global (BB+)	USD	720,000	1.00%	06/20/2031	Quarterly	—	(73,474)	(75,575)	(2,101)
Total						$—	$(112,970)	$(194,147)	$(81,177)
Total centrally cleared credit default swap contracts						$1,546,683	$(112,970)	$1,234,511	$(199,202)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at March 31, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	12,100,000	05/31/2029	Annual	$—	$—	$(10,423)	$(10,423)
3.60% Fixed	12 Mo. USD SOFR	USD	5,800,000	11/15/2032	Annual	—	—	32,666	32,666

47

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at March 31, 2026 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
4.16% Fixed	12 Mo. USD SOFR	USD	31,330,000	03/19/2045	Annual	$—	$(57,426)	$(106,912)	$(49,486)
2.97% Fixed	12 Mo. USD SOFR	USD	8,430,000	03/15/2053	Annual	24,434	—	1,606,334	1,581,900
2.88% Fixed	12 Mo. USD SOFR	USD	3,745,000	03/15/2053	Annual	39,148	—	768,769	729,621
3.25% Fixed	12 Mo. USD SOFR	USD	6,235,000	06/21/2053	Annual	—	(61,617)	942,244	1,003,861
Total centrally cleared interest rate swaps contracts						$63,582	$(119,043)	$3,232,678	$3,288,139

Foreign Currency Contracts Outstanding at March 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
290,000	EUR	332,776	USD	UBS	04/30/2026	$2,931
501,000	EUR	577,138	USD	SSG	04/30/2026	2,825
323,000	EUR	373,376	USD	RBC	04/30/2026	532
878,000	EUR	1,020,918	USD	GSC	04/30/2026	(4,536)
13,144,000	EUR	15,291,960	USD	DEUT	04/30/2026	(76,318)
59,416,895	USD	51,071,000	EUR	DEUT	04/30/2026	296,533
69,224	USD	60,000	EUR	JPM	04/30/2026	(233)
3,285,883	USD	2,452,000	GBP	WEST	04/30/2026	40,545
118,771	USD	89,000	GBP	SSG	04/30/2026	976
Total foreign currency contracts						$263,255
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$273,578,428	$—	$273,578,428	$—
Convertible Bonds	484,878	—	484,878	—
Corporate Bonds	247,482,771	—	247,482,771	—
Foreign Government Obligations	30,572,887	—	30,572,887	—
Municipal Bonds	2,577,260	—	2,577,260	—
U.S. Government Agencies	597,212,677	—	597,212,677	—
U.S. Government Securities	437,847,424	—	437,847,424	—
Preferred Stocks	12,828	12,828	—	—
Short-Term Investments	11,323,570	8,432,020	2,891,550	—
Foreign Currency Contracts(2)	344,342	—	344,342	—
Futures Contracts(2)	1,270,406	1,270,406	—	—
Swaps - Credit Default(2)	39,497	—	39,497	—
Swaps - Interest Rate(2)	3,348,048	—	3,348,048	—
Total	$1,606,095,016	$9,715,254	$1,596,379,762	$—
Liabilities
Foreign Currency Contracts(2)	$(81,087)	$—	$(81,087)	$—
Futures Contracts(2)	(440,262)	(440,262)	—	—
Swaps - Credit Default(2)	(238,699)	—	(238,699)	—
Swaps - Interest Rate(2)	(59,909)	—	(59,909)	—
TBA Sale Commitments	(110,912,176)	—	(110,912,176)	—
Total	$(111,732,133)	$(440,262)	$(111,291,871)	$—

(1)
For the period ended March 31, 2026, investments valued at $2,744,996 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

48

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 39.7%
	Asset-Backed - Automobile - 25.4%
$ 1,895,000	Ally Auto Receivables Trust Series 2025-1, 4.03%, 07/17/2028	$1,894,229
172,061	American Heritage Auto Receivables Trust Series 2024-1A, 4.83%, 03/15/2028(1)	172,271
	ARI Fleet Lease Trust
1,260,000	Series 2026-A, 3.96%, 11/15/2034(1)	1,255,737
1,911,087	Series 2025-A, 4.38%, 01/17/2034(1)	1,913,534
608,479	Series 2025-B, 4.59%, 03/15/2034(1)	610,054
113,877	Series 2024-A, 5.30%, 11/15/2032(1)	114,412
1,886,000	Series 2023-B, 5.89%, 07/15/2032(1)	1,914,213
101,547	Series 2023-B, 6.05%, 07/15/2032(1)	102,068
	BMW Vehicle Lease Trust
1,590,000	Series 2025-2, 3.97%, 09/25/2028	1,587,853
533,974	Series 2025-1, 4.43%, 09/27/2027	534,646
	BMW Vehicle Owner Trust
546,628	Series 2025-A, 4.43%, 10/25/2027	546,964
722,665	Series 2023-A, 5.47%, 02/25/2028	726,337
	BofA Auto Trust
2,500,000	Series 2025-1A, 4.35%, 11/20/2029(1)	2,507,129
155,447	Series 2025-1A, 4.52%, 11/22/2027(1)	155,599
	Capital One Prime Auto Receivables Trust
4,685,000	Series 2025-1, 3.88%, 01/16/2029	4,678,825
43,224	Series 2024-1, 4.61%, 10/15/2027	43,240
686,453	Series 2023-1, 4.87%, 02/15/2028	688,170
	CarMax Auto Owner Trust
324,971	Series 2025-3, 4.42%, 08/15/2028	325,381
1,102,286	Series 2025-2, 4.59%, 07/17/2028	1,104,284
126,283	Series 2023-1, 4.75%, 10/15/2027	126,407
341,607	Chesapeake Funding II LLC Series 2023-1A, 5.65%, 05/15/2035(1)	342,098
651,786	Citizens Auto Receivables Trust Series 2023-2, 5.83%, 02/15/2028(1)	654,996
	Enterprise Fleet Financing LLC
1,548,655	Series 2024-1, 5.23%, 03/20/2030(1)	1,556,235
239,217	Series 2023-2, 5.56%, 04/22/2030(1)	240,132
182,811	Series 2024-2, 5.74%, 12/20/2026(1)	183,063
40,312	Series 2022-4, 5.76%, 10/22/2029(1)	40,360
1,147,641	Series 2023-3, 6.40%, 03/20/2030(1)	1,157,961
	Ford Credit Auto Lease Trust
890,000	Series 2026-A, 3.83%, 08/15/2028	889,043
3,367,849	Series 2025-B, 4.37%, 03/15/2028	3,371,383
134,105	Series 2024-A, 5.06%, 05/15/2027	134,135
	Ford Credit Auto Owner Trust
1,025,000	Series 2025-B, 3.91%, 04/15/2030	1,021,677
1,384,030	Series 2025-A, 4.47%, 12/15/2027	1,386,049
193,348	Series 2024-D, 4.59%, 10/15/2027	193,541
2,500,000	Series 2023-1, 4.85%, 08/15/2035(1)	2,525,960
	Ford Credit Floorplan Master Owner Trust A
935,000	Series 2025-1, 4.63%, 04/15/2030	941,069
1,600,000	Series 2023-1, 4.92%, 05/15/2028(1)	1,601,963
68,714	Foursight Capital Automobile Receivables Trust Series 2023-2, 5.99%, 05/15/2028(1)	68,801
72,261	GLS Auto Select Receivables Trust Series 2023-2A, 6.37%, 06/15/2028(1)	72,382
	GM Financial Automobile Leasing Trust
565,000	Series 2026-1, 3.77%, 04/20/2028	563,359
877,980	Series 2025-3, 4.19%, 10/20/2027	878,676
250,000	Series 2024-3, 4.22%, 10/20/2028	250,195
1,115,000	Series 2025-2, 4.58%, 05/22/2028	1,120,291
	GM Financial Consumer Automobile Receivables Trust
930,000	Series 2026-1, 3.77%, 03/16/2029	927,914
1,800,000	Series 2025-4, 3.88%, 12/18/2028	1,798,367
980,425	Series 2025-3, 4.32%, 06/16/2028	982,176
193,969	Series 2025-2, 4.40%, 02/16/2028	194,188
737,252	Series 2023-1, 4.66%, 02/16/2028	738,257
2,305,761	Series 2023-3, 5.45%, 06/16/2028	2,317,228
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 39.7% - (continued)
	Asset-Backed - Automobile - 25.4% - (continued)
$ 2,640,000	GMF Floorplan Owner Revolving Trust Series 2025-1A, 4.59%, 03/15/2029(1)	$2,652,630
	Honda Auto Receivables Owner Trust
455,000	Series 2026-1, 3.78%, 09/23/2030	451,228
1,938,935	Series 2025-3, 4.19%, 03/21/2028	1,940,237
514,829	Series 2025-2, 4.30%, 01/18/2028	515,209
1,258,270	Series 2024-1, 5.21%, 08/15/2028	1,266,688
	Hyundai Auto Lease Securitization Trust
1,540,000	Series 2026-A, 3.85%, 05/15/2028(1)	1,537,130
202,960	Series 2025-C, 4.37%, 01/18/2028(1)	203,358
554,779	Series 2025-B, 4.58%, 09/15/2027(1)	555,897
896,272	Series 2024-C, 4.77%, 03/15/2027(1)	897,303
1,925,000	Series 2025-A, 4.83%, 01/18/2028(1)	1,936,221
339,272	Series 2024-A, 5.02%, 03/15/2027(1)	339,439
	Hyundai Auto Receivables Trust
1,265,000	Series 2025-C, 3.88%, 04/15/2030	1,258,381
1,230,000	Series 2025-D, 4.03%, 11/15/2028	1,230,261
1,625,000	Series 2025-A, 4.32%, 10/15/2029	1,628,798
936,749	Series 2025-B, 4.45%, 08/15/2028	938,443
1,465,000	Hyundai Floorplan Master Owner Trust Series 2025-1A, 4.01%, 10/15/2030(1)	1,453,835
1,094,632	LAD Auto Receivables Trust Series 2025-2A, 4.30%, 07/17/2028(1)	1,095,268
230,075	M&T Bank Auto Receivables Trust Series 2025-1A, 4.63%, 05/15/2028(1)	230,442
	Mercedes-Benz Auto Lease Trust
637,365	Series 2024-B, 4.23%, 02/15/2028	637,608
595,000	Series 2025-A, 4.61%, 04/16/2029	599,310
161,860	Mercedes-Benz Auto Receivables Trust Series 2023-1, 4.51%, 11/15/2027	161,989
	Nissan Auto Lease Trust
1,695,000	Series 2026-A, 3.90%, 05/15/2028	1,690,699
1,184,331	Series 2024-A, 4.91%, 04/15/2027	1,185,395
	Nissan Auto Receivables Owner Trust
734,388	Series 2022-A, 2.07%, 12/17/2029	733,024
1,805,000	Series 2025-A, 4.49%, 12/17/2029	1,816,429
	Porsche Financial Auto Securitization Trust
1,618,127	Series 2025-1A, 3.91%, 03/22/2029(1)	1,618,623
1,832,834	Series 2024-1A, 4.44%, 01/22/2030(1)	1,836,224
333,120	Series 2023-2A, 5.79%, 01/22/2029(1)	334,905
	Porsche Innovative Lease Owner Trust
2,540,000	Series 2025-1A, 4.61%, 10/20/2028(1)	2,556,237
2,343,612	Series 2024-1A, 4.67%, 11/22/2027(1)	2,347,891
1,549,367	Santander Drive Auto Receivables Trust Series 2025-3, 4.63%, 10/16/2028	1,551,948
	SBNA Auto Lease Trust
48,032	Series 2025-A, 4.68%, 04/20/2027(1)	48,044
2,075,000	Series 2024-B, 5.55%, 12/20/2028(1)	2,088,682
524,608	SCCU Auto Receivables Trust Series 2025-1A, 4.67%, 11/15/2028(1)	525,486
	SFS Auto Receivables Securitization Trust
925,000	Series 2025-2A, 4.44%, 12/20/2030(1)	926,499
2,500,000	Series 2024-3A, 4.55%, 06/20/2030(1)	2,509,179
146,568	Series 2025-1A, 4.65%, 05/22/2028(1)	146,701
	Stellantis Financial Underwritten Enhanced Lease Trust
2,738,477	Series 2025-BA, 4.31%, 05/22/2028(1)	2,742,971
2,700,000	Series 2025-AA, 4.47%, 07/20/2028(1)	2,710,173
	Toyota Auto Receivables Owner Trust
1,480,000	Series 2025-D, 3.89%, 08/15/2028	1,478,129
1,109,568	Series 2025-C, 4.29%, 06/15/2028	1,110,314
610,363	Series 2025-B, 4.46%, 03/15/2028	610,975
	Toyota Lease Owner Trust
1,445,000	Series 2026-A, 3.82%, 02/20/2029(1)	1,435,620
1,085,000	Series 2025-B, 3.96%, 11/20/2028(1)	1,079,796
1,339,124	Series 2024-B, 4.21%, 09/20/2027(1)	1,339,674

49

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 39.7% - (continued)
	Asset-Backed - Automobile - 25.4% - (continued)
$ 650,000	Series 2024-A, 5.26%, 06/20/2028(1)	$651,275
1,750,000	USAA Auto Owner Trust Series 2024-A, 4.97%, 12/17/2029(1)	1,769,137
289,338	USB Auto Owner Trust Series 2025-1A, 4.51%, 06/15/2028(1)	289,705
	Volkswagen Auto Lease Trust
1,395,000	Series 2025-B, 4.01%, 01/22/2029	1,393,031
2,004,227	Series 2025-A, 4.43%, 12/20/2027	2,008,622
433,704	Volkswagen Auto Loan Enhanced Trust Series 2024-1, 4.65%, 11/22/2027	434,456
655,000	Westlake Automobile Receivables Trust Series 2026-1A, 4.02%, 09/15/2028(1)	653,986
	Wheels Fleet Lease Funding 1 LLC
1,749,880	Series 2025-1A, 4.57%, 01/18/2040(1)	1,755,623
148,618	Series 2024-2A, 4.87%, 06/21/2039(1)	149,665
475,910	Series 2023-1A, 5.80%, 04/18/2038(1)	478,041
320,413	Series 2023-2A, 6.46%, 08/18/2038(1)	323,113
	World Omni Auto Receivables Trust
2,091,481	Series 2022-B, 3.44%, 03/15/2028	2,089,838
755,000	Series 2026-A, 3.86%, 05/15/2031	747,116
	World Omni Automobile Lease Securitization Trust
1,440,000	Series 2026-A, 4.02%, 12/15/2028	1,439,027
2,660,000	Series 2025-A, 4.42%, 04/17/2028	2,667,959
2,525,000	Series 2024-A, 5.25%, 09/17/2029	2,542,503
		122,499,242
	Asset-Backed - Credit Card - 0.5%
2,260,000	WF Card Issuance Trust Series 2025-A1, 4.34%, 05/15/2030	2,271,739
	Asset-Backed - Finance & Insurance - 3.6%
2,450,000	ARES LX CLO Ltd. Series 2021-60A, 4.63%, 07/18/2034, 3 mo. USD Term SOFR + 0.95%(1)(2)	2,443,512
	Bain Capital Credit CLO Ltd.
2,610,000	Series 2020-3A, 4.65%, 10/23/2034, 3 mo. USD Term SOFR + 0.98%(1)(2)	2,608,893
2,450,000	Series 2021-4A, 4.67%, 10/20/2034, 3 mo. USD Term SOFR + 0.82%(1)(2)	2,445,056
2,450,000	Carlyle U.S. CLO Ltd. Series 2022-1A, 4.65%, 04/15/2035, 3 mo. USD Term SOFR + 1.85%(1)(2)	2,448,719
1,500,000	CIFC Funding Ltd. Series 2022-3A, 4.62%, 04/21/2035, 3 mo. USD Term SOFR + 0.94%(1)(2)	1,499,983
520,000	Kubota Credit Owner Trust Series 2026-1A, 3.84%, 01/16/2029(1)	517,670
525,000	Palmer Square Loan Funding Ltd. Series 2024-1A, 4.48%, 10/15/2032(1)(2)	524,717
2,450,000	TSTAT Ltd. Series 2022-1A, 4.60%, 01/20/2032(1)(2)	2,448,626
2,425,000	Verizon Master Trust Series 2026-1, 3.94%, 02/20/2031	2,413,077
		17,350,253
	Other Asset-Backed Securities - 6.3%
24,374	Amur Equipment Finance Receivables XI LLC Series 2022-2A, 5.30%, 06/21/2028(1)	24,391
395,632	Amur Equipment Finance Receivables XII LLC Series 2023-1A, 6.09%, 12/20/2029(1)	397,935
925,782	Amur Equipment Finance Receivables XIII LLC Series 2024-1A, 5.38%, 01/21/2031(1)	932,923
2,300,373	Amur Equipment Finance Receivables XV LLC Series 2025-1A, 4.70%, 09/22/2031(1)	2,315,442
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 39.7% - (continued)
	Other Asset-Backed Securities - 6.3% - (continued)
$ 1,954,250	Apidos CLO XXXII Series 2019-32A, 4.77%, 01/20/2033, 3 mo. USD Term SOFR + 1.00%(1)(2)	$1,956,862
57,735	Auxilior Term Funding LLC Series 2023-1A, 6.18%, 12/15/2028(1)	57,860
	Barings Equipment Finance LLC
770,000	Series 2026-A, 3.89%, 04/13/2029(1)	768,286
675,000	Series 2025-B, 4.02%, 02/13/2029(1)	674,603
450,000	Benefit Street Partners CLO XXIII Ltd. Series 2021-23A, 4.77%, 04/25/2034, 3 mo. USD Term SOFR + 0.82%(1)(2)	449,306
	CCG Receivables Trust
1,060,000	Series 2025-2, 4.14%, 08/15/2034(1)	1,059,568
330,316	Series 2025-1, 4.48%, 10/14/2032(1)	331,403
118,677	Series 2023-1, 5.82%, 09/16/2030(1)	118,959
	CNH Equipment Trust
953,000	Series 2026-A, 3.82%, 06/15/2029	952,114
343,254	Series 2024-C, 4.30%, 02/18/2028	343,367
724,680	Series 2025-A, 4.30%, 08/15/2028	725,789
1,494,538	Series 2025-B, 4.37%, 11/15/2028	1,496,066
154,619	Dext ABS LLC Series 2023-2, 6.56%, 05/15/2034(1)	154,986
1,219,038	DLLAA LLC Series 2025-1A, 4.70%, 10/20/2027(1)	1,221,791
131,741	DLLAD LLC Series 2024-1A, 5.50%, 08/20/2027(1)	132,095
1,300,000	Elmwood CLO 15 Ltd. Series 2022-2A, 4.82%, 04/22/2035, 3 mo. USD Term SOFR + 2.00%(1)(2)	1,299,965
	HPEFS Equipment Trust
1,135,000	Series 2025-2A, 4.07%, 11/22/2032(1)	1,135,038
142,199	Series 2024-1A, 5.18%, 05/20/2031(1)	142,260
	John Deere Owner Trust
891,087	Series 2025-B, 4.28%, 07/17/2028	891,761
155,905	Series 2024-C, 4.36%, 08/16/2027	155,952
	Kubota Credit Owner Trust
380,000	Series 2025-2A, 4.48%, 04/17/2028(1)	380,796
1,929,123	Series 2025-1A, 4.61%, 12/15/2027(1)	1,933,646
583,469	Series 2023-2A, 5.28%, 01/18/2028(1)	587,061
425,540	MMAF Equipment Finance LLC Series 2024-A, 5.20%, 09/13/2027(1)	426,250
778,264	NYCTL Trust Series 2025-A, 4.84%, 11/10/2038(1)	772,278
201,866	Octagon Investment Partners 36 Ltd. Series 2018-1A, 4.90%, 04/15/2031, 3 mo. USD Term SOFR + 1.23%(1)(2)	201,836
2,700,000	Palmer Square Loan Funding Ltd. Series 2024-3A, 4.48%, 08/08/2032(1)(2)	2,700,359
1,100,000	PFS Financing Corp. Series 2025-B, 4.85%, 02/15/2030(1)	1,109,777
76,103	SCF Equipment Leasing LLC Series 2025-1A, 4.82%, 07/22/2030(1)	76,273
1,000,000	Verizon Master Trust Series 2025-9, 3.96%, 10/21/2030	996,604
	Volvo Financial Equipment LLC
660,000	Series 2025-2A, 3.96%, 06/15/2028(1)	659,477
810,000	Series 2024-1A, 4.29%, 10/16/2028(1)	811,016
288,262	Series 2025-1A, 4.41%, 11/15/2027(1)	288,631
1,587,043	Voya CLO Ltd. Series 2019-2A, 4.87%, 07/20/2032, 3 mo. USD Term SOFR + 1.20%(1)(2)	1,587,103
		30,269,829
	Whole Loan Collateral CMO - 3.9%
399,354	Angel Oak Mortgage Trust Series 2020-2, 2.53%, 01/26/2065(1)(2)	380,438

50

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 39.7% - (continued)
	Whole Loan Collateral CMO - 3.9% - (continued)
	BRAVO Residential Funding Trust
$ 166,113	Series 2021-NQM1, 0.94%, 02/25/2049(1)(2)	$156,735
69,630	Series 2021-NQM2, 0.97%, 03/25/2060(1)(2)	68,512
629,721	Series 2021-NQM3, 1.70%, 04/25/2060(1)(2)	584,488
20,905	Bunker Hill Loan Depositary Trust Series 2019-3, 2.72%, 11/25/2059(1)(3)	20,819
	COLT Mortgage Loan Trust
1,273,225	Series 2021-HX1, 1.11%, 10/25/2066(1)(2)	1,099,178
187,789	Series 2020-2R, 1.33%, 10/26/2065(1)(2)	178,344
1,493,317	Series 2021-4, 1.40%, 10/25/2066(1)(2)	1,280,987
701,064	Series 2021-5, 1.73%, 11/26/2066(1)(2)	646,500
702,350	CSMC Trust Series 2019-AFC1, 3.57%, 07/25/2049(1)(3)	676,924
	Ellington Financial Mortgage Trust
328,188	Series 2021-2, 0.93%, 06/25/2066(1)(2)	279,486
21,750	Series 2019-2, 2.74%, 11/25/2059(1)(2)	21,176
2,252,339	Series 2026-INV2, 4.68%, 02/25/2071(1)(2)	2,222,871
	GCAT Trust
2,130,142	Series 2021-NQM5, 1.26%, 07/25/2066(1)(2)	1,783,293
399,221	Series 2021-NQM7, 1.92%, 08/25/2066(1)(2)	371,181
1,689,055	JP Morgan Mortgage Trust Series 2026-VIS1, 4.68%, 06/25/2066(1)(3)	1,678,463
	MFA Trust
121,021	Series 2020-NQM3, 1.01%, 01/26/2065(1)(2)	116,162
345,808	Series 2021-NQM2, 1.03%, 11/25/2064(1)(2)	306,277
	New Residential Mortgage Loan Trust
936,037	Series 2021-NQM3, 1.16%, 11/27/2056(1)(2)	859,174
285,294	Series 2017-6A, 4.00%, 08/27/2057(1)(2)	276,895
	OBX Trust
19,481	Series 2018-1, 4.44%, 06/25/2057, 1 mo. USD Term SOFR + 1.55%(1)(2)	19,267
268,259	Series 2024-NQM13, 5.12%, 06/25/2064(1)	268,000
1,141,682	Series 2025-NQM10, 5.45%, 05/25/2065(1)(3)	1,144,695
1,833,620	Pretium Mortgage Credit Partners LLC Series 2026-RPL1, 4.15%, 01/25/2070(1)(3)	1,776,015
2,689	Residential Mortgage Loan Trust Series 2020-1, 2.38%, 01/26/2060(1)(2)	2,680
1,534,103	SG Residential Mortgage Trust Series 2021-1, 1.16%, 07/25/2061(1)(2)	1,260,363
	Starwood Mortgage Residential Trust
101,329	Series 2021-2, 0.94%, 05/25/2065(1)(2)	97,563
23,831	Series 2020-1, 2.28%, 02/25/2050(1)(2)	22,943
	Towd Point Mortgage Trust
179,885	Series 2017-4, 2.75%, 06/25/2057(1)(2)	176,975
102,766	Series 2018-6, 3.75%, 03/25/2058(1)(2)	102,325
	Verus Securitization Trust
823,248	Series 2021-6, 1.63%, 10/25/2066(1)(2)	719,097
289,285	Series 2025-4, 5.45%, 05/25/2070(1)(3)	290,331
		18,888,157
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $192,831,977)	$191,279,220
CORPORATE BONDS - 28.9%
	Aerospace & Defense - 0.5%
2,450,000	Howmet Aerospace, Inc. 3.75%, 03/03/2028	$2,421,781
	Auto Manufacturers - 4.1%
1,125,000	American Honda Finance Corp. 4.55%, 07/09/2027	1,125,467
	BMW U.S. Capital LLC
1,550,000	4.15%, 08/11/2027(1)	1,546,374
2,425,000	4.30%, 03/17/2028(1)	2,422,769
1,550,000	Daimler Truck Finance North America LLC 4.30%, 08/12/2027(1)	1,547,016
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Auto Manufacturers - 4.1% - (continued)
$ 1,650,000	Hyundai Capital America 5.45%, 06/24/2026(1)	$1,653,169
	Mercedes-Benz Finance North America LLC
2,425,000	4.13%, 03/10/2028(1)	2,414,111
2,525,000	4.88%, 07/31/2026(1)	2,528,190
1,970,000	PACCAR Financial Corp. 3.90%, 02/05/2029	1,955,048
	Toyota Motor Credit Corp.
2,475,000	3.75%, 01/12/2028	2,456,933
1,900,000	4.50%, 05/14/2027	1,907,483
		19,556,560
	Commercial Banks - 10.2%
1,600,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(2)	1,613,605
	Bank of America Corp.
1,285,000	4.62%, 05/09/2029, (4.62% fixed rate until 05/09/2028; 6 mo. USD SOFR + 1.11% thereafter)(2)	1,290,587
1,475,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(2)	1,485,240
875,000	Banque Federative du Credit Mutuel SA 5.90%, 07/13/2026(1)	879,006
2,500,000	Barclays PLC 2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 1 yr. USD CMT + 1.05% thereafter)(2)	2,462,235
1,125,000	BPCE SA 5.20%, 01/18/2027(1)	1,132,526
1,210,000	Canadian Imperial Bank of Commerce 5.24%, 06/28/2027	1,223,276
1,625,000	Citibank NA 4.93%, 08/06/2026	1,629,016
500,000	Citigroup, Inc. 1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 6 mo. USD SOFR + 0.77% thereafter)(2)	497,118
2,450,000	Citizens Bank NA 4.19%, 01/29/2029 (4.19% fixed rate until 01/29/2028; thereafter)(2)	2,434,622
2,575,000	Cooperatieve Rabobank UA 4.37%, 05/27/2027	2,581,827
2,190,000	Credit Agricole SA 5.59%, 07/05/2026(1)	2,197,822
2,400,000	Danske Bank AS 4.66%, 03/27/2029, (4.66% fixed rate until 03/27/2028; 1 yr. USD CMT + 0.75% thereafter)(1)(2)	2,405,211
1,675,000	Goldman Sachs Bank USA 5.41%, 05/21/2027, (5.41% fixed rate until 05/21/2026; 6 mo. USD SOFR + 0.75% thereafter)(2)	1,677,074
1,475,000	JP Morgan Chase & Co. 6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(2)	1,489,062
780,000	Lloyds Banking Group PLC 5.46%, 01/05/2028, (5.46% fixed rate until 01/05/2027; 1 yr. USD CMT + 1.38% thereafter)(2)	785,754
2,450,000	Macquarie Bank Ltd. 3.92%, 02/03/2028(1)	2,435,145
1,500,000	Morgan Stanley Bank NA 4.45%, 10/15/2027, (4.45% fixed rate until 10/15/2026; 6 mo. USD SOFR + 0.68% thereafter)(2)	1,500,928
1,315,000	Morgan Stanley Private Bank NA 4.21%, 02/08/2030, (4.21% fixed rate until 02/08/2029; 6 mo. USD SOFR + 0.76% thereafter)(2)	1,301,684
1,000,000	PNC Bank NA 4.54%, 05/13/2027, (4.54% fixed rate until 05/13/2026; 6 mo. USD SOFR + 0.63% thereafter)(2)	1,000,040
2,450,000	PNC Financial Services Group, Inc. 4.08%, 01/26/2029 (4.08% fixed rate until 01/26/2028; thereafter)(2)	2,437,072
875,000	Royal Bank of Canada 5.20%, 07/20/2026(4)	877,731
1,950,000	Swedbank AB 6.14%, 09/12/2026(1)	1,965,403
2,475,000	Toronto-Dominion Bank 3.91%, 01/13/2028	2,457,285

51

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Commercial Banks - 10.2% - (continued)
	Truist Bank
$ 2,450,000	4.14%, 01/27/2029 (4.14% fixed rate until 01/27/2028; thereafter)(2)	$2,436,857
2,575,000	4.67%, 05/20/2027, (4.67% fixed rate until 05/20/2026; 6 mo. USD SOFR + 0.59% thereafter)(2)	2,575,035
	UBS AG
2,725,000	1.25%, 06/01/2026	2,712,765
1,575,000	4.86%, 01/10/2028, (4.86% fixed rate until 01/10/2027; 6 mo. USD SOFR + 0.72% thereafter)(2)	1,581,226
		49,065,152
	Diversified Financial Services - 1.1%
2,450,000	American Express Co. 4.01%, 02/09/2029 (4.01% fixed rate until 02/09/2028; thereafter)(2)	2,434,352
2,400,000	Blackstone Holdings Finance Co. LLC 5.90%, 11/03/2027(1)	2,449,838
360,000	Equitable America Global Funding 3.95%, 09/15/2027(1)	357,035
		5,241,225
	Electric - 2.5%
1,310,000	Alliant Energy Finance LLC 5.40%, 06/06/2027(1)	1,320,984
275,400	Consumers Securitization Funding LLC 5.55%, 03/01/2028	277,560
815,000	DTE Electric Co. 4.25%, 05/14/2027	815,353
1,459,000	Emera U.S. Finance LP 3.55%, 06/15/2026	1,455,647
2,425,000	FirstEnergy Pennsylvania Electric Co. 4.15%, 03/15/2028(1)	2,415,717
2,625,000	Georgia Power Co. 3.93%, 09/15/2026, 3 mo. USD SOFR + 0.28%(2)	2,620,758
1,767,327	NYSEG Storm Funding LLC 4.71%, 05/01/2029	1,778,853
1,435,000	WEC Energy Group, Inc. 4.75%, 01/15/2028	1,445,500
		12,130,372
	Food - 0.5%
2,565,000	Mars, Inc. 4.45%, 03/01/2027(1)	2,572,836
	Gas - 0.1%
535,000	Southern Co. Gas Capital Corp. 4.05%, 09/15/2028	531,065
	Healthcare - Products - 0.8%
2,425,000	Augusta SpinCo Corp. 4.32%, 09/23/2027	2,422,372
1,575,000	Stryker Corp. 4.55%, 02/10/2027	1,579,401
		4,001,773
	Healthcare - Services - 0.3%
1,300,000	UnitedHealth Group, Inc. 4.75%, 07/15/2026	1,302,535
	Insurance - 3.1%
	Athene Global Funding
2,375,000	4.60%, 04/19/2027(1)(2)	2,375,355
1,600,000	4.86%, 08/27/2026(1)	1,602,494
	Corebridge Global Funding
2,400,000	4.90%, 01/07/2028(1)(4)	2,414,733
725,000	5.75%, 07/02/2026(1)	727,601
585,000	F&G Global Funding 4.65%, 09/08/2028(1)	577,649
775,000	Jackson National Life Global Funding 5.55%, 07/02/2027(1)	782,098
1,200,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	1,200,174
2,400,000	Metropolitan Life Global Funding I 5.05%, 01/06/2028(1)	2,425,975
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Insurance - 3.1% - (continued)
$ 1,250,000	Pacific Life Global Funding II 5.50%, 08/28/2026(1)	$1,256,940
1,500,000	Principal Life Global Funding II 3.00%, 04/18/2026(1)	1,498,953
		14,861,972
	Internet - 0.5%
2,425,000	Amazon.com, Inc. 3.85%, 03/13/2028	2,417,261
	Lodging - 0.3%
1,525,000	Marriott International, Inc. 4.20%, 07/15/2027	1,522,654
	Machinery - Construction & Mining - 0.3%
1,575,000	Caterpillar Financial Services Corp. 4.50%, 01/07/2027	1,579,859
	Machinery-Diversified - 0.3%
1,575,000	John Deere Capital Corp. 4.50%, 01/08/2027	1,579,931
	Mining - 0.5%
2,275,000	Rio Tinto Finance USA PLC 4.38%, 03/12/2027	2,278,839
	Pharmaceuticals - 0.6%
460,000	Bayer U.S. Finance LLC 6.13%, 11/21/2026(1)	464,185
2,500,000	Pfizer, Inc. 3.88%, 11/15/2027	2,494,565
		2,958,750
	Pipelines - 1.0%
245,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	246,112
2,050,000	ONEOK, Inc. 5.55%, 11/01/2026	2,061,881
2,500,000	Spectra Energy Partners LP 3.38%, 10/15/2026	2,487,472
		4,795,465
	REITS - 0.5%
2,525,000	Realty Income Corp. 4.45%, 09/15/2026	2,525,027
	Retail - 0.2%
800,000	AutoZone, Inc. 5.05%, 07/15/2026	801,318
	Software - 0.7%
940,000	Fidelity National Information Services, Inc. 4.45%, 03/10/2028	937,368
2,425,000	Oracle Corp. 2.65%, 07/15/2026	2,411,800
		3,349,168
	Telecommunications - 0.6%
2,575,000	NTT Finance Corp. 4.57%, 07/16/2027(1)	2,580,862
	Trucking & Leasing - 0.2%
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.75%, 05/24/2026(1)	1,000,739
	Total Corporate Bonds (cost $139,147,486)	$139,075,144
MUNICIPAL BONDS - 0.9%
	General - 0.9%
2,130,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 3.81%, 11/01/2027	$2,123,759
2,020,000	Philadelphia Auth for Industrial Dev, PA, Rev, (AG) 6.35%, 04/15/2028	2,083,574
	Total Municipal Bonds (cost $4,220,153)	$4,207,333
U.S. GOVERNMENT AGENCIES - 9.1%
	Mortgage-Backed Agencies - 9.1%
	Federal Home Loan Banks - 1.0%
5,000,000	4.00%, 03/25/2027	$4,999,541

52

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 9.1% - (continued)
	Mortgage-Backed Agencies - 9.1% - (continued)
	Federal Home Loan Mortgage Corp. - 3.7%
$ 258,662	1.00%, 05/15/2041	$241,185
1,799,757	3.00%, 04/15/2035	1,784,302
960,207	3.00%, 10/15/2045	944,371
2,881	3.50%, 05/15/2026	2,875
9,800,000	4.00%, 04/25/2027	9,778,714
363,088	4.00%, 03/15/2037	362,453
2,097,079	4.75%, 09/25/2052	2,087,458
2,648,371	5.00%, 03/25/2043	2,637,976
		17,839,334
	Federal National Mortgage Association - 1.4%
1,702,045	1.50%, 06/25/2042	1,642,178
226,288	1.75%, 09/25/2041	218,365
3,987,168	2.50%, 06/01/2029	3,932,735
88,585	3.50%, 11/01/2034	88,195
491,593	4.00%, 07/25/2040	489,851
452,427	4.00%, 06/25/2041	451,179
		6,822,503
	Government National Mortgage Association - 3.0%
1,676,070	2.00%, 12/16/2040	1,578,678
1,045,860	2.00%, 06/16/2041	1,005,802
3,003,392	2.25%, 12/20/2039	2,923,095
2,043,465	2.25%, 02/20/2044	1,985,704
228,491	2.50%, 09/20/2046	220,808
308,309	3.50%, 01/20/2052	305,334
6,260,819	4.50%, 11/20/2043	6,256,559
		14,275,980
	Total U.S. Government Agencies (cost $43,685,548)	$43,937,358
U.S. GOVERNMENT SECURITIES - 18.1%
	U.S. Treasury Securities - 18.1%
	U.S. Treasury Notes - 18.1%
22,750,000	1.38%, 08/31/2026	$22,528,721
20,750,000	2.88%, 08/15/2028	20,312,305
4,925,000	3.38%, 12/31/2027	4,887,101
4,850,000	3.38%, 02/29/2028	4,811,730
34,850,000	3.63%, 08/31/2027	34,746,539
	Total U.S. Government Securities (cost $87,305,024)	$87,286,396
	Total Long-Term Investments (cost $467,190,188)	$465,785,451
SHORT-TERM INVESTMENTS - 3.9%
	Commercial Paper - 3.3%
3,650,000	Bank of America NA 3.83%, 09/04/2026, 1 mo. USD Term SOFR + 0.20%(2)	$3,650,000
2,475,000	Deaconess Hospital Obligated Group 3.30%, 04/07/2026(5)	2,473,432
3,650,000	National Australia Bank Ltd. 3.88%, 12/04/2026, 1 mo. USD Term SOFR + 0.25%(1)(2)	3,650,000
2,425,000	Svenska Handelsbanken AB 3.95%, 12/18/2026, 1 mo. USD Term SOFR + 0.32%(1)(2)	2,425,000
2,500,000	Swedbank AB 3.87%, 09/18/2026(1)(5)	2,453,759
1,250,000	Toyota Motor Credit Corp. 3.78%, 07/13/2026(5)	1,236,097
		15,888,288
	Repurchase Agreements - 0.1%
596,252
Fixed Income Clearing Corp. Repurchase
Agreement dated 03/31/2026 at 3.66%,
due on 04/01/2026 with a maturity value of
$596,313; collateralized by U.S. Treasury
Note at 3.88%, maturing 11/30/2027, with
a market value of $608,278
		596,252
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.9% - (continued)
	Securities Lending Collateral - 0.5%
2,573,625	State Street Navigator Securities Lending Government Money Market Portfolio, 3.63%(6)		$2,573,625
	Total Short-Term Investments (cost $19,059,529)		$19,058,165
	Total Investments (cost $486,249,717)	100.6%	$484,843,616
	Other Assets and Liabilities	(0.6)%	(3,109,409)
	Net Assets	100.0%	$481,734,207
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At March 31, 2026, the aggregate value of these securities was
$178,480,636, representing 37.0% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Represents entire or partial securities on loan.
(5)	The rate shown represents current yield to maturity.
(6)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

53

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
March 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$191,279,220	$—	$191,279,220	$—
Corporate Bonds	139,075,144	—	139,075,144	—
Municipal Bonds	4,207,333	—	4,207,333	—
U.S. Government Agencies	43,937,358	—	43,937,358	—
U.S. Government Securities	87,286,396	—	87,286,396	—
Short-Term Investments	19,058,165	2,573,625	16,484,540	—
Total	$484,843,616	$2,573,625	$482,269,991	$—

(1)	For the period ended March 31, 2026, there were no transfers in and out of Level 3.

54

Hartford Series Fund, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
RBC	RBC Dominion Securities, Inc.
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International
Currency Abbreviations:
EUR	Euro Member Countries
GBP	British Pound
USD	United States Dollar
Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
ITRAXX	Markit iTraxx
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
FA	Finance Authority
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AG	Assured Guaranty Inc.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST APPROP	State Appropriation
TBA	To Be Announced

55